UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza	61710-0001
Bloomington, IL
(Address of principal executive offices)	(Zip code)

Alan Goldberg
Bell, Boyd & Lloyd LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2008

Date of reporting period: 09/30/2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (97.20%)
Consumer Discretionary (6.26%)
Amazon.com Inc. (a)	13,400	$974,984
Comcast Corp. Class A	63,900	1,254,357
GameStop Corp. Class A (a)	28,500	974,985
McDonald’s Corp.	39,400	2,430,980
NIKE Inc. Class B	46,600	3,117,540
The Walt Disney Co.	95,100	2,918,619
Tiffany & Co.	42,200	1,498,944
Urban Outfitters Inc. (a)	51,000	1,625,370

		14,795,779

Consumer Staples (7.74%)
Avon Products Inc.	42,500	1,766,725
Colgate-Palmolive Co.	41,000	3,089,350
CVS Caremark Corp.	121,400	4,086,324
General Mills Inc.	42,700	2,934,344
Kraft Foods Inc. Class A	40,400	1,323,100
PepsiCo Inc.	15,600	1,111,812
Philip Morris International Inc.	58,100	2,794,610
The Coca-Cola Co.	22,900	1,210,952

		18,317,217

Energy (17.42%)
Apache Corp.	13,600	1,418,208
Baker Hughes Inc.	19,300	1,168,422
Cameron International Corp. (a)	30,900	1,190,886
ConocoPhillips	67,100	4,915,075
Continental Resources Inc. (a)	34,500	1,353,435
Diamond Offshore Drilling Inc.	18,900	1,947,834
EOG Resources Inc.	18,800	1,681,848
Exxon Mobil Corp.	41,100	3,191,826
Hess Corp.	14,700	1,206,576
Massey Energy Co.	47,300	1,687,191
Murphy Oil Corp.	57,000	3,655,980
National-Oilwell Varco Inc. (a)	23,300	1,170,359
Occidental Petroleum Corp.	66,300	4,670,835
Plains Exploration & Production Co. (a)	23,300	819,228
Smith International Inc.	20,400	1,196,256
Southwestern Energy Co. (a)	40,700	1,242,978
Spectra Energy Corp.	51,400	1,223,320
Transocean Inc. (a)	32,200	3,536,848
XTO Energy Inc.	84,300	3,921,636

		41,198,741

Financials (13.94%)
ACE Ltd.	54,800	2,966,324
Bank of America Corp.	88,300	3,090,500
Charles Schwab Corp.	51,400	1,336,400
Citigroup Inc.	127,800	2,621,178
Franklin Resources Inc.	33,700	2,969,981
Hudson City Bancorp Inc.	131,500	2,426,175
JPMorgan Chase & Co.	64,300	3,002,810
MetLife Inc.	53,800	3,012,800

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
PNC Financial Services Group Inc.	39,900	$2,980,530
State Street Corp.	66,400	3,776,832
US Bancorp	41,800	1,505,636
Wells Fargo & Co.	87,600	3,287,628

		32,976,794

Health Care (10.78%)
Biogen Idec Inc. (a)	26,300	1,322,627
Bristol-Myers Squibb Co.	96,400	2,009,940
Celgene Corp. (a)	19,300	1,221,304
Covidien Ltd.	45,300	2,435,328
CR Bard Inc.	11,700	1,109,979
Express Scripts Inc. (a)	25,600	1,889,792
Gilead Sciences Inc. (a)	26,200	1,194,196
Intuitive Surgical Inc. (a)	3,700	891,626
Johnson & Johnson	63,400	4,392,352
Medtronic Inc.	20,600	1,032,060
Schering-Plough Corp.	80,100	1,479,447
St. Jude Medical Inc. (a)	57,200	2,487,628
Stryker Corp.	18,900	1,177,470
Wyeth	77,600	2,866,544

		25,510,293

Industrials (10.70%)
3M Co.	11,700	799,227
Bucyrus International Inc.	21,100	942,748
CSX Corp.	18,000	982,260
Cummins Inc.	23,300	1,018,676
Danaher Corp.	14,400	999,360
Emerson Electric Co.	60,050	2,449,440
Fastenal Co.	23,600	1,165,604
First Solar Inc. (a)	11,300	2,134,683
Flowserve Corp.	14,600	1,296,042
General Electric Co.	66,900	1,705,950
ITT Corp.	37,700	2,096,497
Kansas City Southern (a)	33,600	1,490,496
Norfolk Southern Corp.	25,096	1,661,606
Tyco International Ltd.	29,600	1,036,592
Union Pacific Corp.	33,800	2,405,208
United Technologies Corp.	52,100	3,129,126

		25,313,515

Materials & Processes (6.19%)
CF Industries Holdings Inc.	21,000	1,920,660
Cleveland-Cliffs Inc.	26,600	1,408,204
Freeport-McMoRan Copper & Gold Inc.	46,700	2,654,895
Gerdau Ameristeel Corp.	106,600	1,048,944
Intrepid Potash Inc. (a)	29,800	885,656
Monsanto Co.	20,200	1,999,396
Mosaic Co.	20,400	1,388,016
Potash Corp of Saskatchewan Inc.	16,000	2,112,160

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
United States Steel Corp.	15,900	$1,233,999

		14,651,930

Technology (17.49%)
Accenture Ltd. Class A	75,400	2,865,200
Amphenol Corp. Class A	27,400	1,099,836
Apple Inc. (a)	15,900	1,807,194
Automatic Data Processing Inc.	70,300	3,005,325
CA Inc.	51,200	1,021,952
Cisco Systems Inc. (a)	187,500	4,230,000
eBay Inc. (a)	52,700	1,179,426
EMC Corp. (a)	293,100	3,505,476
Flir Systems Inc. (a)	35,700	1,371,594
Google Inc. Class A (a)	2,900	1,161,508
Hewlett-Packard Co.	27,200	1,257,728
Intel Corp.	53,200	996,436
International Business Machines Corp.	48,500	5,672,560
Juniper Networks Inc. (a)	48,700	1,026,109
MasterCard Inc. Class A	5,700	1,010,781
Microsoft Corp.	57,100	1,523,999
Oracle Corp. (a)	229,700	4,665,207
Symantec Corp. (a)	118,200	2,314,356
Visa Inc. Class A	26,800	1,645,252

		41,359,939

Telecommunication Services (2.87%)
AT&T Inc.	104,800	2,926,016
NII Holdings Inc. (a)	25,400	963,168
Verizon Communications Inc.	90,600	2,907,354

		6,796,538

Utilities (3.81%)
Dominion Resources Inc.	72,200	3,088,716
Exelon Corp.	45,200	2,830,424
PG&E Corp.	82,500	3,089,625

		9,008,765

Total Common Stocks
(cost $241,970,310)		229,929,511

	Shares	Value
Short-term Investments (5.30%)
JPMorgan U.S. Government Money Market Fund	12,533,664	$12,533,664

Total Short-term Investments
(cost $12,533,664)		12,533,664

TOTAL INVESTMENTS (102.50%)
(cost $254,503,974)		242,463,175
LIABILITIES, NET OF OTHER ASSETS (-2.50%)		(5,915,010)

NET ASSETS (100.00%)		$236,548,165

(a)	Non-income producing security.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (98.74%)
Consumer Discretionary (13.98%)
Bally Technologies Inc. (a)	15,450	$467,826
Bare Escentuals Inc. (a)	13,600	147,832
Big Lots Inc. (a)	70,900	1,973,147
Burger King Holdings Inc.	25,775	633,034
Callaway Golf Co.	55,400	779,478
CEC Entertainment Inc. (a)	23,300	773,560
Charming Shoppes Inc. (a)	166,800	815,652
Coach Inc. (a)	18,050	451,972
Federal-Mogul Corp. (a)	33,000	414,150
Focus Media Holding Ltd. ADR (a)	12,350	352,099
FTI Consulting Inc. (a)	12,575	908,418
GameStop Corp. Class A (a)	26,050	891,170
Genesco Inc. (a)	18,871	631,801
Gildan Activewear Inc. (a)	19,525	444,780
Guess? Inc.	19,675	684,493
Hasbro Inc.	26,300	913,136
ITT Educational Services Inc. (a)	5,450	440,960
J.C. Penney Co Inc.	4,100	136,694
Jo-Ann Stores Inc. (a)	3,820	80,144
LKQ Corp. (a)	26,387	447,787
Omnicom Group Inc.	14,725	567,796
Phillips-Van Heusen Corp.	15,475	586,657
Saks Inc. (a)	24,125	223,156
Sotheby’s	27,750	556,665
The Finish Line Inc. Class A	20,300	202,797
UniFirst Corp.	29,800	1,284,082
Urban Outfitters Inc. (a)	20,850	664,489
VF Corp.	10,325	798,226
Warnaco Group Inc. (a)	53,900	2,441,131

		19,713,132

Consumer Staples (5.17%)
Avon Products Inc.	30,425	1,264,767
Bunge Ltd.	12,200	770,796
Cal-Maine Foods Inc.	45,200	1,240,288
Church & Dwight Co. Inc.	10,925	678,333
ConAgra Foods Inc.	11,925	232,061
Corn Products International Inc.	21,700	700,476
Energizer Holdings Inc. (a)	6,525	525,589
Fomento Economico Mexicano S.A.B. de C.V. ADR	5,350	204,049
H.J. Heinz Co.	11,450	571,469
Spartan Stores Inc.	26,000	646,880
The Andersons Inc.	12,700	447,294

		7,282,002

Energy (11.96%)
ATP Oil & Gas Corp. (a)	28,200	502,242
Cameron International Corp. (a)	13,575	523,181
CONSOL Energy Inc.	13,125	602,306
GulfMark Offshore Inc. (a)	21,500	964,920
Hornbeck Offshore Services Inc. (a)	38,700	1,494,594

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Mariner Energy Inc. (a)	59,948	$1,228,934
McMoRan Exploration Co. (a)	53,200	1,257,648
National-Oilwell Varco Inc. (a)	11,750	590,203
Noble Corp.	24,025	1,054,697
Oil States International Inc. (a)	15,000	530,250
Overseas Shipholding Group Inc.	11,800	688,058
Pioneer Natural Resources Co.	33,900	1,772,292
Quicksilver Resources Inc. (a)	37,850	742,996
Rosetta Resources Inc. (a)	31,300	574,668
Stone Energy Corp. (a)	21,500	910,095
Swift Energy Co. (a)	17,400	673,206
Tidewater Inc.	14,300	791,648
Weatherford International Ltd. (a)	24,700	620,958
Whiting Petroleum Corp. (a)	18,725	1,334,343

		16,857,239

Financial Services (12.62%)
Affiliated Managers Group Inc. (a)	9,025	747,721
Alliance Data Systems Corp. (a)	14,050	890,489
American Physicians Capital Inc.	24,600	1,041,318
Ameriprise Financial Inc.	5,250	200,550
Amerisafe Inc. (a)	82,300	1,497,860
AmTrust Financial Services Inc.	48,500	659,115
Annaly Capital Management Inc.	56,525	760,261
Arch Capital Group Ltd. (a)	4,200	306,726
Assurant Inc.	17,800	979,000
Blackrock Inc.	1,425	277,163
Charles Schwab Corp.	59,275	1,541,150
Digital Realty Trust Inc.	35,725	1,688,006
IntercontinentalExchange Inc. (a)	7,600	613,168
Knight Capital Group Inc. Class A (a)	48,500	720,710
LaBranche & Co. Inc. (a)	193,800	872,100
Lazard Ltd. Class A	12,050	515,258
Northern Trust Corp.	7,750	559,550
Raymond James Financial Inc.	59,700	1,968,906
StanCorp Financial Group Inc.	4,850	240,948
State Street Corp.	9,200	523,296
T Rowe Price Group Inc.	3,725	200,070
Tower Group Inc.	24,000	565,440
Willis Group Holdings Ltd.	13,025	420,186

		17,788,991

Health Care (11.52%)
AMERIGROUP Corp. (a)	27,200	686,800
BioMarin Pharmaceutical Inc. (a)	13,950	369,536
Celera Corp. (a)	92,900	1,435,305
Celgene Corp. (a)	5,725	362,278
Cephalon Inc. (a)	12,500	968,625
Cyberonics Inc. (a)	34,800	591,600
Endo Pharmaceuticals Holdings Inc. (a)	33,025	660,500
Express Scripts Inc. (a)	8,275	610,861
Gentiva Health Services Inc. (a)	17,900	482,226

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Genzyme Corp. (a)	7,300	$590,497
Healthspring Inc. (a)	35,400	749,064
Hologic Inc. (a)	34,868	673,998
Immucor Inc. (a)	11,850	378,726
Intuitive Surgical Inc. (a)	1,650	397,617
Inverness Medical Innovations Inc. (a)	9,675	290,250
Invitrogen Corp. (a)	37,600	1,421,280
Kindred Healthcare Inc. (a)	33,900	934,623
Pediatrix Medical Group Inc. (a)	10,800	582,336
Perrigo Co.	40,800	1,569,168
Psychiatric Solutions Inc. (a)	12,100	459,195
QIAGEN NV (a)	39,450	778,348
ResMed Inc. (a)	12,925	555,775
Triple-S Management Corp. Class B (a)	42,300	689,067

		16,237,675

Industrials (15.59%)
Ampco-Pittsburgh Corp.	22,800	590,520
BE Aerospace Inc. (a)	57,350	907,850
Bucyrus International Inc.	16,450	734,986
Capstone Turbine Corp. (a)	227,400	293,346
Columbus McKinnon Corp. (a)	27,478	647,656
Eagle Bulk Shipping Inc.	24,275	338,394
EMCOR Group Inc. (a)	53,500	1,408,120
EnPro Industries Inc. (a)	8,700	323,292
Foster Wheeler Ltd. (a)	18,925	683,382
Gardner Denver Inc. (a)	21,400	743,008
General Cable Corp. (a)	11,850	422,216
Gibraltar Industries Inc.	19,000	355,490
Hawaiian Holdings Inc. (a)	106,200	985,536
Herman Miller Inc.	27,938	683,643
ICF International Inc. (a)	32,800	647,800
ITT Corp.	13,150	731,271
Kansas City Southern (a)	15,600	692,016
Kirby Corp. (a)	7,425	281,705
Layne Christensen Co. (a)	21,200	751,116
M & F Worldwide Corp. (a)	33,700	1,348,000
Manitowoc Co. Inc.	20,725	322,274
McDermott International Inc. (a)	39,800	1,016,890
NCI Building Systems Inc. (a)	23,400	742,950
Norfolk Southern Corp.	6,650	440,296
Pacer International Inc.	34,400	566,568
Perini Corp. (a)	24,300	626,697
Precision Castparts Corp.	16,925	1,333,351
Robbins & Myers Inc.	57,200	1,769,196
Rockwell Collins Inc.	17,300	831,957
Ryder System Inc.	12,100	750,200

		21,969,726

Materials & Processes (11.80%)
A. Schulman Inc.	41,200	814,936
Airgas Inc.	9,425	467,951

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
AK Steel Holding Corp.	22,300	$578,016
Alpha Natural Resources Inc. (a)	8,000	411,440
CF Industries Holdings Inc.	3,125	285,813
Cleveland-Cliffs Inc.	34,650	1,834,371
Glatfelter	38,300	518,582
Greif Inc.	16,000	1,049,920
Hercules Inc.	42,300	837,117
Innophos Holdings Inc.	17,956	437,768
Koppers Holdings Inc.	20,300	759,423
LSB Industries Inc. (a)	39,000	540,150
Olympic Steel Inc.	14,800	436,452
Owens-Illinois Inc. (a)	24,450	718,830
Packaging Corp. of America	32,500	753,350
Reliance Steel & Aluminum Co.	20,900	793,573
Rock-Tenn Co. Class A	31,500	1,259,370
SPX Corp.	6,675	513,975
Steel Dynamics Inc.	48,600	830,574
Terra Industries Inc.	45,000	1,323,000
United States Steel Corp.	5,625	436,556
Walter Industries Inc.	15,925	755,641
Worthington Industries Inc.	19,000	283,860

		16,640,668

Technology (10.48%)
Activision Blizzard Inc. (a)	53,150	820,104
Adobe Systems Inc. (a)	10,275	405,554
Amphenol Corp. Class A	5,225	209,732
Anixter International Inc. (a)	19,825	1,179,786
Autodesk Inc. (a)	22,350	749,842
Broadcom Corp. Class A (a)	49,025	913,336
Ciena Corp. (a)	12,050	121,464
Cognizant Technology Solutions Corp. (a)	30,975	707,159
CommScope Inc. (a)	19,525	676,346
Compuware Corp. (a)	28,900	280,041
CTS Corp.	50,000	639,000
EarthLink Inc. (a)	94,500	803,250
F5 Networks Inc. (a)	11,275	263,610
Fiserv Inc. (a)	13,950	660,114
Intersil Corp.	37,425	620,507
McAfee Inc. (a)	19,100	648,636
MICROS Systems Inc. (a)	21,200	565,192
Multi-Fineline Electronix Inc. (a)	40,100	593,079
Nuance Communications Inc. (a)	66,050	805,149
NVIDIA Corp. (a)	21,675	232,139
Paychex Inc.	13,100	432,693
Riverbed Technology Inc. (a)	14,500	181,540
Silicon Laboratories Inc. (a)	18,550	569,485
Standard Microsystems Corp. (a)	15,418	385,142
SunPower Corp. Class A (a)	5,775	409,621
Trimble Navigation Ltd. (a)	26,275	679,471
United Online Inc.	7,609	71,601

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
UTStarcom Inc. (a)	43,600	$146,932

		14,770,525

Telecommunication Services (0.40%)
NII Holdings Inc. (a)	7,875	298,620
tw telecom inc. (a)	26,025	270,400

		569,020

Utilities (5.22%)
Allegheny Energy Inc.	29,550	1,086,553
Central Vermont Public Service Corp.	22,008	515,868
Entergy Corp.	9,950	885,650
Hawaiian Electric Industries Inc.	34,300	995,043
ITC Holdings Corp.	19,625	1,015,986
Laclede Group Inc.	7,700	373,373
MGE Energy Inc.	26,600	945,630
Mirant Corp. (a)	10,400	190,216
Nicor Inc.	15,900	705,165
NorthWestern Corp.	25,700	645,841

		7,359,325

Total Common Stocks
(cost $150,455,064)		139,188,303

Short-term Investments (0.84%)
JPMorgan U.S. Government Money Market Fund	1,184,013	1,184,013

Total Short-term Investments
(cost $1,184,013)		1,184,013

TOTAL INVESTMENTS (99.58%)
(cost $151,639,077)		140,372,316
OTHER ASSETS, NET OF LIABILITIES (0.42%)		587,130

NET ASSETS (100.00%)		$140,959,446

(a)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (88.03%) (a)
Australia (2.24%)
BHP Billiton PLC	37,000	$838,205
CSL Ltd.	43,029	1,303,559

		2,141,764

Austria (0.63%)
Erste Group Bank AG	12,100	602,393

Brazil (3.97%)
All America Latina Logistica	34,656	238,033
Banco Itau Holding Financeira SA ADR	43,000	752,500
Gafisa SA	44,000	559,567
Petroleo Brasileiro SA	34,007	1,494,608
Unibanco - Uniao de Bancos Brasileiros SA GDR	7,465	753,368

		3,798,076

Canada (3.29%)
Cameco Corp.	9,200	205,252
Potash Corp of Saskatchewan Inc.	7,255	957,733
Research In Motion Ltd. (b)	10,664	728,351
Rogers Communications Inc. Class B	38,906	1,261,954

		3,153,290

Denmark (3.74%)
A P Moller-Maersk A/S Class B	70	599,623
Novo Nordisk A/S Class B	23,700	1,228,662
Vestas Wind Systems A/S (b)	20,025	1,747,880

		3,576,165

France (11.93%)
Accor SA	23,880	1,275,348
Alstom SA	13,069	992,060
AXA	64,104	2,098,404
BNP Paribas	15,916	1,519,302
Compagnie de Saint-Gobain	12,800	662,124
Compagnie Generale de Geophysique-Veritas (b)	15,507	483,333
Compagnie Generale des Etablissements Michelin Class B	6,700	428,696
France Telecom SA	18,900	530,138
JC Decaux SA	32,919	710,444
L’Oreal SA	6,400	627,991
Pernod Ricard SA	4,800	422,837
Schneider Electric SA	7,000	601,122
Total SA	12,300	747,224
Unibail-Rodamco	1,600	320,122

		11,419,145

Germany (4.49%)
Allianz SE Reg.	4,300	589,523
Commerzbank AG	35,100	520,316

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Deutsche Bank AG Reg.	9,711	$694,696
Linde AG	23,346	2,493,020

		4,297,555

Hong Kong (3.53%)
Cathay Pacific Airways Ltd.	239,000	407,662
Cheung Kong Holdings Ltd.	63,000	713,698
China Life Insurance Co. Ltd. H	74,000	275,677
China Mobile Ltd.	57,000	571,008
China Petroleum and Chemical Corp. (Sinopec) H	630,000	497,216
CNOOC Ltd.	417,000	468,456
Esprit Holdings Ltd.	71,300	441,958

		3,375,675

India (0.54%)
ICICI Bank Ltd. Sponsored ADR	21,923	515,629

Israel (2.21%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	46,191	2,115,086

Italy (0.57%)
Eni SpA	20,500	543,374

Japan (10.44%)
Asahi Glass Co. Ltd.	37,000	325,253
Canon Inc.	19,000	720,307
Daikin Industries Ltd.	16,300	549,767
Daiwa Securities Group Inc.	83,000	604,550
Fanuc Ltd.	11,200	842,596
Japan Tobacco Inc.	240	889,098
Marubeni Corp.	153,000	693,547
Mizuho Financial Group Inc.	156	682,211
Nintendo Co. Ltd.	4,200	1,781,530
Nomura Holdings Inc.	60,300	786,921
Orix Corp.	5,600	701,165
Shiseido Co. Ltd.	29,000	639,415
Sumitomo Trust & Banking Co. Ltd.	116,000	772,844

		9,989,204

Malaysia (1.31%)
Genting Berhad	284,800	439,713
Resorts World Berhad	365,600	272,354
Sime Darby Berhad	283,700	543,913

		1,255,980

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Mexico (1.29%)
America Movil SAB de C.V. ADR Series L	16,747	$776,391
Cemex SAB de C.V. Participant Certificate Sponsored ADR (b)	26,635	458,655

		1,235,046

Netherlands (1.98%)
Heineken NV	24,501	984,385
ING Groep NV	14,200	304,416
Royal Dutch Shell PLC Class A	20,500	603,975

		1,892,776

Norway (0.72%)
Norsk Hydro ASA	52,000	351,791
StatoilHydro ASA	14,300	339,816

		691,607

Singapore (1.78%)
DBS Group Holdings Ltd.	49,216	586,519
Keppel Corp. Ltd.	112,000	618,890
United Overseas Bank Ltd.	42,000	502,103

		1,707,512

South Africa (0.78%)
AngloGold Ashanti Ltd. Sponsored ADR	10,100	233,310
MTN Group Ltd.	36,400	513,622

		746,932

Spain (2.54%)
Banco Santander SA	55,400	830,685
Gamesa Corp Tecnologica SA	22,047	755,374
Telefonica SA	35,700	848,859

		2,434,918

Sweden (1.96%)
ASSA ABLOY AB Class B	37,600	455,318
Atlas Copco AB Class A	54,800	613,392
Investor AB B Shares	26,200	490,619
SKF AB B Shares	25,100	320,662

		1,879,991

Switzerland (14.16%)
ABB Ltd. Reg. (b)	107,145	2,076,302
Actelion Ltd. Reg. (b)	10,250	528,167
Alcon Inc.	3,000	484,530
Compagnie Financiere Richemont AG Class A	13,300	587,640
Credit Suisse Group AG Reg.	42,534	1,986,422
Holcim Ltd.	10,100	727,717
Julius Baer Holding AG Reg.	18,637	926,826
Lonza Group AG Reg.	11,244	1,410,799

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Nestle SA	58,979	$2,548,927
Novartis AG	6,900	363,282
Roche Holding AG	4,900	767,055
Syngenta AG Reg.	2,000	421,989
UBS AG Reg. (Virt-X) (b)	42,096	719,524

		13,549,180

Taiwan (2.24%)
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	228,336	2,139,508

United Kingdom (11.15%)
Anglo American PLC	17,600	594,522
BG Group PLC	96,435	1,748,950
BP PLC	86,800	722,896
British American Tobacco PLC	19,600	639,887
Cadbury PLC	62,800	635,154
Diageo PLC	48,700	830,796
HSBC Holdings PLC	62,613	1,012,970
Imperial Tobacco Group PLC	16,900	542,503
Johnson Matthey PLC	5,253	126,077
Lloyds TSB Group PLC	99,600	400,222
Reckitt Benckiser Group PLC	16,202	785,552
Rio Tinto PLC	12,629	792,587
Standard Chartered PLC	28,600	703,719
Tesco PLC	164,072	1,141,119

		10,676,954

United States (0.54%)
Las Vegas Sands Corp. (b)	14,358	518,467

Total Common Stocks
(cost $93,104,065)		84,256,227

Preferred Stocks (4.07%) (a)
Brazil (4.07%)
Banco Bradesco SA Pfd.	62,600	998,429
Companhia Vale do Rio Doce Pfd. A	34,900	592,396
Petroleo Brasileiro SA Pfd.	96,800	1,758,058
Suzano Papel e Celulose SA	63,100	544,817

		3,893,700

Total Preferred Stocks
(cost $4,947,790)		3,893,700

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Principal amount	Value
Repurchase Agreement (6.32%)
State Street Bank & Trust Repurchase Agreement, (c) 0.900%, agreement date 09/30/2008, to be repurchased at $6,049,099 on 10/01/2008	$6,048,948	$6,048,948

Total Repurchase Agreement
(cost $6,048,948)		6,048,948

TOTAL INVESTMENTS (98.42%)
(cost $104,100,803)		94,198,875
CASH AND OTHER ASSETS, NET OF LIABILITIES (1.58%)		1,516,476

NET ASSETS (100.00%)		$95,715,351

(a)	The Fund used values provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 4.771%, a maturity date of September 1, 2035, and a market value of $6,171,157 as of September 30, 2008.

ADR - American Depository Receipt

GDR - Global Depository Receipt

INTERNATIONAL EQUITY FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$21,190,161	22.51%
United States Dollar	18,182,335	19.30
Swiss Franc	13,064,650	13.87
British Pound	11,515,159	12.22
Japanese Yen	9,989,204	10.60
Brazilian Real	4,691,300	4.98
Danish Krone	3,576,165	3.80
Hong Kong Dollar	3,375,675	3.58
Swedish Krona	1,879,991	2.00
Singapore Dollar	1,707,512	1.81
Australian Dollar	1,303,559	1.38
Canadian Dollar	1,261,955	1.34
Malaysian Ringgit	1,255,980	1.33
Norwegian Krone	691,607	0.73
South African Rand	513,622	0.55

Total Investments	94,198,875	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$22,365,772	23.37%
Consumer Staples	15,119,006	15.80
Industrials	12,602,191	13.17
Energy	11,361,038	11.87
Materials	8,135,856	8.50
Consumer Discretionary	8,116,926	8.48
Telecommunication Services	4,501,972	4.70
Information Technology	3,588,166	3.75
Health Care	2,359,000	2.46

Total Stocks	88,149,927	92.10
Repurchase Agreement	6,048,948	6.32
Cash and Other Assets, Net of Liabilities	1,516,476	1.58

Net Assets	$95,715,351	100.00%

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (98.55%)
Consumer Discretionary (12.84%)
1-800-FLOWERS.COM Inc. (a)	8,515	$51,260
99 Cents Only Stores (a)	11,178	122,623
Aaron Rents Inc.	10,958	296,633
Aeropostale Inc. (a)	16,685	535,755
AFC Enterprises (a)	7,641	55,474
AH Belo Corp. Class A	7,340	37,874
Ambassadors Group Inc.	4,372	69,559
America’s Car-Mart Inc. (a)	3,400	63,206
American Apparel Inc. (a)	7,300	59,860
American Axle & Manufacturing Holdings Inc.	10,687	57,282
American Greetings Corp.	12,300	188,067
American Public Education Inc. (a)	3,100	149,668
Amerigon Inc. (a)	6,800	44,744
Ameristar Casinos Inc.	6,057	85,949
Arbitron Inc.	6,818	304,696
ArvinMeritor Inc.	18,015	234,916
Asbury Automotive Group Inc.	7,252	83,543
ATC Technology Corp. (a)	6,068	144,054
Audiovox Corp. (a)	3,404	31,895
Avatar Holdings Inc. (a)	1,948	64,284
Bally Technologies Inc. (a)	13,662	413,685
Beazer Homes USA Inc. (a)	11,300	67,574
bebe stores inc.	8,600	84,022
Belo Corp.	20,500	122,180
Big 5 Sporting Goods Corp.	5,919	61,084
BJ’s Restaurants Inc. (a)	5,639	67,330
Blockbuster Inc. (a)	45,309	93,337
Blue Nile Inc. (a)	3,456	148,159
Bluegreen Corp. (a)	5,523	38,164
Blyth Inc.	6,145	69,684
Bob Evans Farms Inc.	8,645	235,922
Borders Group Inc.	16,900	110,864
Brookfield Homes Corp.	3,037	43,611
Brown Shoe Co. Inc.	10,605	173,710
Brunswick Corp.	21,200	271,148
Buckle Inc.	3,833	212,885
Buffalo Wild Wings Inc. (a)	4,096	164,823
Build-A-Bear Workshop Inc. (a)	5,429	39,523
Cabela’s Inc. (a)	8,630	104,250
Cache Inc. (a)	3,857	26,498
California Pizza Kitchen Inc. (a)	6,720	86,486
Callaway Golf Co.	15,814	222,503
Capella Education Co. (a)	3,829	164,111
Carter’s Inc. (a)	13,608	268,486
Casual Male Retail Group Inc. (a)	9,943	39,076
Cato Corp. Class A	7,344	128,887
Cavco Industries Inc. (a)	1,300	46,995
CBRL Group Inc.	5,882	154,697
CEC Entertainment Inc. (a)	5,606	186,119
Champion Enterprises Inc. (a)	18,280	101,454
Charlotte Russe Holding Inc. (a)	6,067	62,187

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Charming Shoppes Inc. (a)	29,581	$144,651
Charter Communications Inc. (a)	95,972	70,060
Cheesecake Factory Inc. (a)	16,100	235,382
Cherokee Inc.	2,582	56,752
Chico’s FAS Inc. (a)	43,200	236,304
Children’s Place Retail Stores Inc. (a)	5,656	188,628
Christopher & Banks Corp.	8,642	66,284
Churchill Downs Inc.	2,161	105,846
Cinemark Holdings Inc.	6,300	85,680
Circuit City Stores Inc.	40,100	30,476
Citadel Broadcasting Corp. (a)	43,569	33,984
Citi Trends Inc. (a)	4,000	65,160
CKE Restaurants Inc.	14,772	156,583
CKX Inc. (a)	12,100	74,536
Coldwater Creek Inc. (a)	16,300	94,377
Collective Brands Inc. (a)	15,578	285,233
Columbia Sportswear Co.	3,600	151,056
Conn’s Inc. (a)	3,086	57,739
Cooper Tire & Rubber Co.	14,701	126,429
Core-Mark Holding Co. Inc. (a)	2,000	49,980
Corinthian Colleges Inc. (a)	21,678	325,170
Cox Radio Inc. (a)	8,363	88,313
Crocs Inc. (a)	20,300	72,674
Crown Media Holdings Inc. (a)	2,762	13,893
CSS Industries Inc.	1,518	39,073
Cumulus Media Inc. (a)	9,406	40,070
Dana Holding Corp. (a)	23,300	112,772
Deckers Outdoor Corp. (a)	3,253	338,572
Denny’s Corp. (a)	25,053	64,637
DG FastChannel Inc. (a)	4,500	98,640
Dillard’s Inc. Class A	13,700	161,660
DineEquity Inc.	4,575	77,135
Dolan Media Co. (a)	6,000	60,540
Domino’s Pizza Inc. (a)	9,517	115,536
Dover Downs Gaming & Entertainment Inc.	3,702	28,802
Dress Barn Inc. (a)	12,436	190,146
Drew Industries Inc. (a)	5,764	98,622
drugstore.com Inc. (a)	16,100	37,835
DSW Inc. (a)	4,200	57,540
Entercom Communications Corp.	7,885	39,583
Entravision Communications Corp. (a)	15,640	42,072
Ethan Allen Interiors Inc.	6,322	177,142
Exide Technologies (a)	19,900	146,862
FGX International Holdings Ltd. (a)	2,400	26,568
Fisher Communications Inc.	1,296	51,062
Fleetwood Enterprises Inc. (a)	16,458	16,787
Fossil Inc. (a)	12,047	340,087
Fred’s Inc.	11,340	161,255
Fuel Systems Solutions Inc. (a)	3,300	113,685
Fuqi International Inc. (a)	3,400	27,710
Furniture Brands International Inc.	10,564	111,133

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
G-III Apparel Group Ltd. (a)	4,300	$80,453
Gaiam Inc. (a)	5,300	56,180
GateHouse Media Inc.	5,301	2,597
Gaylord Entertainment Co. (a)	9,963	292,613
Genesco Inc. (a)	4,892	163,784
Global Sources Ltd. (a)	4,180	42,093
Global Traffic Network Inc. (a)	1,900	17,613
Gray Television Inc.	11,047	19,001
Great Wolf Resorts Inc. (a)	9,028	33,042
Group 1 Automotive Inc.	5,521	119,971
GSI Commerce Inc. (a)	6,627	102,586
Gymboree Corp. (a)	7,265	257,908
Harte-Hanks Inc.	7,900	81,923
Haverty Furniture Companies Inc.	5,935	67,896
Hayes Lemmerz International Inc. (a)	22,600	61,698
Helen of Troy Ltd. (a)	6,800	154,836
hhgregg Inc. (a)	4,334	42,257
Hibbett Sports Inc. (a)	7,912	158,398
Hooker Furniture Corp.	3,216	57,084
Hot Topic Inc. (a)	12,792	84,555
Hovnanian Enterprises Inc. (a)	10,600	84,694
Iconix Brand Group Inc. (a)	15,600	204,048
Idearc Inc.	34,500	43,125
Insight Enterprises Inc. (a)	11,548	154,859
Interactive Data Corp.	8,800	221,936
iRobot Corp. (a)	5,400	80,028
Isle of Capri Casinos Inc. (a)	5,809	52,397
J. Crew Group Inc. (a)	10,500	299,985
Jack in the Box Inc. (a)	14,912	314,643
JAKKS Pacific Inc. (a)	7,627	189,989
Jo-Ann Stores Inc. (a)	6,269	131,524
Jos. A. Bank Clothiers Inc. (a)	4,337	145,723
Journal Communications Inc. Class A	10,142	49,493
K-Swiss Inc. Class A	7,571	131,735
K12 Inc. (a)	1,473	39,035
Kenneth Cole Productions Inc.	3,220	47,334
Knology Inc. (a)	6,400	51,648
Krispy Kreme Doughnuts Inc. (a)	16,306	53,810
La-Z-Boy Inc.	14,522	135,345
Landry’s Restaurants Inc.	3,895	60,567
Leapfrog Enterprises Inc. (a)	9,620	101,587
Lear Corp. (a)	16,400	172,200
Lee Enterprises Inc. Class A	14,400	50,400
Libbey Inc.	4,800	40,848
Life Time Fitness Inc. (a)	8,493	265,576
Lin TV Corp. (a)	7,165	36,971
Lincoln Educational Services (a)	400	5,292
Live Nation Inc. (a)	18,300	297,741
Lodgian Inc. (a)	5,551	43,298
Luby’s Inc. (a)	3,300	26,532
Lululemon Athletica Inc. (a)	4,200	96,726
Lumber Liquidators Inc. (a)	3,200	40,192
M/I Homes Inc.	4,200	95,676

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Maidenform Brands Inc. (a)	6,000	$87,060
Marcus Corp.	4,237	68,131
Marine Products Corp.	2,692	22,344
MarineMax Inc. (a)	5,615	40,596
Martha Stewart Living Omnimedia Inc. (a)	7,678	65,340
Marvel Entertainment Inc. (a)	12,700	433,578
Matthews International Corp.	8,368	424,592
McClatchy Co. Class A	12,800	56,320
Media General Inc.	5,301	65,891
Mediacom Communications Corp. Class A (a)	12,428	73,574
Meritage Homes Corp. (a)	7,900	195,130
Midas Inc. (a)	3,884	53,444
Modine Manufacturing Co.	8,143	117,911
Monarch Casino & Resort Inc. (a)	4,166	47,451
Monro Muffler Brake Inc.	4,635	106,883
Morgans Hotel Group Co. (a)	7,900	86,189
Movado Group Inc.	4,516	100,933
National CineMedia Inc.	12,000	132,600
National Presto Industries Inc.	1,418	105,641
Nautilus Inc. (a)	7,802	35,655
Netflix Inc. (a)	10,022	309,479
New York & Co. Inc. (a)	6,956	66,360
NutriSystem Inc.	7,300	129,356
O’Charley’s Inc.	6,009	52,579
Orbitz Worldwide Inc. (a)	8,134	47,747
Outdoor Channel Holdings Inc. (a)	2,300	20,240
Overstock.com Inc. (a)	4,199	83,182
Oxford Industries Inc.	3,747	96,785
Pacific Sunwear of California Inc. (a)	17,102	115,096
Palm Harbor Homes Inc. (a)	2,805	27,798
Pantry Inc. (a)	6,539	138,561
Papa John’s International Inc. (a)	5,880	159,701
PC Mall Inc. (a)	3,500	23,905
Peet’s Coffee & Tea Inc. (a)	4,341	121,201
PEP Boys-Manny Moe & Jack	10,527	65,057
Perry Ellis International Inc. (a)	3,426	51,082
PetMed Express Inc. (a)	6,900	108,330
PF Chang’s China Bistro Inc. (a)	5,991	141,028
Pier 1 Imports Inc. (a)	22,511	92,970
Pinnacle Entertainment Inc. (a)	14,448	109,227
Playboy Enterprises Inc. (a)	6,294	24,798
Polaris Industries Inc.	8,387	381,525
Pool Corp.	12,900	300,957
Pre-Paid Legal Services Inc. (a)	2,367	97,662
Prestige Brands Holdings Inc. (a)	9,648	85,674
Primedia Inc.	9,236	22,443
Quantum Fuel Systems Technologies Worldwide Inc. (a)	20,300	26,187
Quiksilver Inc. (a)	31,000	177,940
R.H. Donnelley Corp. (a)	15,300	30,447

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Raser Technologies Inc. (a)	10,300	$87,550
RC2 Corp. (a)	5,154	103,080
RCN Corp. (a)	9,871	121,018
Red Robin Gourmet Burgers Inc. (a)	4,274	114,543
Regis Corp.	11,278	310,145
Rent-A-Center Inc. (a)	17,100	380,988
Retail Ventures Inc. (a)	9,321	36,352
REX Stores Corp. (a)	1,200	13,860
RHI Entertainment Inc. (a)	3,400	50,660
Rick’s Cabaret International Inc. (a)	2,100	20,622
Riviera Holdings Corp. (a)	2,665	19,588
Ruby Tuesday Inc. (a)	13,811	79,966
Russ Berrie & Co. Inc. (a)	3,376	25,894
Ruth’s Hospitality Group Inc. (a)	7,400	29,082
Ryland Group Inc.	10,400	275,808
Sally Beauty Holdings Inc. (a)	22,000	189,200
Scholastic Corp.	6,873	176,499
Sealy Corp.	9,700	62,662
Shoe Carnival Inc. (a)	3,017	49,418
Shuffle Master Inc. (a)	10,278	52,315
Shutterfly Inc. (a)	5,743	55,190
Sinclair Broadcast Group Inc.	15,304	77,132
Six Flags Inc. (a)	24,556	16,944
Skechers U.S.A. Inc. (a)	7,849	132,099
Skyline Corp.	2,343	61,926
Smith & Wesson Holding Corp. (a)	11,100	41,514
Sonic Automotive Inc.	6,697	56,657
Sonic Corp. (a)	14,500	211,265
Sotheby’s	16,787	336,747
Spartan Motors Inc.	9,600	30,528
Speedway Motorsports Inc.	3,554	69,232
Stage Stores Inc.	9,107	124,402
Stamps.com Inc. (a)	4,628	54,009
Standard Pacific Corp. (a)	31,600	155,156
Stein Mart Inc.	7,023	27,460
Steiner Leisure Ltd. (a)	3,800	130,644
Steinway Musical Instruments Inc. (a)	2,299	65,108
Steven Madden Ltd. (a)	5,312	131,631
Stewart Enterprises Inc.	23,454	184,348
Stoneridge Inc. (a)	4,400	49,500
Superior Industries International Inc.	6,741	129,158
Systemax Inc.	2,300	32,338
Talbots Inc.	6,899	90,377
Tempur-Pedic International Inc.	17,900	210,504
Tenneco Inc. (a)	11,113	118,131
Texas Roadhouse Inc. Class A (a)	11,904	107,017
The Andersons Inc.	4,192	147,642
The Finish Line Inc. Class A	12,106	120,939
The Men’s Wearhouse Inc.	12,700	269,748
The Steak n Shake Co. (a)	9,236	80,168
thinkorswim Group Inc. (a)	14,300	119,119
Timberland Co. (a)	11,700	203,229
TiVo Inc. (a)	24,240	177,437

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Town Sports International
Holdings Inc. (a)	5,500	$33,550
Tractor Supply Co. (a)	8,700	365,835
True Religion Apparel Inc. (a)	4,400	113,740
Tuesday Morning Corp. (a)	7,389	30,517
Tupperware Brands Corp.	15,296	422,628
Tween Brands Inc. (a)	6,118	59,895
Ulta Salon Cosmetics & Fragrance Inc. (a)	4,100	54,448
Under Armour Inc. Class A (a)	7,900	250,904
Unifi Inc. (a)	7,300	35,332
UniFirst Corp.	3,275	141,120
Universal Electronics Inc. (a)	4,175	104,292
Universal Technical Institute Inc. (a)	6,381	108,860
Vail Resorts Inc. (a)	7,582	264,991
Valassis Communications Inc. (a)	11,490	99,503
Value Line Inc.	162	5,425
VistaPrint Ltd. (a)	10,800	354,672
Visteon Corp. (a)	36,178	83,933
Volcom Inc. (a)	5,000	86,400
Warnaco Group Inc. (a)	11,366	514,766
Wendy’s/Arby’s Group Inc. Class A	101,035	531,444
Westwood One Inc. (a)	15,200	8,360
Wet Seal Inc. (a)	25,505	92,583
Weyco Group Inc.	1,300	43,511
Winnebago Industries Inc.	8,519	110,065
WMS Industries Inc. (a)	10,738	328,261
Wolverine World Wide Inc.	13,121	347,313
Wonder Auto Technology Inc. (a)	2,500	16,025
World Wrestling Entertainment Inc.	6,769	104,649
Zale Corp. (a)	8,467	211,675
Zumiez Inc. (a)	4,466	73,600

		34,384,383

Consumer Staples (3.40%)
AgFeed Industries Inc. (a)	5,700	45,030
Alico Inc.	785	37,233
Alliance One International Inc. (a)	26,244	99,727
American Dairy Inc. (a)	1,100	11,143
American Oriental Bioengineering Inc. (a)	14,900	96,701
Arden Group Inc. Class A	200	29,124
B&G Foods Inc. Class A	3,600	25,740
Boston Beer Co. Inc. (a)	2,580	122,524
Cal-Maine Foods Inc.	3,600	98,784
Calavo Growers Inc.	1,700	21,182
Casey’s General Stores Inc.	13,666	412,303
Central Garden & Pet Co. (a)	15,612	92,891
Chattem Inc. (a)	4,543	355,172
Chiquita Brands International Inc. (a)	10,105	159,760
Coca-Cola Bottling Co. Consolidated	1,147	50,078

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Darling International Inc. (a)	20,425	$226,922
Diamond Foods Inc.	4,700	131,741
Elizabeth Arden Inc. (a)	7,003	137,469
Farmer Brothers Co.	1,393	34,644
Flowers Foods Inc.	20,385	598,504
Fresh Del Monte Produce Inc. (a)	10,100	224,220
Green Mountain Coffee Roasters Inc. (a)	4,677	183,993
Hain Celestial Group Inc. (a)	10,923	300,710
HQ Sustainable Maritime Industries Inc. (a)	2,400	12,144
Imperial Sugar Co.	3,700	50,098
Ingles Markets Inc.	3,805	86,868
Inter Parfums Inc.	3,301	44,762
J&J Snack Foods Corp.	3,042	103,154
Lancaster Colony Corp.	5,919	222,910
Lance Inc.	7,805	177,095
Longs Drug Stores Corp.	7,912	598,464
Mannatech Inc.	4,679	18,716
Maui Land & Pineapple Company Inc. (a)	866	23,806
Nash Finch Co.	3,712	160,061
National Beverage Corp. (a)	2,280	20,224
Nu Skin Enterprises Inc.	13,162	213,488
Omega Protein Corp. (a)	5,300	62,328
Pilgrim’s Pride Corp.	10,700	26,643
PriceSmart Inc.	3,100	51,894
Ralcorp Holdings Inc. (a)	14,362	968,142
Reddy Ice Holdings Inc.	5,500	20,075
Ruddick Corp.	11,290	366,361
Sanderson Farms Inc.	5,251	192,922
Smart Balance Inc. (a)	14,600	95,776
Spartan Stores Inc.	6,052	150,574
Spectrum Brands Inc. (a)	12,800	17,792
Synutra International Inc. (a)	2,300	46,299
The Great Atlantic & Pacific Tea Company Inc. (a)	8,488	91,840
Tootsie Roll Industries Inc.	6,996	202,254
TreeHouse Foods Inc. (a)	7,400	219,780
United Natural Foods Inc. (a)	11,542	288,435
Universal Corp.	6,505	319,330
USANA Health Sciences Inc. (a)	2,174	89,112
Vector Group Ltd.	8,829	155,920
Village Super Market Inc. Class A	600	28,602
WD-40 Co.	4,244	152,487
Weis Markets Inc.	2,596	93,482
Winn-Dixie Stores Inc. (a)	13,600	189,040
Zhongpin Inc. (a)	5,600	59,528

		9,116,001

Energy (6.25%)
Abraxas Petroleum Corp. (a)	12,600	32,886

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Allis-Chalmers Energy Inc. (a)	6,700	$84,755
Alon USA Energy Inc.	3,300	44,484
American Oil & Gas Inc. (a)	11,600	30,276
APCO Argentina Inc.	1,200	33,972
Approach Resources Inc. (a)	2,879	41,630
Arena Resources Inc. (a)	9,700	376,845
Arlington Tankers Ltd.	2,500	38,450
Atlas America Inc.	9,219	314,460
ATP Oil & Gas Corp. (a)	6,855	122,088
Aventine Renewable Energy Holdings Inc. (a)	9,279	29,322
Basic Energy Services Inc. (a)	10,000	213,000
Berry Petroleum Co.	10,566	409,221
Bill Barrett Corp. (a)	9,038	290,210
BMB Munai Inc. (a)	11,700	48,555
Bolt Technology Corp. (a)	2,700	39,069
BPZ Resources Inc. (a)	14,800	254,560
Brigham Exploration Co. (a)	11,249	123,627
Bristow Group Inc. (a)	6,191	209,503
Bronco Drilling Co. Inc. (a)	7,600	77,672
Cal Dive International Inc. (a)	10,214	108,268
Callon Petroleum Co. (a)	5,380	97,001
Cano Petroleum Inc. (a)	10,800	24,948
CARBO Ceramics Inc.	4,931	254,489
Carrizo Oil & Gas Inc. (a)	6,655	241,377
Cheniere Energy Inc. (a)	13,700	30,825
Clayton Williams Energy Inc. (a)	1,449	102,198
Clean Energy Fuels Corp. (a)	4,900	69,335
Complete Production Services Inc. (a)	12,000	241,560
Comstock Resources Inc. (a)	11,340	567,567
Concho Resources Inc. (a)	14,101	389,329
Contango Oil & Gas Co. (a)	3,500	188,930
Crosstex Energy Inc.	10,819	270,150
CVR Energy Inc. (a)	6,503	55,406
Dawson Geophysical Co. (a)	2,200	102,718
Delek US Holdings Inc.	3,000	27,810
Delta Petroleum Corp. (a)	16,427	223,079
DHT Maritime Inc.	11,600	77,952
Double Eagle Petroleum Co. (a)	2,900	41,412
Dril-Quip Inc. (a)	7,588	329,243
Endeavour International Corp. (a)	34,300	45,276
Energy Partners Ltd. (a)	7,675	66,542
Energy XXI Bermuda Ltd.	30,600	93,024
ENGlobal Corp. (a)	7,600	100,852
Evergreen Energy Inc. (a)	25,951	24,394
EXCO Resources Inc. (a)	38,100	621,792
FX Energy Inc. (a)	11,900	88,536
Gasco Energy Inc. (a)	26,500	48,230
General Maritime Corp.	6,300	122,724
GeoGlobal Resources Inc. (a)	7,600	19,152
Geokinetics Inc. (a)	1,900	36,100
Geomet Inc. (a)	2,986	16,244

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
GeoResources Inc. (a)	1,900	$21,774
GMX Resources Inc. (a)	4,255	203,389
Golar LNG Ltd.	8,100	107,568
Goodrich Petroleum Corp. (a)	5,753	250,773
Gran Tierra Energy Inc. (a)	25,700	95,347
Grey Wolf Inc. (a)	44,157	343,542
Gulf Island Fabrication Inc.	3,413	117,646
GulfMark Offshore Inc. (a)	5,680	254,918
Gulfport Energy Corp. (a)	7,400	74,370
Harvest Natural Resources Inc. (a)	10,232	103,548
Hornbeck Offshore Services Inc. (a)	5,534	213,723
Houston American Energy Corp.	4,800	30,336
International Coal Group Inc. (a)	31,600	197,184
ION Geophysical Corp. (a)	20,732	294,187
James River Coal Co. (a)	6,300	138,537
Kayne Anderson Energy Development Co.	2,200	37,246
Knightsbridge Tankers Ltd.	4,900	129,703
Lufkin Industries Inc.	3,982	315,972
Matrix Service Co. (a)	6,400	122,240
McMoRan Exploration Co. (a)	15,248	360,463
Meridian Resource Corp. (a)	23,627	43,474
Mitcham Industries Inc. (a)	3,200	32,288
NATCO Group Inc. (a)	4,800	192,864
National Coal Corp. (a)	7,400	38,702
Natural Gas Services Group (a)	3,500	61,145
Newpark Resources Inc. (a)	21,557	157,366
NGP Capital Resources Co.	6,626	96,541
Nordic American Tanker Shipping Ltd.	8,300	266,098
Northern Oil and Gas Inc. (a)	5,900	47,967
Oilsands Quest Inc. (a)	40,200	120,198
OYO Geospace Corp. (a)	1,200	47,136
Pacific Ethanol Inc. (a)	14,800	20,572
Panhandle Oil & Gas Inc.	1,400	40,082
Parallel Petroleum Corp. (a)	9,896	93,220
Parker Drilling Co. (a)	27,321	219,114
Penn Virginia Corp.	10,334	552,249
Petroleum Development Corp. (a)	4,018	178,279
Petroquest Energy Inc. (a)	10,663	163,677
PHI Inc. (a)	3,000	110,790
Pioneer Drilling Co. (a)	11,982	159,361
PowerSecure International Inc. (a)	2,900	17,574
Quest Resource Corp. (a)	6,200	16,492
RAM Energy Resources Inc. (a)	11,900	34,391
Rentech Inc. (a)	46,100	61,313
Resource America Inc.	3,210	30,495
Rex Energy Corp. (a)	4,800	75,648
Rosetta Resources Inc. (a)	12,417	227,976
RPC Inc.	7,849	110,357
Ship Finance International Ltd.	10,500	226,380
Stone Energy Corp. (a)	7,670	324,671
SulphCo Inc. (a)	10,900	21,909
Superior Well Services Inc. (a)	4,700	118,957

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Swift Energy Co. (a)	7,389	$285,880
T-3 Energy Services Inc. (a)	3,300	122,496
Teekay Tankers Ltd. Class A	4,000	67,720
Toreador Resources Corp. (a)	5,390	48,456
Tri-Valley Corp. (a)	7,100	45,014
Trico Marine Services Inc. (a)	3,700	63,196
TXCO Resources Inc. (a)	10,000	100,400
Union Drilling Inc. (a)	4,200	44,478
Uranium Resources Inc. (a)	13,500	22,815
USEC Inc. (a)	26,891	145,480
VAALCO Energy Inc. (a)	16,500	112,860
Venoco Inc. (a)	4,679	60,827
VeraSun Energy Corp. (a)	24,106	75,452
Warren Resources Inc. (a)	15,946	159,141
Western Refining Inc.	6,900	69,759
Westmoreland Coal Co. (a)	1,900	30,020
Willbros Group Inc. (a)	9,600	254,400
World Fuel Services Corp.	6,728	154,946

		16,724,140

Financials (20.79%)
1st Source Corp.	2,827	66,434
Abington Bancorp Inc.	4,620	46,754
Acadia Realty Trust	8,753	221,276
Advance America Cash Advance Centers Inc.	13,701	40,966
Advanta Corp. Class B	11,239	92,497
Agree Realty Corp.	2,760	78,936
Alexander’s Inc. (a)	440	176,000
Ambac Financial Group Inc.	69,100	161,003
AmCOMP Inc. (a)	1,600	18,560
Amcore Financial Inc.	7,109	65,758
American Campus Communities Inc.	10,889	368,919
American Capital Agency Corp.	3,100	53,692
American Equity Investment Life Holding Co.	14,369	107,767
American Physicians Capital Inc.	2,613	110,608
American Safety Insurance Holdings Ltd. (a)	3,700	55,907
Ameris Bancorp	2,230	33,115
Amerisafe Inc. (a)	5,800	105,560
Ames National Corp.	800	20,760
AmTrust Financial Services Inc.	5,400	73,386
Anchor Bancorp Wisconsin Inc.	4,887	35,919
Anthracite Capital Inc.	14,155	75,871
Anworth Mortgage Asset Corp.	19,357	114,593
Apollo Investment Corp.	36,122	615,880
Arbor Realty Trust Inc.	5,256	52,560
Ares Capital Corp.	26,524	276,645
Argo Group International Holdings Ltd. (a)	7,310	269,373
Arrow Financial Corp.	1,300	38,233

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Ashford Hospitality Trust Inc.	31,876	$129,098
Aspen Insurance Holdings Ltd.	21,900	602,250
Asset Acceptance Capital Corp. (a)	4,199	44,257
Associated Estates Realty Corp.	5,000	65,150
Assured Guaranty Ltd.	14,200	230,892
Baldwin & Lyons Inc.	1,211	29,028
BancFirst Corp.	1,448	69,982
Banco Latinoamericano de Exportaciones SA	7,800	112,476
BancTrust Financial Group Inc.	2,400	31,488
Bank Mutual Corp.	14,532	164,938
Bank of the Ozarks Inc.	4,218	113,886
BankFinancial Corp.	6,600	96,888
Banner Corp.	5,123	61,527
Beneficial Mutual Bancorp Inc. (a)	8,700	110,055
Berkshire Hills Bancorp Inc.	2,196	70,272
BGC Partners Inc. Class A	8,601	36,898
BioMed Realty Trust Inc.	19,251	509,189
BlackRock Kelso Capital Corp.	2,400	27,672
Boston Private Financial Holdings Inc.	13,951	121,932
Brookline Bancorp Inc.	16,881	215,908
Bryn Mawr Bank Corp.	900	19,782
Calamos Asset Management Inc. Class A	5,951	106,642
Camden National Corp.	1,200	41,940
Capital City Bank Group Inc.	2,498	78,312
Capital Southwest Corp.	832	118,186
Capital Trust Inc.	3,314	51,367
Capitol Bancorp Ltd.	4,022	78,389
CapLease Inc.	8,956	71,021
Capstead Mortgage Corp.	12,700	139,065
Cardinal Financial Corp.	4,100	33,128
Cardtronics Inc. (a)	3,400	26,724
Care Investment Trust Inc.	1,700	19,516
Cascade Bancorp	6,286	55,883
Cash America International Inc.	7,080	255,163
Castlepoint Holdings Ltd.	6,900	76,797
Cathay General Bancorp	13,899	330,796
Cedar Shopping Centers Inc.	11,375	150,377
Centerstate Banks of Florida Inc.	1,000	17,870
Central Pacific Financial Corp.	8,600	144,566
Chemical Financial Corp.	7,107	221,312
Chimera Investment Corp.	7,251	45,029
Citizens & Northern Corp.	1,400	30,170
Citizens Inc. (a)	7,800	64,116
Citizens Republic Bancorp Inc.	22,732	70,015
City Bank	3,504	54,662
City Holding Co.	4,671	197,350
Clifton Savings Bancorp Inc.	3,100	37,169
CNA Surety Corp. (a)	3,149	52,588
CoBiz Financial Inc.	3,304	39,681
Cogdell Spencer Inc.	1,600	25,664

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Cohen & Steers Inc.	4,434	$125,615
Colonial BancGroup Inc.	48,700	382,782
Colonial Properties Trust	11,000	205,590
Columbia Banking Systems Inc.	5,391	95,582
Community Bank System Inc.	8,087	203,388
Community Trust Bancorp Inc.	2,989	102,822
Compass Diversified Holdings	7,500	104,550
CompuCredit Corp. (a)	4,981	19,525
Consolidated-Tomoka Land Co.	1,442	62,280
Corporate Office Properties Trust	10,575	426,701
Corus Bankshares Inc.	12,158	49,240
Cousins Properties Inc.	12,738	321,762
Crawford & Co. Class B (a)	4,876	76,309
Credit Acceptance Corp. (a)	1,898	32,266
CVB Financial Corp.	18,763	260,806
Danvers Bancorp Inc.	3,300	42,075
Darwin Professional Underwriters Inc. (a)	1,400	43,554
DCT Industrial Trust Inc.	46,600	349,034
Delphi Financial Group Inc.	10,518	294,925
Diamond Hill Investment Group (a)	400	35,968
DiamondRock Hospitality Co.	22,555	205,250
Dime Community Bancshares	7,069	107,590
Dollar Financial Corp. (a)	6,700	103,113
Donegal Group Inc.	2,369	42,950
Downey Financial Corp.	8,000	14,400
DuPont Fabros Technology Inc.	4,040	61,610
East West Bancorp Inc.	18,300	250,710
EastGroup Properties Inc.	6,967	338,178
Education Realty Trust Inc.	8,425	93,349
eHealth Inc. (a)	7,000	112,000
EMC Insurance Group Inc.	946	27,888
Employers Holdings Inc.	13,800	239,844
Encore Capital Group Inc. (a)	3,100	42,470
Enstar Group Ltd. (a)	1,500	146,040
Enterprise Financial Services Corp.	2,076	46,835
Entertainment Properties Trust	7,400	404,928
Epoch Holding Corp.	1,500	15,825
Equity Lifestyle Properties Inc.	5,691	301,794
Equity One Inc.	9,646	197,647
ESSA Bancorp Inc.	3,000	41,700
Evercore Partners Inc.	3,500	62,930
Extra Space Storage Inc.	21,508	330,363
EZCORP Inc. (a)	10,600	199,280
Farmers Capital Bank Corp.	800	21,616
FBL Financial Group Inc.	2,898	80,825
FBR Capital Markets Corp. (a)	7,400	47,952
FCStone Group Inc. (a)	5,450	98,045
Federal Agricultural Mortgage Corp. Class C	2,971	12,181
FelCor Lodging Trust Inc.	14,493	103,770
Financial Federal Corp.	6,355	145,657

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Financial Institutions Inc.	1,600	$32,016
First Acceptance Corp. (a)	3,120	10,608
First Bancorp (North Carolina)	2,482	42,442
First BanCorp (Puerto Rico)	18,719	207,032
First Bancorp Inc.	1,000	19,600
First Busey Corp.	6,179	113,261
First Cash Financial Services Inc. (a)	5,814	87,210
First Commonwealth Financial Corp.	20,821	280,459
First Community Bancshares Inc.	1,951	73,201
First Financial Bancorp	9,423	137,576
First Financial Bankshares Inc.	5,870	304,536
First Financial Corp. Indiana	2,599	122,101
First Financial Holdings Inc.	2,795	73,173
First Financial Northwest Inc.	4,300	44,376
First Industrial Realty Trust Inc.	11,476	329,132
First Marblehead Corp.	15,400	38,346
First Merchants Corp.	3,806	86,777
First Mercury Financial Corp. (a)	3,030	43,177
First Midwest Bancorp Inc.	13,641	330,658
First Niagara Financial Group Inc.	29,441	463,696
First Place Financial Corp. Ohio	3,515	45,168
First Potomac Realty Trust	7,389	127,017
First South Bancorp Inc.	1,363	23,539
FirstFed Financial Corp. (a)	4,582	35,923
FirstMerit Corp.	22,100	464,100
Flagstar Bancorp Inc.	10,794	32,166
Flagstone Reinsurance Holdings Ltd.	5,700	58,539
Flushing Financial Corp.	6,367	111,422
FNB Corp. (PA)	23,956	382,817
Forestar Real Estate Group Inc. (a)	8,500	125,375
FPIC Insurance Group Inc. (a)	2,596	133,408
Franklin Street Properties Corp.	13,484	175,292
Friedman Billings Ramsey Group Inc. (a)	36,800	62,560
Frontier Financial Corp.	13,883	186,449
FX Real Estate and Entertainment Inc. (a)	2,000	2,080
GAMCO Investors Inc.	2,225	131,942
Getty Realty Corp.	3,794	84,379
GFI Group Inc.	16,156	76,095
Glacier Bancorp Inc.	15,062	373,086
Gladstone Capital Corp.	4,311	65,700
Gladstone Investment Corp.	3,600	24,768
Glimcher Realty Trust	8,370	87,383
Gramercy Capital Corp.	9,563	24,768
Green Bankshares Inc.	4,196	98,648
Greenhill & Co. Inc.	4,349	320,739
Greenlight Capital Re Ltd. Class A (a)	8,200	188,518
Grubb & Ellis Co.	6,800	18,360
Guaranty Bancorp (a)	15,700	95,770
Guaranty Financial Group Inc. (a)	10,900	43,055
Hancock Holding Co.	6,926	353,226

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Hanmi Financial Corp.	12,330	$62,266
Harleysville Group Inc.	3,632	137,290
Harleysville National Corp.	6,492	110,234
Harris & Harris Group Inc. (a)	7,700	49,126
Hatteras Financial Corp.	2,400	55,680
Healthcare Realty Trust Inc.	15,000	437,250
Heartland Financial USA Inc.	2,743	68,740
Hercules Technology Growth Capital Inc.	10,000	97,000
Heritage Commerce Corp.	4,304	65,507
Hersha Hospitality Trust	12,925	96,162
Highwoods Properties Inc.	16,180	575,361
Hilb Rogal & Hobbs Co.	9,008	421,034
Hilltop Holdings Inc. (a)	12,788	131,972
Home Bancshares Inc.	2,916	75,437
Home Properties Inc.	7,883	456,820
Horace Mann Educators Corp.	10,902	140,309
IBERIABANK Corp.	3,735	197,395
Independence Holding Co.	600	6,930
Independent Bank Corp. (MA)	5,024	156,598
Infinity Property & Casualty Corp.	4,758	196,030
Inland Real Estate Corp.	15,717	246,600
Integra Bank Corp.	4,055	32,359
Interactive Brokers Group Inc. Class A (a)	9,900	219,483
International Assets Holding Corp. (a)	700	16,877
International Bancshares Corp.	14,050	379,350
Investors Bancorp Inc. (a)	13,500	203,175
Investors Real Estate Trust	12,204	136,563
IPC Holdings Ltd.	12,766	385,661
Jer Investors Trust Inc.	7,400	36,260
Kansas City Life Insurance Co.	1,495	68,770
KBW Inc. (a)	6,633	218,491
Kearny Financial Corp.	3,806	46,585
Kite Realty Group Trust	5,494	60,434
Knight Capital Group Inc. Class A (a)	24,008	356,759
Kohlberg Capital Corp.	5,400	46,386
LaBranche & Co. Inc. (a)	14,399	64,795
Ladenburg Thalmann Financial Services Inc. (a)	21,100	37,980
Lakeland Bancorp Inc.	3,917	45,790
Lakeland Financial Corp.	2,132	46,819
LandAmerica Financial Group Inc.	4,103	99,498
LaSalle Hotel Properties	9,566	223,079
Lexington Realty Trust	14,322	246,625
Life Partners Holdings Inc.	1,900	68,343
LTC Properties Inc.	6,627	194,304
Maguire Properties Inc.	9,037	53,860
Maiden Holdings Ltd.	10,600	46,110
MainSource Financial Group Inc.	5,761	112,916
MarketAxess Holdings Inc. (a)	8,296	66,949
Max Capital Group Ltd.	15,361	356,836

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
MB Financial Inc.	9,837	$325,310
MCG Capital Corp.	21,658	56,744
Meadowbrook Insurance Group Inc.	10,462	73,862
Medallion Financial Corp.	2,300	24,081
Medical Properties Trust Inc.	15,400	174,790
Meruelo Maddux Properties Inc. (a)	11,000	13,420
MFA Mortgage Investments Inc.	50,469	328,048
Mid-America Apartment Communities Inc.	7,104	349,091
Midwest Banc Holdings Inc.	3,645	14,580
Mission West Properties Inc.	3,600	35,064
Monmouth Real Estate Investment Corp. Class A	1,800	14,022
Montpelier Re Holdings Ltd.	22,800	376,428
Move Inc. (a)	29,508	62,557
MVC Capital Inc.	5,200	79,300
Nara Bancorp Inc.	5,984	67,021
NASB Financial Inc.	1,546	50,230
National Financial Partners Corp.	9,463	141,945
National Health Investors Inc.	5,201	177,770
National Interstate Corp.	2,000	48,060
National Penn Bancshares Inc.	21,848	318,981
National Retail Properties Inc.	17,566	420,706
National Western Life Insurance Co.	522	126,361
Navigators Group Inc. (a)	3,746	217,268
NBT Bancorp Inc.	9,075	271,524
Nelnet Inc.	3,700	52,540
NewAlliance Bancshares Inc.	27,106	407,403
Newcastle Investment Corp.	11,714	74,384
NewStar Financial Inc. (a)	4,232	34,237
Northfield Bancorp Inc. (a)	3,430	41,537
NorthStar Realty Finance Corp.	15,797	122,427
Northwest Bancorp Inc.	3,737	102,917
NYMAGIC Inc.	1,000	25,250
OceanFirst Financial Corp.	1,300	23,556
Ocwen Financial Corp. (a)	8,712	70,132
Odyssey Re Holdings Corp.	7,046	308,615
Old National Bancorp	18,287	366,106
Old Second Bancorp Inc.	4,704	87,118
Omega Healthcare Investors Inc.	20,903	410,953
One Liberty Properties Inc.	900	15,903
optionsXpress Holdings Inc.	11,470	222,747
Oriental Financial Group Inc.	7,068	126,234
Oritani Financial Corp. (a)	2,500	42,125
Pacific Capital Bancorp	13,163	267,867
Pacific Continental Corp.	1,400	20,496
PacWest Bancorp	7,175	205,133
Park National Corp.	2,654	207,012
Patriot Capital Funding Inc.	5,500	35,035
Peapack-Gladstone Financial Corp.	1,300	43,550
PennantPark Investment Corp.	3,800	28,158

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Pennsylvania Commerce Bancorp Inc. (a)	600	$17,886
Pennsylvania Real Estate Investment Trust	8,131	153,269
Penson Worldwide Inc. (a)	5,000	69,350
Peoples Bancorp Inc.	2,010	43,758
Phoenix Companies Inc.	28,603	264,292
Pinnacle Financial Partners Inc. (a)	5,114	157,511
Piper Jaffray Co. (a)	4,433	191,727
Platinum Underwriters Holdings Ltd.	11,808	418,948
PMA Capital Corp. (a)	9,563	84,346
PMI Group Inc.	17,300	51,035
Post Properties Inc.	10,590	296,202
PremierWest Bancorp	2,700	21,789
Presidential Life Corp.	4,357	68,797
Primus Guaranty Ltd. (a)	9,700	25,414
PrivateBancorp Inc.	5,408	225,297
ProAssurance Corp. (a)	7,793	436,408
Prospect Capital Corp.	7,800	99,918
Prosperity Bancshares Inc.	10,796	366,956
Provident Bankshares Corp.	10,189	98,935
Provident Financial Services Inc.	16,666	275,156
Provident New York Bancorp	9,070	119,905
PS Business Parks Inc.	3,991	229,882
Pzena Investment Management Inc. Class A	2,400	22,752
Quanta Capital Holdings Ltd.	21,900	60,444
Radian Group Inc.	15,500	78,120
RAIT Financial Trust	17,325	95,114
Ramco-Gershenson Properties Trust	4,218	94,568
Realty Income Corp.	26,900	688,640
Redwood Trust Inc.	7,915	171,993
Renasant Corp.	4,316	93,700
Republic Bancorp Inc. (Kentucky)	1,649	49,998
Resource Capital Corp.	4,300	26,058
Riskmetrics Group Inc. (a)	5,092	99,650
RLI Corp.	5,338	331,436
Rockville Financial Inc.	1,257	19,798
Roma Financial Corp.	2,400	35,400
S&T Bancorp Inc.	6,817	251,070
Safety Insurance Group Inc.	3,528	133,817
Sanders Morris Harris Group Inc.	4,975	43,034
Sandy Spring Bancorp Inc.	3,094	68,377
Santander BanCorp	1,715	18,522
Saul Centers Inc.	2,948	148,992
SCBT Financial Corp.	2,004	75,350
Seabright Insurance Holdings (a)	6,500	84,500
Seacoast Banking Corp. of Florida	4,111	44,111
Selective Insurance Group Inc.	14,702	336,970
Senior Housing Properties Trust	29,246	696,932
Shore Bancshares Inc.	1,300	33,410
Sierra Bancorp	1,100	22,946

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Signature Bank (a)	8,241	$287,446
Simmons First National Corp.	2,890	102,884
Smithtown Bancorp Inc.	1,500	33,750
South Financial Group Inc.	21,400	156,862
Southside Bancshares Inc.	2,689	67,763
Southwest Bancorp Inc.	4,155	73,419
Sovran Self Storage Inc.	4,973	223,437
State Auto Financial Corp.	3,946	114,710
State Bancorp Inc.	2,500	37,250
StellarOne Corp.	4,600	95,082
Sterling Bancorp NY	6,008	86,876
Sterling Bancshares Inc. TX	20,693	216,242
Sterling Financial Corp. WA	15,936	231,072
Stewart Information Services Corp.	4,491	133,607
Stifel Financial Corp. (a)	5,632	281,037
Strategic Hotels & Resorts Inc.	17,293	130,562
Stratus Properties Inc. (a)	1,000	27,520
Suffolk Bancorp	2,093	82,485
Sun Bancorp Inc. (New Jersey) (a)	2,752	37,290
Sun Communities Inc.	5,268	104,359
Sunstone Hotel Investors Inc.	14,512	195,912
Susquehanna Bancshares Inc.	23,543	459,559
SVB Financial Group (a)	8,202	475,060
SWS Group Inc.	5,697	114,851
SY Bancorp Inc.	3,084	94,432
Tanger Factory Outlet Centers Inc.	7,425	325,141
Tejon Ranch Co. (a)	2,483	92,243
Texas Capital Bancshares Inc. (a)	7,080	146,981
Thomas Properties Group Inc.	7,300	73,730
Thomas Weisel Partners Group Inc. (a)	4,600	38,778
Tompkins Financial Corp.	1,833	92,566
Tower Group Inc.	5,791	136,436
TowneBank	4,200	92,400
TradeStation Group Inc. (a)	9,302	86,974
Trico Bancshares	2,492	53,653
Trustco Bank Corp. NY	22,210	260,079
Trustmark Corp.	13,759	285,362
U-Store-It Trust	11,581	142,099
U.S. Global Investors Inc. Class A	3,800	38,190
UCBH Holdings Inc.	23,879	153,064
UMB Financial Corp.	8,290	435,391
Umpqua Holdings Corp.	16,986	249,864
Union Bankshares Corp.	2,563	61,512
United America Indemnity Ltd. Class A (a)	6,100	86,803
United Bankshares Inc.	10,659	373,065
United Community Banks Inc.	11,442	151,721
United Community Financial Corp.	5,193	25,965
United Financial Bancorp Inc.	3,000	44,550
United Fire & Casualty Co.	5,192	148,439
United Security Bancshares	1,300	21,268
Universal Health Realty Income Trust	3,155	122,729
Univest Corp. of Pennsylvania	2,736	101,232

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Urstadt Biddle Properties Inc.	4,604	$86,325
Validus Holdings Ltd.	15,500	360,375
ViewPoint Financial Group	2,700	47,250
W Holding Company Inc.	27,243	14,711
Washington Real Estate Investment Trust	13,502	494,578
Washington Trust Bancorp Inc.	2,456	65,330
Waterstone Financial Inc. (a)	1,388	13,561
WesBanco Inc.	5,814	154,769
West Bancorporation	2,400	31,272
West Coast Bancorp (Oregon)	5,360	78,578
Westamerica Bancorporation	7,983	459,262
Western Alliance Bancorp (a)	3,400	52,564
Westfield Financial Inc.	5,860	60,358
Westwood Holdings Group Inc.	1,000	47,400
Wilshire Bancorp Inc.	4,118	50,116
Winthrop Realty Trust	9,300	36,270
Wintrust Financial Corp.	6,886	202,104
World Acceptance Corp. (a)	4,481	161,316
WSFS Financial Corp.	1,735	104,100
Yadkin Valley Financial Corp.	1,700	28,832
Zenith National Insurance Corp.	9,098	333,351

		55,689,244

Health Care (14.27%)
Abaxis Inc. (a)	5,121	100,884
Abiomed Inc. (a)	8,401	149,118
Acadia Pharmaceuticals Inc. (a)	7,934	21,263
Accelrys Inc. (a)	4,500	24,705
Accuray Inc. (a)	10,300	83,121
Acorda Therapeutics Inc. (a)	9,444	225,239
Adolor Corp. (a)	13,700	47,265
Affymax Inc. (a)	2,127	42,221
Affymetrix Inc. (a)	16,700	129,258
Air Methods Corp. (a)	3,100	87,761
Akorn Inc. (a)	12,200	62,586
Albany Molecular Research Inc. (a)	5,323	96,293
Alexion Pharmaceuticals Inc. (a)	19,530	767,529
Alexza Pharmaceuticals Inc. (a)	4,100	20,254
Align Technology Inc. (a)	14,939	161,789
Alkermes Inc. (a)	25,449	338,472
Alliance Imaging Inc. (a)	5,042	51,781
Allos Therapeutics Inc. (a)	12,100	89,661
Allscripts Healthcare Solutions Inc. (a)	13,832	172,070
Almost Family Inc. (a)	2,100	83,055
Alnylam Pharmaceuticals Inc. (a)	9,000	260,550
Alpharma Inc. (a)	10,681	394,022
AMAG Pharmaceuticals Inc. (a)	4,004	155,075
Amedisys Inc. (a)	6,499	316,306
American Medical Systems Holdings Inc. (a)	17,507	310,924
AMERIGROUP Corp. (a)	13,000	328,250

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Amicus Therapeutics Inc. (a)	2,258	$34,141
AMN Healthcare Services Inc. (a)	8,295	145,743
Amsurg Corp. (a)	7,304	186,033
Analogic Corp.	3,606	179,435
Angiodynamics Inc. (a)	6,800	107,440
Apria Healthcare Group Inc. (a)	10,476	191,082
Ardea Biosciences Inc. (a)	2,000	27,660
Arena Pharmaceuticals Inc. (a)	20,958	104,790
Ariad Pharmaceuticals Inc. (a)	21,344	52,720
ArQule Inc. (a)	12,900	41,538
Array Biopharma Inc. (a)	12,378	95,063
Arthrocare Corp. (a)	6,573	182,204
Assisted Living Concepts Inc. Class A (a)	13,200	84,084
athenahealth Inc. (a)	4,830	160,694
Atrion Corp.	200	20,606
Auxilium Pharmaceuticals Inc. (a)	10,800	349,920
AVANT Immunotherapeutics Inc. (a)	4,500	52,335
Bio-Rad Laboratories Inc. (a)	4,596	455,556
Bio-Reference Labs Inc. (a)	3,546	102,479
Biodel Inc. (a)	2,212	7,410
BioForm Medical Inc. (a)	3,692	14,473
BioMimetic Therapeutics Inc. (a)	4,000	44,240
BMP Sunstone Corp. (a)	5,700	39,558
Bruker Corp. (a)	13,813	184,127
Cadence Pharmaceuticals Inc. (a)	3,820	33,922
Caliper Life Sciences Inc. (a)	8,100	22,680
Cantel Medical Corp. (a)	2,300	22,126
Capital Senior Living Corp. (a)	4,200	31,920
Caraco Pharmaceutical Laboratories Ltd. (a)	2,074	25,946
Cardiac Science Corp. (a)	3,500	36,260
CardioNet Inc. (a)	1,200	29,952
Celera Corp. (a)	19,197	296,594
Cell Genesys Inc. (a)	24,314	14,345
Centene Corp. (a)	10,509	215,540
Cepheid Inc. (a)	14,830	205,099
Chemed Corp.	6,012	246,853
Chindex International Inc. (a)	3,400	36,924
Clinical Data Inc. (a)	2,000	32,160
Columbia Laboratories Inc. (a)	9,700	25,414
Computer Programs & Systems Inc.	3,184	92,177
Conceptus Inc. (a)	8,400	139,272
Conmed Corp. (a)	7,429	237,728
Corvel Corp. (a)	2,405	68,807
Cougar Biotechnology Inc. (a)	3,400	113,526
Cross Country Healthcare Inc. (a)	7,789	126,883
CryoLife Inc. (a)	6,200	81,344
Cubist Pharmaceuticals Inc. (a)	13,666	303,795
CV Therapeutics Inc. (a)	16,502	178,222
Cyberonics Inc. (a)	6,576	111,792
Cynosure Inc. Class A (a)	2,900	52,026

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Cypress Bioscience Inc. (a)	10,701	$78,652
Cytokinetics Inc. (a)	6,500	30,810
Cytori Therapeutics Inc. (a)	6,400	33,792
Datascope Corp.	3,437	177,452
Dendreon Corp. (a)	25,755	147,061
DepoMed Inc. (a)	9,800	35,770
Dexcom Inc. (a)	5,600	34,664
Dionex Corp. (a)	4,898	311,268
Discovery Laboratories Inc. (a)	28,500	53,295
Durect Corp. (a)	16,748	93,789
Dyax Corp. (a)	11,600	51,040
Eclipsys Corp. (a)	14,321	300,025
Emergency Medical Services Corp. Class A (a)	2,900	86,652
Emergent Biosolutions Inc. (a)	2,400	31,416
Emeritus Corp. (a)	4,300	107,070
Enzo Biochem Inc. (a)	7,361	80,897
Enzon Pharmaceuticals Inc. (a)	13,315	98,265
eResearch Technology Inc. (a)	11,137	132,642
ev3 Inc. (a)	16,848	169,154
Exactech Inc. (a)	2,400	53,376
Exelixis Inc. (a)	28,715	174,587
Five Star Quality Care Inc. (a)	6,100	22,875
Genomic Health Inc. (a)	4,100	92,865
Genoptix Inc. (a)	2,400	78,408
Gentiva Health Services Inc. (a)	7,126	191,974
Geron Corp. (a)	22,473	88,768
Greatbatch Inc. (a)	5,056	124,074
GTx Inc. (a)	5,472	104,077
Haemonetics Corp. (a)	6,197	382,479
Halozyme Therapeutics Inc. (a)	14,600	107,164
Hanger Orthopedic Group Inc. (a)	6,600	115,170
Hansen Medical Inc. (a)	4,915	66,058
HealthExtras Inc. (a)	8,891	232,233
Healthsouth Corp. (a)	22,400	412,832
Healthspring Inc. (a)	11,900	251,804
Healthways Inc. (a)	8,570	138,234
HMS Holdings Corp. (a)	6,900	165,324
Human Genome Sciences Inc. (a)	32,790	208,217
I-Flow Corp. (a)	5,802	54,017
ICU Medical Inc. (a)	3,532	107,408
Idenix Pharmaceuticals Inc. (a)	6,069	43,879
Idera Pharmaceuticals Inc. (a)	4,500	63,315
Immucor Inc. (a)	17,335	554,027
ImmunoGen Inc. (a)	8,300	40,753
Immunomedics Inc. (a)	15,500	27,590
Incyte Corp. (a)	18,454	141,173
Indevus Pharmaceuticals Inc. (a)	26,000	87,100
Inspire Pharmaceuticals Inc. (a)	12,800	45,696
Insulet Corp. (a)	5,165	71,897
Integra LifeSciences Holdings Corp. (a)	4,927	216,936
InterMune Inc. (a)	8,789	150,380

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Invacare Corp.	7,704	$185,975
inVentiv Health Inc. (a)	7,856	138,737
IPC The Hospitalist Co. (a)	800	20,560
IRIS International Inc. (a)	4,000	71,600
Isis Pharmaceuticals Inc. (a)	22,202	374,992
Javelin Pharmaceuticals Inc. (a)	9,500	24,700
Kendle International Inc. (a)	3,600	160,956
Kensey Nash Corp. (a)	2,400	75,504
Kindred Healthcare Inc. (a)	7,285	200,847
KV Pharmaceutical Co. Class A (a)	9,180	208,478
Landauer Inc.	1,980	144,045
Lexicon Pharmaceuticals Inc. (a)	15,100	26,878
LHC Group Inc. (a)	4,300	122,464
Life Sciences Research Inc. (a)	2,600	91,000
Ligand Pharmaceuticals Inc. Class B (a)	20,200	59,590
Luminex Corp. (a)	10,514	262,955
Magellan Health Services Inc. (a)	10,853	445,624
MannKind Corp. (a)	14,255	55,024
MAP Pharmaceuticals Inc. (a)	1,228	12,427
Martek Biosciences Corp. (a)	8,437	265,091
Masimo Corp. (a)	12,223	454,696
Maxygen Inc. (a)	5,179	21,907
Medarex Inc. (a)	31,000	200,570
MedAssets Inc. (a)	3,431	59,013
Medcath Corp. (a)	4,656	83,436
Medical Action Industries Inc. (a)	4,550	59,742
Medicines Co. (a)	13,910	322,990
Medicis Pharmaceutical Corp.	13,935	207,771
Medivation Inc. (a)	7,200	190,512
Mentor Corp.	8,113	193,576
Meridian Bioscience Inc.	9,708	281,920
Merit Medical Systems Inc. (a)	6,797	127,580
Metabolix Inc. (a)	5,700	62,016
Micrus Endovascular Corp. (a)	4,700	65,565
MiddleBrook Pharmaceuticals Inc. (a)	11,400	17,100
Molecular Insight Pharmaceuticals Inc. (a)	3,200	24,576
Molina Healthcare Inc. (a)	3,129	96,999
Momenta Pharmaceuticals Inc. (a)	6,811	89,292
MWI Veterinary Supply Inc. (a)	3,000	117,870
Myriad Genetics Inc. (a)	11,670	757,150
Nabi Biopharmaceuticals (a)	15,411	71,815
National Healthcare Corp.	1,773	83,544
Natus Medical Inc. (a)	7,700	174,482
Nektar Therapeutics (a)	25,799	92,618
Neogen Corp. (a)	3,100	87,358
Neurocrine Biosciences Inc. (a)	11,838	55,520
Nighthawk Radiology Holdings Inc. (a)	7,600	54,872
Novavax Inc. (a)	9,200	26,680
Noven Pharmaceuticals Inc. (a)	7,141	83,407
NPS Pharmaceuticals Inc. (a)	9,400	67,116
NuVasive Inc. (a)	9,422	464,787
NxStage Medical Inc. (a)	4,100	17,302

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Obagi Medical Products Inc. (a)	5,500	$54,890
Odyssey HealthCare Inc. (a)	9,513	96,557
Omnicell Inc. (a)	9,200	120,980
Omrix Biopharmaceuticals Inc. (a)	4,100	73,554
Onyx Pharmaceuticals Inc. (a)	13,827	500,261
Optimer Pharmaceuticals Inc. (a)	4,700	37,365
OraSure Technologies Inc. (a)	14,575	71,709
Orexigen Therapeutics Inc. (a)	6,037	65,139
Orthofix International NV (a)	4,000	74,520
Orthovita Inc. (a)	11,200	29,120
OSI Pharmaceuticals Inc. (a)	14,200	699,918
Osiris Therapeutics Inc. (a)	3,000	57,870
Owens & Minor Inc.	10,065	488,152
Pain Therapeutics Inc. (a)	10,259	100,230
Palomar Medical Technologies Inc. (a)	5,579	75,093
Par Pharmaceutical Companies Inc. (a)	9,521	117,013
Parexel International Corp. (a)	15,134	433,740
Parkway Properties Inc.	3,645	138,000
PDL BioPharma Inc.	29,600	275,576
Pharmanet Development Group Inc. (a)	5,395	38,952
Pharmasset Inc. (a)	4,500	89,775
PharMerica Corp. (a)	8,266	185,902
Phase Forward Inc. (a)	11,407	238,520
Pozen Inc. (a)	6,699	70,406
Progenics Pharmaceuticals Inc. (a)	7,269	96,750
Protalix BioTherapeutics Inc. (a)	499	1,113
PSS World Medical Inc. (a)	16,833	328,244
Psychiatric Solutions Inc. (a)	14,574	553,083
Questcor Pharmaceuticals Inc. (a)	11,700	85,995
Quidel Corp. (a)	7,700	126,357
Radnet Inc. (a)	4,200	16,842
Regeneron Pharmaceuticals Inc. (a)	16,629	363,011
RehabCare Group Inc. (a)	5,394	97,631
Repligen Corp. (a)	5,900	27,789
Res-Care Inc. (a)	5,788	104,994
Rigel Pharmaceuticals Inc. (a)	8,982	209,730
RTI Biologics Inc. (a)	12,400	115,940
Salix Pharmaceuticals Ltd. (a)	13,375	85,734
Sangamo BioSciences Inc. (a)	10,400	80,080
Savient Pharmaceuticals Inc. (a)	13,463	200,733
Sciele Pharma Inc. (a)	9,479	291,858
Seattle Genetics Inc. (a)	15,500	165,850
Sequenom Inc. (a)	14,400	383,328
Sirona Dental Systems Inc. (a)	4,600	107,088
Skilled Healthcare Group Inc. Class A (a)	5,700	90,573
Somanetics Corp. (a)	3,800	83,106
SonoSite Inc. (a)	4,769	149,747
Spectranetics Corp. (a)	8,400	38,892
Stereotaxis Inc. (a)	8,235	49,822
STERIS Corp.	15,604	586,398
Sun Healthcare Group Inc. (a)	11,000	161,260
Sunrise Senior Living Inc. (a)	10,864	149,815

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
SurModics Inc. (a)	4,000	$125,960
Symmetry Medical Inc. (a)	9,008	167,188
Synovis Life Technologies Inc. (a)	3,800	71,516
Synta Pharmaceuticals Corp. (a)	2,700	20,574
Targacept Inc. (a)	3,100	18,011
Tercica Inc. (a)	5,700	50,958
Theravance Inc. (a)	14,000	174,440
Thoratec Corp. (a)	13,130	344,662
TomoTherapy Inc. (a)	11,600	53,128
TranS1 Inc. (a)	2,400	23,736
Triple-S Management Corp. Class B (a)	4,600	74,934
U.S. Physical Therapy Inc. (a)	3,900	67,704
United Therapeutics Corp. (a)	5,503	578,751
Universal American Corp. (a)	11,356	138,430
Valeant Pharmaceuticals International (a)	18,700	382,789
Varian Inc. (a)	7,735	331,831
ViroPharma Inc. (a)	17,000	223,040
Virtual Radiologic Corp. (a)	2,500	20,400
Vital Images Inc. (a)	5,390	80,850
Vital Signs Inc.	2,324	171,744
VIVUS Inc. (a)	17,000	134,980
Vnus Medical Technologies (a)	3,900	81,627
Volcano Corp. (a)	11,200	193,648
West Pharmaceutical Services Inc.	7,849	383,188
Wright Medical Group Inc. (a)	8,945	272,286
Xenoport Inc. (a)	6,700	324,883
XOMA Ltd. (a)	38,600	81,060
Zoll Medical Corp. (a)	5,066	165,760
ZymoGenetics Inc. (a)	10,995	73,227

		38,210,033

Industrials (16.34%)
3D Systems Corp. (a)	5,472	77,976
Aaon Inc.	4,132	75,161
AAR Corp. (a)	9,203	152,678
ABM Industries Inc.	11,935	260,660
ACCO Brands Corp. (a)	12,500	94,250
Accuride Corp. (a)	7,167	11,467
Aceto Corp.	4,400	42,196
Actuant Corp. Class A	13,800	348,312
Acuity Brands Inc.	10,362	432,717
Administaff Inc.	5,399	146,961
Advanced Battery Technologies Inc. (a)	12,400	40,052
Advisory Board Co. (a)	4,778	144,104
Aerovironment Inc. (a)	3,204	102,368
Aircastle Ltd.	10,700	106,037
Airtran Holdings Inc. (a)	25,767	62,614
Akeena Solar Inc. (a)	6,600	25,014
Alamo Group Inc.	1,000	17,050
Alaska Air Group Inc. (a)	9,217	187,935
Albany International Corp. Class A	6,951	189,971

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Allegiant Travel Co. (a)	4,010	$141,633
Altra Holdings Inc. (a)	7,600	112,176
Amerco Inc. (a)	2,688	112,708
American Commercial Lines Inc. (a)	10,600	112,784
American Ecology Corp.	4,646	128,555
American Railcar Industries Inc.	2,300	36,892
American Reprographics Co. (a)	8,521	146,987
American Science & Engineering Inc.	2,581	154,163
American Superconductor Corp. (a)	11,009	259,482
American Woodmark Corp.	3,270	73,412
Ameron International Corp.	2,152	154,191
Ampco-Pittsburgh Corp.	2,400	62,160
AMREP Corp. (a)	500	21,205
AO Smith Corp.	4,929	193,168
Apogee Enterprises Inc.	8,036	120,781
Applied Industrial Technologies Inc.	11,149	300,243
Applied Signal Technology Inc.	2,300	39,974
ARGON ST Inc. (a)	3,963	93,091
Arkansas Best Corp.	5,390	181,589
Ascent Solar Technologies Inc. (a)	2,500	15,200
Astec Industries Inc. (a)	4,214	129,918
Atlas Air Worldwide Holdings Inc. (a)	3,743	150,880
Axsys Technologies Inc. (a)	2,500	147,350
AZZ Inc. (a)	3,400	140,658
Badger Meter Inc.	3,430	161,039
Baldor Electric Co.	11,897	342,753
Barnes Group Inc.	11,544	233,420
Beacon Power Corp. (a)	26,400	38,280
Beacon Roofing Supply Inc. (a)	12,485	195,016
Belden Inc.	10,731	341,353
Blount International Inc. (a)	9,194	102,329
Bowne & Co. Inc.	7,665	88,531
Brady Corp.	13,279	468,483
Briggs & Stratton Corp.	11,780	190,600
Builders Firstsource Inc. (a)	4,100	24,559
CAI International Inc. (a)	1,300	14,378
Capstone Turbine Corp. (a)	39,100	50,439
Cascade Corp.	2,662	116,622
Casella Waste Systems Inc. (a)	6,645	78,012
CBIZ Inc. (a)	13,736	116,207
CDI Corp.	3,305	73,801
Celadon Group Inc. (a)	6,900	79,143
Cenveo Inc. (a)	12,571	96,671
Ceradyne Inc. (a)	6,420	235,357
Chart Industries Inc. (a)	7,500	214,200
China Architectural Engineering Inc. (a)	5,600	39,704
China BAK Battery Inc. (a)	9,500	34,200
China Direct Inc. (a)	2,800	11,816
China Fire & Security Group Inc. (a)	2,800	29,428
China Security & Surveillance Technology Inc. (a)	6,000	83,280
CIRCOR International Inc.	3,921	170,289

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Clarcor Inc.	13,467	$511,073
Clean Harbors Inc. (a)	5,252	354,773
Coinstar Inc. (a)	7,568	242,176
Coleman Cable Inc. (a)	2,200	22,066
Colfax Corp. (a)	6,144	102,666
Columbus McKinnon Corp. (a)	5,000	117,850
Comfort Systems USA Inc.	11,273	150,607
Commercial Vehicle Group Inc. (a)	5,559	39,524
COMSYS IT Partners Inc. (a)	4,645	45,149
Consolidated Graphics Inc. (a)	2,701	81,921
Cornell Companies Inc. (a)	3,400	92,412
CoStar Group Inc. (a)	5,288	240,022
Courier Corp.	2,001	40,740
CRA International Inc. (a)	3,115	85,600
Cubic Corp.	3,365	82,745
Curtiss-Wright Corp.	11,828	537,583
Deluxe Corp.	12,300	176,997
Dollar Thrifty Automotive Group Inc. (a)	6,612	12,761
Ducommun Inc.	2,100	50,148
Duff & Phelps Corp. Class A (a)	2,300	48,369
DXP Enterprises Inc. (a)	1,200	63,972
Dycom Industries Inc. (a)	9,933	129,328
Dynamex Inc. (a)	3,104	88,340
Dynamic Materials Corp.	3,154	73,204
DynCorp International Inc. Class A (a)	6,600	110,616
Eagle Bulk Shipping Inc.	11,400	158,916
Electro Rent Corp.	4,506	60,516
EMCOR Group Inc. (a)	16,812	442,492
Encore Wire Corp.	5,295	95,892
Ener1 Inc. (a)	10,600	82,786
Energy Conversion Devices Inc. (a)	11,514	670,691
Energy Recovery Inc. (a)	3,800	36,442
EnergySolutions Inc.	8,800	88,000
EnerNOC Inc. (a)	2,830	29,262
EnerSys (a)	6,523	128,568
Ennis Inc.	6,632	102,531
EnPro Industries Inc. (a)	5,448	202,448
ESCO Technologies Inc. (a)	6,310	303,953
Esterline Technologies Corp. (a)	7,048	279,030
Evergreen Solar Inc. (a)	36,570	201,866
Exponent Inc. (a)	4,326	143,147
Federal Signal Corp.	11,234	153,906
First Advantage Corp. Class A (a)	2,001	28,114
Flow International Corp. (a)	8,500	43,180
Force Protection Inc. (a)	19,200	51,456
Forward Air Corp.	7,808	212,612
Franklin Electric Co. Inc.	5,398	240,481
Freightcar America Inc.	3,360	98,347
Fuel Tech Inc. (a)	5,100	92,259
FuelCell Energy Inc. (a)	19,010	114,630
Furmanite Corp. (a)	7,900	82,239
Fushi Copperweld Inc. (a)	4,100	39,729
G&K Services Inc. Class A	4,780	157,979

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Gehl Co. (a)	2,679	$78,843
Genco Shipping & Trading Ltd.	6,194	205,889
GenCorp Inc. (a)	14,026	94,535
Genesee & Wyoming Inc. (a)	7,988	299,710
Geo Group Inc. (a)	12,480	252,221
GeoEye Inc. (a)	5,100	112,863
Global Cash Access Holdings Inc. (a)	9,700	49,082
GrafTech International Ltd. (a)	30,527	461,263
Graham Corp.	1,400	75,740
Granite Construction Inc.	8,405	301,067
Great Lakes Dredge & Dock Co.	8,400	53,004
Greenbrier Companies Inc.	3,607	70,373
Griffon Corp. (a)	11,136	100,447
GT Solar International Inc. (a)	7,700	83,545
H&E Equipment Services Inc. (a)	3,800	36,708
Hawaiian Holdings Inc. (a)	11,300	104,864
Healthcare Services Group Inc.	10,491	191,880
Heartland Express Inc.	15,226	236,308
Heico Corp.	5,778	189,634
Heidrick & Struggles International Inc.	4,812	145,082
Herley Industries Inc. (a)	2,600	44,460
Herman Miller Inc.	13,700	335,239
Hexcel Corp. (a)	25,174	344,632
Hill International Inc. (a)	5,200	72,020
HNI Corp.	10,500	266,070
Horizon Lines Inc.	8,600	84,882
Houston Wire & Cable Co.	5,100	87,567
Hub Group Inc. (a)	9,774	367,991
Hudson Highland Group Inc. (a)	7,246	50,360
Hurco Companies Inc. (a)	1,900	56,183
Huron Consulting Group Inc. (a)	5,290	301,424
ICF International Inc. (a)	2,400	47,400
ICT Group Inc. (a)	2,100	16,905
II-VI Inc. (a)	5,898	228,017
IKON Office Solutions Inc.	19,689	334,910
Innerworkings Inc. (a)	9,152	101,496
Insituform Technologies Inc. (a)	7,856	117,526
Insteel Industries Inc.	5,100	69,309
Integrated Electrical Services Inc. (a)	2,700	47,412
Interface Inc.	13,905	158,100
Interline Brands Inc. (a)	7,339	118,965
International Shipholding Corp. (a)	2,100	45,990
Jackson Hewitt Tax Service Inc.	7,692	117,995
Jetblue Airways Corp. (a)	41,500	205,425
K-Tron International Inc. (a)	500	64,415
Kadant Inc. (a)	3,558	81,016
Kaman Corp.	7,046	200,670
Kaydon Corp.	6,732	303,344
Kelly Services Inc. Class A	7,416	141,275
Kenexa Corp. (a)	6,300	99,477
Key Technology Inc. (a)	1,000	23,700
Kforce Inc. (a)	7,126	72,756
Kimball International Inc. Class B	6,483	70,016

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Knight Transportation Inc.	13,796	$234,118
Knoll Inc.	11,444	173,033
Korn/Ferry International (a)	11,133	198,390
L.B. Foster Co. (a)	3,100	94,302
LaBarge Inc. (a)	2,200	33,132
Ladish Co. Inc. (a)	4,400	89,100
Lawson Products Inc.	711	19,659
Layne Christensen Co. (a)	5,186	183,740
Learning Tree International Inc. (a)	1,600	19,920
LECG Corp. (a)	6,628	53,488
Lindsay Corp.	2,998	218,105
LMI Aerospace Inc. (a)	1,700	34,187
LSI Industries Inc.	6,090	50,364
Lydall Inc. (a)	5,200	50,076
M & F Worldwide Corp. (a)	2,964	118,560
Marten Transport Ltd. (a)	4,159	81,142
MasTec Inc. (a)	10,081	133,977
McGrath Rentcorp	6,040	174,073
Medis Technologies Ltd. (a)	9,194	16,549
Mercury Computer Systems Inc. (a)	6,670	59,363
Met-Pro Corp.	2,700	39,393
Metalico Inc. (a)	5,500	32,450
Michael Baker Corp. (a)	2,300	80,040
Microvision Inc. (a)	17,000	32,980
Middleby Corp. (a)	4,634	251,673
Mine Safety Appliances Co.	7,518	286,586
Mobile Mini Inc. (a)	9,394	181,586
Moog Inc. Class A (a)	10,343	443,508
MPS Group Inc. (a)	24,525	247,212
Mueller Industries Inc.	9,511	218,848
Mueller Water Products Inc.	30,800	276,584
Multi-Color Corp.	1,750	41,808
NACCO Industries Inc. Class A	1,336	126,279
Navigant Consulting Inc. (a)	11,648	231,679
NCI Building Systems Inc. (a)	4,732	150,241
Nordson Corp.	8,872	435,704
Odyssey Marine Exploration Inc. (a)	10,900	49,486
Old Dominion Freight Line Inc. (a)	7,575	214,676
On Assignment Inc. (a)	10,300	81,164
Orbital Sciences Corp. (a)	14,166	339,559
Orion Energy Systems Inc. (a)	3,400	19,074
Orion Marine Group Inc. (a)	6,300	66,087
Otter Tail Corp.	8,991	276,293
Pacer International Inc.	9,605	158,194
Park-Ohio Holdings Corp. (a)	1,500	26,835
Patriot Transportation Holding Inc. (a)	200	15,800
PeopleSupport Inc. (a)	6,600	77,154
Perini Corp. (a)	12,818	330,576
PHH Corp. (a)	12,902	171,468
PICO Holdings Inc. (a)	4,447	159,692
Pike Electric Corp. (a)	3,800	55,974
Plug Power Inc. (a)	15,900	15,741
PMFG Inc. (a)	2,600	37,674

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Polypore International Inc. (a)	3,600	$77,436
Portfolio Recovery Associates Inc. (a)	3,983	193,693
Powell Industries Inc. (a)	2,135	87,129
Power-One Inc. (a)	16,208	23,502
Preformed Line Products Co.	400	23,336
PRG-Schultz International Inc. (a)	2,700	24,192
Quanex Building Products Corp.	8,841	134,737
Raven Industries Inc.	4,492	176,760
RBC Bearings Inc. (a)	5,200	175,188
Regal-Beloit Corp.	7,722	328,339
Republic Airways Holdings Inc. (a)	10,032	102,226
Resources Connection Inc. (a)	12,283	276,736
Robbins & Myers Inc.	6,758	209,025
Rollins Inc.	9,392	178,260
RSC Holdings Inc. (a)	10,900	123,824
Rush Enterprises Inc. Class A (a)	9,568	122,470
Saia Inc. (a)	4,635	61,553
Sauer-Danfoss Inc.	3,339	82,440
Schawk Inc.	3,882	58,696
School Specialty Inc. (a)	5,564	173,541
Seaboard Corp.	74	93,018
Simpson Manufacturing Co. Inc.	8,857	239,936
SkyWest Inc.	16,021	256,016
Spherion Corp. (a)	15,993	77,886
Standard Parking Corp. (a)	1,800	39,996
Standard Register Co.	3,596	35,421
Standex International Corp.	2,827	78,449
Stanley Inc. (a)	1,930	71,236
Sterling Construction Company Inc. (a)	2,500	40,500
Sun Hydraulics Corp.	3,200	83,328
Sykes Enterprises Inc. (a)	7,769	170,607
TAL International Group Inc.	3,400	70,788
Taleo Corp. (a)	6,633	131,930
Taser International Inc. (a)	17,592	125,783
TBS International Ltd. Class A (a)	2,400	32,304
Team Inc. (a)	5,100	184,212
Tecumseh Products Co. Class A (a)	4,537	113,606
Teledyne Technologies Inc. (a)	9,159	523,528
TeleTech Holdings Inc. (a)	10,705	133,170
Tennant Co.	4,576	156,774
Tetra Tech Inc. (a)	14,351	345,285
Textainer Group Holdings Ltd.	1,800	27,342
The Gormann-Rupp Co.	3,387	127,758
The Providence Service Corp. (a)	3,699	36,250
Thermadyne Holdings Corp. (a)	2,700	45,009
Titan International Inc.	8,347	177,958
Titan Machinery Inc. (a)	2,100	43,701
TransDigm Group Inc. (a)	9,054	309,918
Tredegar Corp.	7,199	128,070
Trex Co. Inc. (a)	4,734	85,733
TriMas Corp. (a)	2,600	17,056
Triumph Group Inc.	3,882	177,446
TrueBlue Inc. (a)	11,110	179,538

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
TurboChef Technologies Inc. (a)	5,330	$32,780
Twin Disc Inc.	2,700	37,152
UAL Corp.	30,400	267,216
Ultralife Corp. (a)	4,000	31,000
Ultrapetrol Bahamas Ltd. (a)	5,800	45,530
United Stationers Inc. (a)	6,554	313,478
Universal Forest Products Inc.	4,610	160,935
Universal Truckload Services Inc. (a)	1,100	26,796
US Airways Group Inc. (a)	29,100	175,473
Valence Technology Inc. (a)	10,500	36,225
Viad Corp.	5,162	148,614
Vicor Corp.	3,808	33,815
Volt Information Sciences Inc. (a)	4,003	35,947
VSE Corp.	700	23,611
Wabash National Corp.	8,951	84,587
Wabtec Corp.	12,041	616,860
Waste Connections Inc. (a)	16,240	557,032
Waste Services Inc. (a)	6,057	44,882
Watsco Inc.	5,499	276,490
Watson Wyatt Worldwide Inc.	11,233	558,617
Watts Water Technologies Inc.	7,524	205,781
Werner Enterprises Inc.	11,126	241,545
Woodward Governor Co.	15,410	543,511
Xerium Technologies Inc.	6,792	43,740
YRC Worldwide Inc. (a)	13,800	165,048

		43,745,348

Information Technology (15.87%)
3Com Corp (a)	98,171	228,738
3PAR Inc. (a)	5,772	37,229
ACI Worldwide Inc. (a)	9,316	163,216
Acme Packet Inc. (a)	5,600	32,088
Actel Corp. (a)	7,337	91,566
Actuate Corp. (a)	17,800	62,300
Acxiom Corp.	14,600	183,084
Adaptec Inc. (a)	27,524	90,279
Adtran Inc.	15,052	293,363
Advanced Analogic Technologies Inc. (a)	13,700	63,705
Advanced Energy Industries Inc. (a)	9,133	124,939
Advent Software Inc. (a)	4,805	169,280
Agilysys Inc.	6,960	70,226
Airvana Inc. (a)	4,411	25,981
American Software Inc. Class A	3,600	19,620
Amkor Technology Inc. (a)	26,864	171,124
ANADIGICS Inc. (a)	15,100	42,431
Anaren Inc. (a)	4,446	45,127
Anixter International Inc. (a)	7,396	440,136
Applied Micro Circuits Corp. (a)	16,862	100,835
ArcSight Inc. (a)	528	4,029
Ariba Inc. (a)	22,494	317,840
Arris Group Inc. (a)	31,079	240,241

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Art Technology Group Inc. (a)	34,300	$120,736
Aruba Networks Inc. (a)	13,900	71,307
AsiaInfo Holdings Inc. (a)	8,500	78,030
Asyst Technologies Inc. (a)	15,075	36,180
Atheros Communications (a)	14,723	347,168
ATMI Inc. (a)	8,888	159,806
AuthenTec Inc. (a)	7,418	15,949
Avanex Corp. (a)	3,866	18,093
Avid Technology Inc. (a)	8,700	209,322
Avocent Corp. (a)	10,932	223,669
Axcelis Technologies Inc. (a)	25,786	43,836
Bankrate Inc. (a)	3,083	119,960
BearingPoint Inc. (a)	46,422	24,139
Bel Fuse Inc.	2,770	78,862
Benchmark Electronics Inc. (a)	16,577	233,404
Bidz.com Inc. (a)	2,200	19,052
BigBand Networks Inc. (a)	10,244	37,800
Black Box Corp.	4,455	153,831
Blackbaud Inc.	12,111	223,448
Blackboard Inc. (a)	8,191	330,015
Blue Coat Systems Inc. (a)	7,978	113,208
Bookham Inc. (a)	20,800	23,504
Bottomline Technologies Inc. (a)	6,731	70,002
Brightpoint Inc. (a)	12,161	87,559
Brooks Automation Inc. (a)	17,749	148,382
Cabot Microelectronics Corp. (a)	5,861	188,021
CACI International Inc. (a)	7,300	365,730
Callidus Software Inc. (a)	5,600	22,176
Cass Information Systems Inc.	1,255	44,992
Cavium Networks Inc. (a)	7,261	102,235
CEVA Inc. (a)	3,900	32,370
Checkpoint Systems Inc. (a)	9,409	177,077
China Information Security Technology Inc. (a)	4,300	20,210
Chordiant Software Inc. (a)	9,160	46,991
Ciber Inc. (a)	12,043	84,181
Cirrus Logic Inc. (a)	18,597	101,354
Cogent Inc. (a)	11,571	118,256
Cognex Corp.	11,361	229,038
Cogo Group Inc. (a)	7,700	40,579
Coherent Inc. (a)	5,500	195,525
Cohu Inc.	6,008	95,047
Commvault Systems Inc. (a)	10,288	123,970
Compellent Technologies Inc. (a)	2,831	35,104
comScore Inc. (a)	5,028	88,644
Comtech Telecommunications Corp. (a)	5,897	290,368
Comverge Inc. (a)	6,128	28,189
Concur Technologies Inc. (a)	10,597	405,441
Constant Contact Inc. (a)	4,600	78,522
CPI International Inc. (a)	1,600	23,168
Cray Inc. (a)	10,400	53,872
CSG Systems International Inc. (a)	10,265	179,945
CTS Corp.	10,141	129,602

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
CyberSource Corp. (a)	17,663	$284,551
Cymer Inc. (a)	7,776	196,966
Daktronics Inc.	7,852	130,814
Data Domain Inc. (a)	9,000	200,430
DealerTrack Holdings Inc. (a)	10,141	170,774
Deltek Inc. (a)	2,200	13,376
DemandTec Inc. (a)	3,800	34,238
Dice Holdings Inc. (a)	4,018	28,528
Digi International Inc. (a)	6,648	67,810
Digital River Inc. (a)	9,134	295,942
Diodes Inc. (a)	7,489	138,172
DivX Inc. (a)	8,000	51,760
DMRC Corp. (a) (b)	1,200	13,992
Double-Take Software Inc. (a)	5,000	49,750
DSP Group Inc. (a)	7,724	59,089
DTS Inc. (a)	4,984	138,705
Eagle Test Systems Inc. (a)	2,400	36,744
Earthlink Inc. (a)	29,232	248,472
Ebix Inc. (a)	400	37,584
Echelon Corp. (a)	8,344	82,439
Electro Scientific Industries Inc. (a)	6,738	95,814
Electronics for Imaging Inc. (a)	13,608	189,559
EMCORE Corp. (a)	17,700	87,438
EMS Technologies Inc. (a)	4,200	93,702
Emulex Corp. (a)	20,388	217,540
Entegris Inc. (a)	27,693	134,034
Entropic Communications Inc. (a)	2,000	2,820
Entrust Inc. (a)	12,300	26,445
Epicor Software Corp. (a)	15,514	122,405
EPIQ Systems Inc. (a)	7,990	108,664
Euronet Worldwide Inc. (a)	11,281	188,731
Exar Corp. (a)	11,167	85,539
Exlservice Holdings Inc. (a)	4,465	39,203
Extreme Networks Inc. (a)	33,464	112,774
Fair Isaac Corp.	11,800	272,108
FalconStor Software Inc. (a)	11,116	59,582
FARO Technologies Inc. (a)	4,600	93,702
FEI Co. (a)	9,886	235,386
Finisar Corp. (a)	100,647	101,653
Formfactor Inc. (a)	11,769	205,016
Forrester Research Inc. (a)	3,452	101,213
Foundry Networks Inc. (a)	36,054	656,543
Gartner Inc. (a)	15,851	359,501
Gerber Scientific Inc. (a)	7,200	65,808
Gevity HR Inc.	7,578	55,168
Globecomm Systems Inc. (a)	3,700	32,338
Greenfield Online Inc. (a)	7,500	130,500
Hackett Group Inc. (a)	8,800	47,872
Harmonic Inc. (a)	25,154	212,551
Harris Stratex Networks Inc. Class A (a)	5,750	44,908
Heartland Payment Systems Inc.	5,600	143,136
Hittite Microwave Corp. (a)	4,500	151,200
Hughes Communications Inc. (a)	1,600	58,720

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Hutchinson Technology Inc. (a)	6,928	$80,226
Hypercom Corp. (a)	13,541	54,164
i2 Technologies Inc. (a)	4,700	63,403
iBasis Inc.	7,000	24,430
iGate Corp. (a)	6,126	53,112
Imation Corp.	8,159	184,557
Immersion Corp. (a)	8,900	51,798
Infinera Corp. (a)	22,497	215,071
infoGROUP Inc.	6,625	43,791
Informatica Corp. (a)	23,408	304,070
Infospace Inc.	9,835	106,710
Integral Systems Inc. (a)	5,006	103,975
Interactive Intelligence Inc. (a)	4,300	38,786
InterDigital Inc. (a)	12,030	289,321
Intermec Inc. (a)	15,047	295,523
Internap Network Services Corp. (a)	14,490	50,425
Internet Brands Inc. (a)	4,400	30,668
Internet Capital Group Inc. (a)	10,321	83,703
Interwoven Inc. (a)	10,861	153,357
Intevac Inc. (a)	6,332	67,372
IPG Photonics Corp. (a)	4,126	80,498
Isilon Systems Inc. (a)	3,641	16,057
Ixia (a)	9,203	67,826
IXYS Corp. (a)	7,014	63,757
j2 Global Communications Inc. (a)	11,616	271,234
Jack Henry & Associates Inc.	19,796	402,453
JDA Software Group Inc. (a)	6,932	105,436
Kemet Corp. (a)	20,096	27,331
Keynote Systems Inc. (a)	2,900	38,425
Kopin Corp. (a)	14,200	44,304
Kulicke & Soffa Industries Inc. (a)	15,228	68,678
L-1 Identity Solutions Inc. (a)	15,847	242,142
Lattice Semiconductor Corp. (a)	32,793	67,554
Lawson Software Inc. (a)	31,084	217,588
Limelight Networks Inc. (a)	9,179	22,948
Liquidity Services Inc. (a)	4,400	47,740
Littelfuse Inc. (a)	5,837	173,534
LoopNet Inc. (a)	6,600	64,878
Loral Space & Communications Inc. (a)	2,600	38,402
LTX-Credence Corp. (a)	31,969	55,626
Macrovision Solutions Corp. (a)	20,360	313,137
Magma Design Automation Inc. (a)	12,069	48,517
Manhattan Associates Inc. (a)	7,005	156,492
ManTech International Corp. (a)	5,637	334,218
Marchex Inc. Class B	6,772	69,684
Mastech Holdings Inc. (a)	408	3,101
Mattson Technology Inc. (a)	14,652	69,304
MAXIMUS Inc.	4,399	162,059
Maxwell Technologies Inc. (a)	5,600	74,704
Measurement Specialties Inc. (a)	3,000	52,320
Mentor Graphics Corp. (a)	23,926	271,560
Mercadolibre Inc. (a)	6,300	128,205
Methode Electronics Inc.	9,667	86,423

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Micrel Inc.	14,295	$129,656
MICROS Systems Inc. (a)	21,316	568,285
Microsemi Corp. (a)	19,416	494,720
MicroStrategy Inc. (a)	2,225	132,454
Microtune Inc. (a)	12,977	34,778
Midway Games Inc. (a)	7,523	17,830
MIPS Technologies Inc. (a)	10,820	37,978
MKS Instruments Inc. (a)	11,978	238,482
ModusLink Global Solutions Inc. (a)	11,795	113,350
Monolithic Power Systems Inc. (a)	7,125	123,761
Monotype Imaging Holdings Inc. (a)	2,900	32,277
MRV Communications Inc. (a)	32,888	38,479
MSC.Software Corp. (a)	10,200	109,140
MTS Systems Corp.	4,957	208,690
Multi-Fineline Electronix Inc. (a)	2,534	37,478
NCI Inc. (a)	1,000	28,480
Ness Technologies Inc. (a)	11,305	129,668
Net 1 UEPS Technologies Inc. (a)	11,100	247,863
Netezza Corp. (a)	9,195	97,559
Netgear Inc. (a)	8,248	123,720
Netlogic Microsystems Inc. (a)	4,044	122,291
NetScout Systems Inc. (a)	6,500	69,160
NetSuite Inc. (a)	1,700	30,634
Neutral Tandem Inc. (a)	3,700	68,598
Newport Corp. (a)	9,418	101,526
Nextwave Wireless Inc. (a)	10,200	6,120
NIC Inc.	8,706	60,071
Novatel Wireless Inc. (a)	8,680	52,601
NVE Corp. (a)	1,500	42,465
Omniture Inc. (a)	15,413	282,983
Omnivision Technologies Inc. (a)	12,480	142,397
Online Resources Corp. (a)	7,318	56,861
OpenTV Corp. Class A (a)	18,400	25,944
Oplink Communications Inc. (a)	4,611	55,655
OPNET Technologies Inc. (a)	1,900	23,142
OpNext Inc. (a)	6,272	28,788
Orbcomm Inc. (a)	6,700	33,031
OSI Systems Inc. (a)	4,065	95,568
Palm Inc.	25,976	155,077
Parametric Technology Corp. (a)	30,394	559,250
Park Electrochemical Corp.	5,188	125,757
ParkerVision Inc. (a)	5,100	51,000
PC Connection Inc. (a)	2,900	19,401
PC-Tel Inc.	6,500	60,580
Pegasystems Inc.	2,700	34,857
Perficient Inc. (a)	9,000	59,760
Pericom Semiconductor Corp. (a)	6,609	69,394
Perot Systems Corp. (a)	21,715	376,755
Phoenix Technologies Ltd. (a)	8,100	64,719
Photon Dynamics Inc. (a)	5,600	85,960
Photronics Inc. (a)	10,872	20,439
Plantronics Inc.	11,938	268,844
Plexus Corp. (a)	11,233	232,523

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
PLX Technology Inc. (a)	6,211	$31,800
PMC-Sierra Inc. (a)	54,500	404,390
Polycom Inc. (a)	22,023	509,392
Power Integrations Inc. (a)	7,200	173,520
Powerwave Technologies Inc. (a)	31,336	124,091
Presstek Inc. (a)	5,100	28,764
Progress Software Corp. (a)	9,835	255,612
PROS Holdings Inc. (a)	2,300	21,597
QAD Inc.	2,454	16,982
Quality Systems Inc.	3,968	167,688
Quantum Corp. (a)	45,740	48,027
Quest Software Inc. (a)	17,498	222,050
Rackable Systems Inc. (a)	8,300	81,423
Rackspace Hosting Inc. (a)	4,400	42,988
Radiant Systems Inc. (a)	6,614	57,476
Radisys Corp. (a)	5,229	44,969
RealNetworks Inc. (a)	24,379	123,845
Renaissance Learning Inc.	1,792	23,278
RF Micro Devices Inc. (a)	64,047	187,017
RightNow Technologies Inc. (a)	7,794	97,971
Rimage Corp. (a)	3,500	48,860
Riverbed Technology Inc. (a)	13,600	170,272
Rofin-Sinar Technologies Inc. (a)	7,934	242,860
Rogers Corp. (a)	4,165	154,022
Rubicon Technology Inc. (a)	3,000	21,660
Rudolph Technologies Inc. (a)	6,317	52,936
S1 Corp. (a)	14,344	87,785
Safeguard Scientifics Inc. (a)	25,000	31,250
Sanmina-SCI Corp. (a)	128,000	179,200
Sapient Corp. (a)	24,208	179,865
SAVVIS Inc. (a)	8,900	119,616
ScanSource Inc. (a)	7,152	205,906
SeaChange International Inc. (a)	9,400	90,804
Secure Computing Corp. (a)	15,608	85,532
Semitool Inc. (a)	5,645	46,176
Semtech Corp. (a)	15,022	209,707
ShoreTel Inc. (a)	9,039	51,884
SI International Inc. (a)	3,981	119,629
Sigma Designs Inc. (a)	6,696	95,217
Silicon Image Inc. (a)	20,273	108,258
Silicon Storage Technology Inc. (a)	23,984	78,188
SiRF Technology Holdings Inc. (a)	14,338	21,364
Skyworks Solutions Inc. (a)	40,267	336,632
Smart Modular Technologies (WWH) Inc. (a)	11,300	33,900
Smith Micro Software Inc. (a)	9,100	64,610
Solera Holdings Inc. (a)	13,700	393,464
Sonic Solutions (a)	7,609	33,480
SonicWALL Inc. (a)	16,166	84,710
Sonus Networks Inc. (a)	55,006	158,417
Sourcefire Inc. (a)	3,800	27,702
Spansion Inc. Class A (a)	28,600	44,330
SPSS Inc. (a)	4,758	139,695

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
SRA International Inc. (a)	10,100	$228,563
Standard Microsystems Corp. (a)	5,432	135,691
Starent Networks Corp. (a)	8,427	109,045
STEC Inc. (a)	8,700	66,990
Stratasys Inc. (a)	5,214	91,089
SuccessFactors Inc. (a)	6,807	74,196
Super Micro Computer Inc. (a)	4,107	37,004
Supertex Inc. (a)	3,380	95,181
SupportSoft Inc. (a)	8,500	25,500
Switch & Data Facilities Co. (a)	4,674	58,191
Sybase Inc. (a)	19,600	600,152
Sycamore Networks Inc. (a)	44,474	143,651
Symmetricom Inc. (a)	11,346	56,390
Synaptics Inc. (a)	8,724	263,639
Synchronoss Technologies Inc. (a)	6,300	59,283
SYNNEX Corp. (a)	3,905	87,238
Syntel Inc.	3,705	90,772
Take-Two Interactive Software Inc. (a)	19,000	311,600
Technitrol Inc.	10,180	150,562
TechTarget (a)	2,726	19,082
Techwell Inc. (a)	4,900	46,207
Tekelec (a)	17,637	246,742
TeleCommunication Systems Inc. Class A (a)	6,700	46,297
Terremark Worldwide Inc. (a)	12,058	82,838
Tessera Technologies Inc. (a)	11,772	192,354
The Knot Inc. (a)	8,400	70,140
TheStreet.com Inc.	5,900	35,341
THQ Inc. (a)	16,409	197,564
TIBCO Software Inc. (a)	45,520	333,206
TNS Inc. (a)	6,905	133,750
Transmeta Corp. (a)	3,900	63,219
Trident Microsystems Inc. (a)	18,084	43,402
TriQuint Semiconductor Inc. (a)	35,109	168,172
TTM Technologies Inc. (a)	11,860	117,651
Tyler Technologies Inc. (a)	8,590	130,310
Ultimate Software Group Inc. (a)	6,633	179,091
Ultra Clean Holdings Inc. (a)	6,500	32,760
Ultratech Inc. (a)	6,679	80,816
Unica Corp. (a)	2,400	18,816
United Online Inc.	19,156	180,258
Universal Display Corp. (a)	6,433	70,506
UTStarcom Inc. (a)	26,543	89,450
ValueClick Inc. (a)	22,040	225,469
VASCO Data Security International Inc. (a)	7,602	78,757
Veeco Instruments Inc. (a)	8,202	121,472
VeriFone Holdings Inc. (a)	16,700	276,218
ViaSat Inc. (a)	7,064	166,569
Vignette Corp. (a)	7,630	81,946
Virtusa Corp. (a)	1,300	8,463
Vocus Inc. (a)	4,500	152,820

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Volterra Semiconductor Corp. (a)	7,121	$90,650
Websense Inc. (a)	10,802	241,425
Website Pros Inc. (a)	8,200	44,280
Wind River Systems Inc. (a)	19,354	193,540
Wright Express Corp. (a)	9,983	295,097
Zoran Corp. (a)	12,294	100,319
Zygo Corp. (a)	4,500	56,610

		42,501,506

Materials (4.23%)
A. Schulman Inc.	7,760	153,493
AbitibiBowater Inc. (a)	12,883	49,857
AEP Industries Inc. (a)	1,400	28,000
Allied Nevada Gold Corp. (a)	10,100	57,772
AM Castle & Co.	3,789	65,474
AMCOL International Corp.	6,144	192,061
American Vanguard Corp.	5,713	86,152
Apex Silver Mines Ltd. (a)	16,800	28,896
Arch Chemicals Inc.	6,082	214,695
Balchem Corp.	3,992	106,467
Boise Inc. (a)	9,900	15,444
Brush Engineered Materials Inc. (a)	4,852	90,102
Buckeye Technologies Inc. (a)	8,674	71,040
Calgon Carbon Corp. (a)	10,752	218,911
Cambrex Corp. (a)	9,081	55,848
China Precision Steel Inc. (a)	5,700	18,981
Coeur d’Alene Mines Corp. (a)	136,675	209,113
Compass Minerals International Inc.	8,050	421,739
Deltic Timber Corp.	2,730	174,037
Ferro Corp.	10,440	209,844
Flotek Industries Inc. (a)	6,200	68,200
General Moly Inc. (a)	17,300	75,255
General Steel Holdings Inc. (a)	3,400	24,276
GenTek Inc. (a)	2,500	64,275
Gibraltar Industries Inc.	7,482	139,988
Glatfelter	10,596	143,470
Graphic Packaging Holding Co. (a)	31,460	78,650
Haynes International Inc. (a)	2,800	131,124
HB Fuller Co.	12,354	257,828
Headwaters Inc. (a)	9,801	130,843
Hecla Mining Co. (a)	31,091	145,506
Hercules Inc.	29,991	593,522
Horsehead Holding Corp. (a)	8,000	47,200
ICO Inc. (a)	7,300	40,953
Innophos Holdings Inc.	3,000	73,140
Innospec Inc.	6,512	78,535
Kaiser Aluminum Corp.	3,900	167,505
Kapstone Paper and Packaging Corp. (a)	2,500	15,875
Koppers Holdings Inc.	5,000	187,050
Landec Corp. (a)	4,300	35,217
Louisiana-Pacific Corp.	25,100	233,430

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
LSB Industries Inc. (a)	4,900	$67,865
Mercer International Inc.-SBI (a)	8,744	32,003
Minerals Technologies Inc.	4,609	273,590
Myers Industries Inc.	6,045	76,227
Neenah Paper Inc.	4,584	90,763
NewMarket Corp.	3,393	178,336
NL Industries Inc.	1,843	18,928
NN Inc.	5,100	65,535
Northwest Pipe Co. (a)	2,600	113,412
Olin Corp.	18,408	357,115
Olympic Steel Inc.	2,400	70,776
OM Group Inc. (a)	7,469	168,052
Pegasus Wireless Corp. Warrants (a) (b)	1,190	0
Penford Corp.	3,800	67,222
PolyOne Corp. (a)	23,048	148,660
Potlatch Corp.	10,634	493,311
Quaker Chemical Corp.	3,100	88,226
Rock-Tenn Co. Class A	9,218	368,536
Rockwood Holdings Inc. (a)	11,174	286,725
Royal Gold Inc.	7,631	274,411
RTI International Metals Inc. (a)	5,579	109,125
Schweitzer-Mauduit International Inc.	4,930	93,621
Sensient Technologies Corp.	11,544	324,733
ShengdaTech Inc. (a)	8,900	62,300
Silgan Holdings Inc.	6,886	351,806
Solutia Inc. (a)	24,100	337,400
Spartech Corp.	9,004	89,140
Stepan Co.	1,251	68,267
Stillwater Mining Co. (a)	9,999	58,094
Sutor Technology Group Ltd. (a)	2,900	9,541
Symyx Technologies Inc. (a)	8,469	83,928
Texas Industries Inc.	5,950	243,117
U.S. Concrete Inc. (a)	11,800	52,746
Universal Stainless & Alloy Products Inc. (a)	2,000	51,100
Verso Paper Corp.	5,100	13,464
Wausau Paper Corp.	11,826	119,797
Westlake Chemical Corp.	4,200	88,326
Worthington Industries Inc.	16,467	246,017
WR Grace & Co. (a)	17,976	271,797
Zep Inc.	5,331	94,039
Zoltek Companies Inc. (a)	6,705	114,722

		11,322,541

Telecommunication Services (1.09%)
Alaska Communications Systems Group Inc.	12,379	151,395
Atlantic Tele-Network Inc.	1,900	53,200
Cbeyond Inc. (a)	6,600	94,974
Centennial Communications Corp. (a)	18,628	116,239

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Cincinnati Bell Inc. (a)	61,385	$189,680
Cogent Communications Group Inc. (a)	12,200	94,184
Consolidated Communications Holdings Inc.	7,008	105,681
FairPoint Communications Inc.	21,440	185,885
FiberTower Corp. (a)	27,600	38,088
General Communication Inc. Class A (a)	13,582	125,769
Global Crossing Ltd. (a)	7,300	110,668
Globalstar Inc. (a)	7,295	12,402
ICO Global Communications Holdings Ltd. (a)	24,300	26,487
IDT Corp. Class B (a)	12,063	8,925
Iowa Telecommunications Services Inc.	8,097	151,252
iPCS Inc. (a)	4,700	104,669
NTELOS Holdings Corp.	7,000	188,230
PAETEC Holding Corp. (a)	30,026	64,556
Premiere Global Services Inc. (a)	17,140	240,988
Shenandoah Telecommunications Co.	5,138	113,396
Syniverse Holdings Inc. (a)	13,390	222,408
TerreStar Corp. (a)	12,700	12,700
tw telecom inc. (a)	38,416	399,142
USA Mobility Inc. (a)	7,549	83,039
Virgin Mobile USA Inc. (a)	5,576	16,393
Vonage Holdings Corp. (a)	12,900	13,029

		2,923,379

Utilities (3.47%)
Allete Inc.	6,186	275,277
American States Water Co.	4,978	191,653
Avista Corp.	14,806	321,438
Black Hills Corp.	9,089	282,395
Cadiz Inc. (a)	2,300	43,861
California Water Service Group	4,304	165,704
Central Vermont Public Service Corp.	2,000	46,880
CH Energy Group Inc.	3,926	171,056
Chesapeake Utilities Corp.	800	26,568
Cleco Corp.	16,484	416,221
Connecticut Water Service Inc.	1,000	28,950
Consolidated Water Co. Ltd.	4,500	76,590
El Paso Electric Co. (a)	12,032	252,672
Empire District Electric Co.	7,230	154,361
EnergySouth Inc.	1,412	86,739
Idacorp Inc.	10,655	309,954
ITC Holdings Corp.	13,100	678,187
Laclede Group Inc.	5,588	270,962
MGE Energy Inc.	4,859	172,738
Middlesex Water Co.	1,900	33,193
New Jersey Resources Corp.	11,510	413,094
Nicor Inc.	10,824	480,044
Northwest Natural Gas Co.	7,273	378,196
NorthWestern Corp.	9,523	239,313
Ormat Technologies Inc.	5,000	181,650

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)
Utilities (Cont.)
Piedmont Natural Gas Co. Inc.	19,800	$632,808
PNM Resources Inc.	19,270	197,325
Portland General Electric Co.	17,200	406,952
SJW Corp.	3,348	100,340
South Jersey Industries Inc.	8,250	294,525
Southwest Gas Corp.	10,224	309,378
Southwest Water Co.	6,615	84,341
Synthesis Energy Systems Inc. (a)	3,700	17,945
U.S. Geothermal Inc. (a)	12,400	22,072
UIL Holdings Corp.	6,258	214,837
Unisource Energy Corp.	8,211	239,679
Westar Energy Inc.	28,000	645,120
WGL Holdings Inc.	13,400	434,830

		9,297,848

Total Common Stocks
(cost $275,959,647)		263,914,403

Short-term Investments (1.84%)
JPMorgan U.S. Government Money Market Fund	4,237,493	4,237,493
U.S. Treasury Bill, (c) 1.950%, 12/04/2008	$680,000	679,136

Total Short-term Investments
(cost $4,914,989)		4,916,629

TOTAL INVESTMENTS (100.39%)
(cost $280,874,636)		268,831,032
LIABILITIES, NET OF OTHER ASSETS (-0.39%)		(1,038,259)

NET ASSETS (100.00%)		$267,792,773

(a)	Non-income producing security.

(b)	In accordance with the Trust’s Valuation Procedures, SFIMC determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At September 30, 2008 this security has been pledged to cover, in whole or in part, initial margin requirements for open future contracts.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (97.71%) (a)
Australia (6.13%)
AGL Energy Ltd.	9,311	$102,687
Alumina Ltd.	24,149	58,587
Amcor Ltd.	18,798	80,218
AMP Ltd.	39,798	219,524
Aristocrat Leisure Ltd.	7,763	39,630
Asciano Group	11,301	28,221
Australia & New Zealand Banking Group Ltd.	38,850	575,648
Australian Stock Exchange	3,607	85,941
AXA Asia Pacific Holdings Ltd.	15,030	59,744
Babcock & Brown Ltd.	4,443	6,829
Bendigo and Adelaide Bank Ltd.	4,462	40,903
BHP Billiton Ltd.	60,847	1,574,150
Billabong International Ltd.	2,124	23,717
BlueScope Steel Ltd.	15,644	92,199
Boart Longyear Group	22,645	20,043
Boral Ltd.	12,081	59,987
Brambles Ltd.	28,442	173,067
Caltex Australia Ltd.	2,825	27,571
CFS Retail Property Trust	25,696	45,689
Coca-Cola Amatil Ltd.	11,002	71,728
Cochlear Ltd.	1,111	52,063
Commonwealth Bank of Australia	26,809	902,939
Computershare Ltd.	10,823	81,819
Crown Ltd.	9,361	62,879
CSL Ltd.	12,614	382,140
CSR Ltd.	18,677	37,423
Dexus Property Group	68,817	77,767
Fairfax Media Ltd.	24,834	51,810
Fortescue Metals Group Ltd. (b)	26,454	97,419
Foster’s Group Ltd.	41,258	184,332
Goodman Fielder Ltd.	16,201	17,796
Goodman Group	29,957	57,527
GPT Group	45,939	67,152
Harvey Norman Holdings Ltd.	8,815	21,525
Incitec Pivot Ltd. (b)	26,180	104,892
Insurance Australia Group Ltd.	39,646	128,454
James Hardie Industries NV CDI	6,878	27,014
Leighton Holdings Ltd.	2,966	88,013
Lend Lease Corp. Ltd.	7,171	52,022
Lion Nathan Ltd.	6,271	45,939
Macquarie Airports	9,991	21,318
Macquarie Infrastructure Group	52,701	96,204
Macquarie Group Ltd.	5,842	179,883
Macquarie Office Trust	33,144	20,430
Metcash Ltd.	13,508	42,379
Mirvac Group	22,126	42,664
National Australia Bank Ltd.	33,159	669,230
Newcrest Mining Ltd.	9,384	204,896
Onesteel Ltd.	16,774	62,049
Orica Ltd.	7,234	119,764

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Origin Energy Ltd.	18,239	$235,914
OZ Minerals Ltd.	57,968	73,524
Paladin Energy Ltd. (b)	8,760	26,998
Perpetual Ltd.	548	20,267
Qantas Airways Ltd.	16,321	41,608
QBE Insurance Group Ltd.	18,306	394,788
Rio Tinto Ltd.	5,933	399,778
Santos Ltd.	12,339	186,242
Sims Group Ltd.	2,679	63,089
Sonic Healthcare Ltd.	6,908	71,513
St George Bank Ltd.	11,214	253,449
Stockland	31,353	133,794
Suncorp-Metway Ltd.	19,144	145,510
Tabcorp Holding Ltd.	11,153	71,214
Tatts Group Ltd.	22,000	41,377
Telstra Corp. Ltd.	90,559	303,822
Toll Holdings Ltd.	10,779	61,058
Transurban Group	24,955	110,041
Wesfarmers Ltd.	13,083	304,255
Wesfarmers Ltd. PPS	3,355	74,766
Westfield Group	35,455	466,225
Westpac Banking Corp.	37,971	644,541
Woodside Petroleum Ltd.	9,909	399,837
Woolworths Ltd.	25,084	552,550
WorleyParsons Ltd.	3,279	81,104

		12,543,089

Austria (0.47%)
Andritz AG	636	26,861
Atrium European Real Estate Ltd. (b)	5,832	43,104
Erste Group Bank AG	3,875	192,915
IMMOEAST AG (b)	8,975	22,670
Immofinanz Immobilien Anlagen AG	9,356	33,097
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	1,590	97,852
OMV AG	3,450	145,418
Raiffeisen International Bank Holding AG	1,100	79,449
Strabag SE	1,060	46,260
Telekom Austria AG	7,255	126,546
Vienna Insurance Group	730	35,980
VoestAlpine AG	2,428	75,871
Wienerberger AG	1,735	46,359

		972,382

Belgium (0.89%)
Belgacom SA	3,578	133,408
Colruyt SA	299	75,050
Compagnie Nationale a Portefeuille	695	45,496
Delhaize Group	2,025	117,621
Dexia SA	10,397	113,571

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Belgium (Cont.)
Fortis	45,805	$282,982
Groupe Bruxelles Lambert SA	1,740	148,040
InBev NV	3,734	222,153
KBC Ancora	548	35,218
KBC GROEP NV	3,243	282,114
Mobistar SA	710	49,972
Solvay SA	1,312	159,399
Suez SA Strips (b)	1,640	23
UCB SA	2,270	80,651
Umicore	2,720	82,654

		1,828,352

Denmark (0.94%)
A P Moller-Maersk A/S Class A	11	93,396
A P Moller-Maersk A/S Class B	23	197,019
Carlsberg A/S Class B	1,393	106,207
Coloplast A/S Class B	470	34,363
Danisco A/S	1,082	60,123
Danske Bank A/S	9,275	223,319
DSV A/S	3,960	61,828
FLSmidth & Co. A/S Class B (b)	1,059	52,550
Jyske Bank A/S (b)	1,072	52,892
Novo Nordisk A/S Class B	9,270	480,578
Novozymes A/S Class B	950	83,349
Rockwool International A/S B Shares	133	11,167
Sydbank A/S	1,107	33,206
Topdanmark A/S (b)	375	52,925
Trygvesta A/S	462	29,706
Vestas Wind Systems A/S (b)	3,740	326,446
William DeMant Holding (b)	484	21,460

		1,920,534

Finland (1.40%)
Cargotec Corp.	526	10,530
Elisa OYJ	3,147	61,752
Fortum OYJ	9,539	320,122
Kesko OYJ	1,473	37,161
Kone Corp. OYJ Class B	3,694	98,808
Metso OYJ	2,814	69,017
Neste Oil OYJ	2,575	52,818
Nokia OYJ	77,557	1,446,550
Nokian Renkaat OYJ	2,164	52,072
Orion OYJ Class B	1,088	18,304
Outokumpu OYJ	2,766	44,068
Pohjola Bank PLC	800	11,420
Rautaruukki OYJ	1,714	34,254
Sampo OYJ A Shares	9,024	200,977
SanomaWSOY OYJ (b)	903	16,895
Stora Enso OYJ R Shares	12,322	118,479
UPM-Kymmene OYJ	10,891	167,736
Wartsila OYJ Class B	1,891	78,427

	Shares	Value
Common Stocks (Cont.)
Finland (Cont.)
YIT OYJ	2,593	$26,648

		2,866,038

France (10.87%)
Accor SA	3,951	211,009
Aeroports de Paris (ADP)	610	49,756
Air France-KLM	2,563	58,681
Air Liquide SA	5,085	554,188
Alcatel-Lucent (b)	48,718	187,745
Alstom SA	4,492	340,985
ArcelorMittal	18,094	916,588
Atos Origin SA	1,217	52,941
AXA	32,166	1,052,934
BNP Paribas	16,811	1,604,736
Bouygues	5,102	231,123
Bureau Veritas SA	698	35,277
Cap Gemini SA	2,993	141,392
Carrefour SA	13,277	626,102
Casino Guichard Perrachon SA	783	69,867
Christian Dior SA	997	74,488
CNP Assurances	909	102,672
Compagnie de Saint-Gobain	6,050	312,957
Compagnie General des Etablissements Michelin Class B	3,010	192,593
Compagnie Generale de Geophysique- Veritas (b)	2,735	85,246
Credit Agricole SA	18,382	354,034
Dassault Systemes SA	1,100	58,941
Eiffage SA (b)	601	31,720
Electricite de France	4,140	296,864
Eramet (b)	91	34,141
Essilor International SA	4,202	209,870
Eurazeo	411	34,744
European Aeronautic Defence and Space Co.	6,724	113,593
Eutelsat Communications	1,300	34,352
France Telecom SA	38,007	1,066,081
GDF Suez - Strip VVPR (b)	22,255	1,157,846
Gecina SA	218	23,324
Groupe DANONE	9,015	639,451
Hermes International SCA	1,459	235,201
ICADE	236	18,938
Imerys SA	434	24,702
JC Decaux SA	984	21,236
Klepierre	1,385	54,208
L’Oreal SA	5,051	495,622
Lafarge SA	2,965	312,180
Lagardere SCA	2,733	121,947
Legrand SA	1,449	32,271
LVMH Moet Hennessy Louis Vuitton SA	5,161	453,103
M6 Metropole Television	898	19,743
Natixis	18,103	60,623

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Neopost SA	557	$52,523
PagesJaunes Groupe	2,005	27,979
Pernod Ricard SA	3,479	306,469
Peugeot SA	3,170	119,307
PPR SA	1,629	145,760
Publicis Groupe SA	2,900	91,341
Renault SA	3,834	244,338
Safran SA	3,014	52,190
Sanofi-Aventis	21,790	1,432,595
Schneider Electric SA	4,647	399,059
SCOR SE	2,670	51,918
SES FDR	5,395	111,681
Societe BIC SA	441	22,911
Societe Generale	9,717	872,875
Societe Television Francaise 1	2,490	44,112
Sodexo	1,737	102,507
STMicroelectronics NV	14,125	143,231
Suez Environnement SA - Rights (b)	21,809	133,250
Technip SA	2,147	118,998
Thales SA	1,824	90,978
Total SA	44,516	2,704,344
Unibail-Rodamco	1,747	349,534
Valeo SA	1,039	31,442
Vallourec SA	1,145	247,066
Veolia Environnement	7,630	313,907
Vinci SA	8,752	412,360
Vivendi	24,304	761,948
Wendel	464	36,319
Zodiac SA	551	25,986

		22,252,943

Germany (8.47%)
Adidas AG	4,287	229,011
Allianz SE Reg.	9,365	1,283,925
Arcandor AG (b)	1,067	3,500
BASF SE	19,606	934,745
Bayer AG	15,833	1,159,564
Bayerische Motoren Werke (BMW) AG	6,611	256,248
Beiersdorf AG	1,865	117,880
Bilfinger Berger AG	789	40,720
Celesio AG	1,639	70,860
Commerzbank AG	13,255	196,490
Daimler AG	17,995	893,505
Deutsche Bank AG Reg.	11,227	803,146
Deutsche Boerse AG	4,041	369,794
Deutsche Lufthansa AG Reg.	4,688	91,643
Deutsche Post AG	17,364	362,292
Deutsche Postbank AG	1,511	56,711
Deutsche Telekom AG	57,799	877,807
E.On AG	38,891	1,957,651
Fraport AG	574	33,939
Fresenius Medical Care AG & Co. KGaA	4,157	215,193

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Fresenius SE	426	$31,120
GEA Group AG	3,615	69,518
Hamburger Hafen und Logistik AG	379	22,409
Hannover Rueckversicherung AG Reg.	1,012	37,037
HeidelbergCement AG	443	46,506
Henkel AG & Co. KGaA	2,751	84,373
Hochtief AG	978	46,082
Hypo Real Estate Holding AG	3,682	21,720
Infineon Technologies AG (b)	16,420	91,162
IVG Immobilien AG	1,391	13,297
K+S Group AG	3,152	215,834
Linde AG	2,795	298,466
MAN AG	2,266	150,891
Merck KGaA	1,295	138,103
Metro AG	2,506	125,667
Muenchener Rueckversicherungs Gesellschaft AG Reg.	4,236	638,979
Puma AG	98	26,449
Q-Cells AG (b)	1,230	103,139
Rheinmetall AG	548	29,494
RWE AG	9,241	881,006
Salzgitter AG	880	88,990
SAP AG	18,103	964,146
Siemens AG	17,925	1,671,990
Solarworld AG	1,407	59,222
ThyssenKrupp AG	7,455	223,828
TUI AG (b)	4,352	71,407
United Internet AG Reg.	2,003	21,374
Volkswagen AG	3,017	1,182,201
Wacker Chemie AG	273	38,976

		17,348,010

Greece (0.65%)
Alpha Bank AE	7,784	169,467
Coca-Cola Hellenic Bottling Co. SA	3,315	72,353
EFG Eurobank Ergasias	6,773	123,459
Hellenic Petroleum SA	2,223	23,409
Hellenic Telecommunications Organization SA	5,450	96,827
Marfin Investment Group SA (b)	12,670	89,184
National Bank of Greece SA	10,052	407,353
OPAP SA	4,510	137,269
Piraeus Bank SA	6,540	133,502
Public Power Corp. SA	1,930	29,775
Titan Cement Co. SA	1,264	41,745

		1,324,343

Hong Kong (2.01%)
ASM Pacific Technology	4,000	23,120
Bank of East Asia Ltd.	29,076	89,870
BOC Hong Kong Holdings Ltd.	74,500	133,189
C C Land Holdings Ltd.	18,000	3,825

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Cathay Pacific Airways Ltd.	26,000	$44,348
Cheung Kong Holdings Ltd.	28,000	317,199
Cheung Kong Infrastructure Holdings Ltd.	7,000	32,364
Chinese Estates Holdings Ltd.	12,000	14,870
CITIC International Financial Holdings Ltd. (b)	37,000	24,302
CLP Holdings Ltd.	41,185	332,229
Esprit Holdings Ltd.	20,500	127,071
Foxconn International Holdings Ltd. (b)	42,000	18,391
Hang Lung Group Ltd.	18,000	57,017
Hang Lung Properties Ltd.	43,000	101,223
Hang Seng Bank Ltd.	15,600	294,904
Henderson Land Development Co. Ltd.	21,881	97,540
Hong Kong & China Gas Co. Ltd.	81,992	185,423
Hong Kong Aircraft Engineering Co. Ltd.	1,200	13,799
Hong Kong Exchanges & Clearing Ltd.	21,000	258,645
Hongkong Electric Holdings Ltd.	28,000	174,891
Hopewell Holdings	12,000	43,580
Hutchison Telecommunications International Ltd. (b)	27,000	30,669
Hutchison Whampoa Ltd.	44,700	343,320
Hysan Development Co. Ltd.	12,136	31,591
Kerry Properties Ltd.	13,134	42,568
Kingboard Chemicals Holdings Ltd.	12,000	40,974
Lee & Man Paper Manufacturing Ltd.	8,000	4,384
Li & Fung Ltd.	44,620	109,187
Lifestyle International Holdings Ltd.	13,000	14,566
Link REIT	44,000	90,778
Mongolia Energy Corporation Ltd. (b)	72,000	37,925
MTR Corp.	27,603	81,505
New World Development Co. Ltd.	47,978	53,435
NWS Holdings Ltd.	16,000	28,710
Orient Overseas International Ltd.	4,400	11,271
Pacific Basin Shipping Ltd.	31,000	25,152
PCCW Ltd.	76,118	31,369
Shangri-La Asia Ltd.	26,108	36,986
Shun Tak Holdings Ltd.	22,000	7,480
Sino Land Co. Ltd.	34,634	38,790
Sun Hung Kai Properties Ltd.	28,000	288,534
Swire Pacific Ltd. Class A	17,500	153,827
Television Broadcasts Ltd.	6,000	25,268
Wharf Holdings Ltd.	27,000	77,137
Wheelock and Co. Ltd.	18,000	32,649
Wing Hang Bank Ltd.	3,000	23,049
Wing Lung Bank Ltd.	1,500	29,962
Yue Yuen Industrial Holdings Ltd.	12,000	32,454

		4,111,340

Ireland (0.40%)
Allied Irish Banks PLC	18,231	149,868
Anglo Irish Bank Corp. PLC	15,614	85,114

	Shares	Value
Common Stocks (Cont.)
Ireland (Cont.)
Aryzta AG (Dublin) (b)	692	$26,985
Bank of Ireland	19,888	110,874
CRH PLC	11,009	232,975
Elan Corp. PLC (b)	9,533	98,641
Kerry Group PLC Class A	2,787	81,648
Ryanair Holdings PLC (b)	7,328	23,315

		809,420

Italy (3.64%)
A2A SpA	24,526	62,012
Alleanza Assicurazioni SpA	8,882	81,644
Assicurazioni Generali SpA	21,795	717,369
Atlantia SpA	5,470	111,429
Autogrill SpA	1,491	16,677
Banca Carige SpA	13,189	42,891
Banca Monte Dei Paschi di Siena SpA	49,329	120,835
Banca Popolare di Milano Scarl (b)	7,817	65,258
Banco Popolare Societa Cooperativa	13,174	204,651
Bulgari SpA	2,324	20,803
Enel SpA	89,463	746,809
Eni SpA	53,516	1,418,498
Fiat SpA	14,491	194,729
Finmeccanica SpA	5,990	129,849
Fondiaria Sai SpA	1,245	29,387
IFIL Investments SpA	6,368	28,329
Intesa Sanpaolo	159,021	874,549
Intesa Sanpaolo RNC (b)	18,229	86,966
Italcementi SpA	1,048	12,981
Italcementi SpA RNC	1,830	16,978
Lottomatica SpA	1,186	30,889
Luxottica Group SpA	3,037	69,876
Mediaset SpA	15,104	95,924
Mediobanca SpA	10,180	136,077
Mediolanum SpA	3,393	15,273
Parmalat SpA	33,164	77,503
Pirelli & Co. SpA	53,335	31,469
Prysmian SpA	2,505	48,666
Saipem SpA	5,585	167,109
Snam Rete Gas SpA	16,979	102,610
Telecom Italia RNC SpA	121,317	137,519
Telecom Italia SpA	209,699	312,090
Terna - Rete Elettrica Nationale SpA	22,687	83,408
UniCredito SpA (Milan)	192,017	718,018
UniCredito SpA (Xetra)	42,040	153,286
Unione di Banche Italiane Scpa	12,424	269,704
Unipol Gruppo Finanziario SpA	11,637	24,971

		7,457,036

Japan (21.75%)
77 Bank Ltd.	5,000	25,212
Acom Co. Ltd.	1,170	39,986
Advantest Corp.	3,300	69,780

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Aeon Co. Ltd.	13,300	$131,681
Aeon Credit Service Co. Ltd.	1,200	11,791
Aeon Mall Co. Ltd.	900	26,824
Aiful Corp.	1,775	13,734
Aioi Insurance Co. Ltd.	8,000	39,903
Aisin Seiki Co. Ltd.	3,900	95,511
Ajinomoto Co. Inc.	14,000	131,503
Alfresa Holdings Corp.	500	23,835
All Nippon Airways Co. Ltd.	12,000	42,311
Alps Electric Co. Ltd.	3,000	23,484
Amada Co. Ltd.	8,000	43,935
Aozora Bank Ltd.	12,000	18,811
Asahi Breweries Ltd.	8,100	140,134
Asahi Glass Co. Ltd.	21,000	184,603
Asahi Kasei Corp.	26,000	109,393
ASICS Corp.	3,000	23,322
Astellas Pharma Inc.	10,098	424,310
Bank of Kyoto Ltd.	7,000	69,108
Bank of Yokohama Ltd.	27,000	133,742
Benesse Corp.	1,500	60,505
Bridgestone Corp.	12,900	237,732
Brother Industries Ltd.	5,000	52,942
Canon Inc.	21,600	818,875
Canon Marketing Japan Inc.	1,000	14,969
Casio Computer Co. Ltd.	4,800	45,067
Central Japan Railway Co.	33	311,174
Chiba Bank Ltd.	16,000	83,890
Chubu Electric Power Co. Inc.	13,700	320,102
Chugai Pharmaceutical Co. Ltd.	2,300	37,480
Chugoku Bank Ltd.	3,000	41,211
Chugoku Electric Power Co. Inc.	5,900	120,657
Chuo Mitsui Trust Holdings Inc.	20,000	107,974
Citizen Holdings Co. Ltd.	6,300	42,827
Coca-Cola West Holdings Co. Ltd.	500	11,212
Cosmo Oil Co. Ltd.	13,000	30,836
Credit Saison Co. Ltd.	3,500	57,522
CSK Holdings Corp.	1,200	17,263
Dai Nippon Printing Co. Ltd.	12,000	161,861
Daicel Chemical Industries Ltd.	4,000	17,994
Daido Steel Co. Ltd.	5,000	25,763
Daihatsu Motor Co. Ltd.	4,000	42,875
Daiichi Sanyko Co. Ltd.	14,240	366,914
Daikin Industries Ltd.	5,500	185,504
Dainippon Sumitomo Pharma Co. Ltd.	3,000	24,230
Daito Trust Construction Co. Ltd.	1,700	63,228
Daiwa House Industry Co. Ltd.	10,000	95,606
Daiwa Securities Group Inc.	28,000	203,945
DeNA Co. Ltd.	5	20,146
Denki Kagaku Kogyo KK	7,000	17,902
Denso Corp.	10,000	245,278
Dentsu Inc.	40	80,446
DIC Corp.	12,000	22,727

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Dowa Holdings Co. Ltd.	5,000	$22,421
East Japan Railway Co.	69	514,577
Eisai Co. Ltd.	5,200	203,060
Electric Power Development Co. Ltd.	3,100	98,811
Elpida Memory Inc. (b)	1,900	34,282
Familymart Co. Ltd.	1,300	55,008
Fanuc Ltd.	4,000	300,927
Fast Retailing Co. Ltd.	1,100	112,171
Fuji Electric Holdings Co. Ltd.	10,000	24,156
Fuji Heavy Industries Ltd.	11,000	55,719
Fuji Television Network Inc.	8	10,319
FUJIFILM Holdings Corp.	9,900	255,231
Fujitsu Ltd.	39,000	219,257
Fukuoka Financial Group Inc.	16,000	58,880
Furukawa Electric Co. Ltd.	13,000	57,406
Gunma Bank Ltd.	7,000	38,964
Hakuhodo DY Holdings Inc.	400	19,733
Hankyu Hanshin Holdings Inc.	24,000	110,237
HASEKO Corp.	18,000	12,355
Hikari Tsushin Inc.	400	8,331
Hino Motors Ltd.	4,000	15,871
Hirose Electric Co. Ltd.	600	56,076
Hisamitsu Pharmaceutical Co. Inc.	1,200	52,014
Hitachi Chemical Co. Ltd.	1,600	20,986
Hitachi Construction Machinery Co. Ltd.	2,200	52,231
Hitachi High-Technologies Corp.	1,000	19,463
Hitachi Ltd.	69,000	465,817
Hitachi Metals Ltd.	3,000	34,949
Hokkaido Electric Power Co. Inc.	3,300	68,905
Hokuhoku Financial Group Inc.	23,000	51,327
Hokuriku Electric Power Co.	3,400	81,360
Honda Motor Co. Ltd.	33,500	1,016,148
Hoya Corp.	8,500	168,621
Ibiden Co. Ltd.	2,700	63,213
Idemitsu Kosan Co. Ltd.	400	31,856
IHI Corp.	28,000	42,650
INPEX Holdings Inc.	18	151,643
Isetan Mitsukoshi Holdings Ltd. (b)	6,340	74,388
Isuzu Motors Ltd.	26,000	72,255
Ito En Ltd.	800	10,384
Itochu Corp.	30,000	180,725
Itochu Techno-Solutions Corp.	400	9,929
Iyo Bank Ltd.	5,000	53,500
J. Front Retailing Co. Ltd.	9,600	55,383
JAFCO Co. Ltd.	500	18,846
Japan Airlines Corp. (b)	15,000	30,887
Japan Petroleum Exploration Co.	500	25,340
Japan Prime Realty Investment Corp.	10	23,130
Japan Real Estate Investment Corp.	9	72,624
Japan Retail Fund Investment Corp.	6	24,669
Japan Steel Works Ltd.	7,000	87,031
Japan Tobacco Inc.	91	337,116
JFE Holdings Inc.	10,500	325,670

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
JGC Corp.	4,000	$64,173
Joyo Bank Ltd.	14,000	63,734
JS Group Corp.	5,300	66,721
JSR Corp.	4,100	52,891
JTEKT Corp.	4,000	44,643
Jupiter Telecommunications Co. Ltd.	54	38,881
Kajima Corp.	19,000	55,917
Kamigumi Co. Ltd.	4,000	29,486
Kaneka Corp.	6,000	33,146
Kansai Electric Power Co. Inc.	15,600	344,695
Kansai Paint Co. Ltd.	3,000	18,608
Kao Corp.	11,000	294,993
Kawasaki Heavy Industries Ltd.	28,000	59,740
Kawasaki Kisen Kaisha Ltd.	13,000	80,427
KDDI Corp.	60	339,880
Keihin Electric Express Railway Co. Ltd.	8,000	51,902
Keio Corp.	13,000	70,009
Keisei Electric Railway Co. Ltd.	4,000	21,663
Keyence Corp.	800	156,457
Kikkoman Corp.	3,000	40,111
Kinden Corp.	2,000	18,655
Kintetsu Corp.	35,000	121,970
Kirin Holdings Co. Ltd.	16,000	210,224
Kobe Steel Ltd.	56,000	108,993
Komatsu Ltd.	18,200	297,961
Konami Corp.	2,000	50,325
Konica Minolta Holdings Inc.	9,500	108,573
Kubota Corp.	22,000	134,042
Kuraray Co. Ltd.	7,500	74,552
Kurita Water Industries Ltd.	2,200	51,528
Kyocera Corp.	3,300	250,489
Kyowa Hakko Kogyo Co. Ltd.	5,000	51,432
Kyushu Electric Power Co. Ltd.	7,700	160,503
Lawson Inc.	1,300	59,649
Leopalace21 Corp.	2,700	20,411
Mabuchi Motor Co. Ltd.	400	18,189
Makita Corp.	2,400	49,165
Marubeni Corp.	35,000	158,655
Marui Group Co. Ltd.	6,600	48,404
Maruichi Steel Tube Ltd.	600	16,135
Matsushita Electric Industrial Co. Ltd.	37,000	624,465
Matsushita Electric Works Ltd.	8,400	72,662
Mazda Motor Corp.	18,000	73,305
Mediceo Paltac Holdings Co. Ltd.	2,900	34,984
Meiji Dairies Corp.	4,000	21,024
Minebea Co. Ltd.	7,000	26,254
Mitsubishi Chemical Holdings Corp.	24,500	129,501
Mitsubishi Corp.	27,400	571,568
Mitsubishi Electric Corp.	40,000	259,884
Mitsubishi Estate Co. Ltd.	24,000	472,924
Mitsubishi Gas Chemical Co. Inc.	8,000	38,690
Mitsubishi Heavy Industries Ltd.	66,000	276,771
Mitsubishi Logistics Corp.	2,000	24,804

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Mitsubishi Materials Corp.	25,000	$76,630
Mitsubishi Motors Corp. (b)	71,000	116,158
Mitsubishi Rayon Co. Ltd.	11,000	27,242
Mitsubishi Tanabe Pharma Corp.	4,000	55,592
Mitsubishi UFJ Financial Group Inc.	209,100	1,823,404
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,450	46,218
Mitsui & Co. Ltd.	35,000	434,501
Mitsui Chemicals Inc.	13,000	55,982
Mitsui Engineering & Shipbuilding Co. Ltd.	16,000	29,185
Mitsui Fudosan Co. Ltd.	17,000	328,473
Mitsui Mining & Smelting Co. Ltd.	13,000	29,702
Mitsui OSK Lines Ltd.	23,000	199,832
Mitsui Sumitomo Insurance Group Holdings Inc.	7,500	246,110
Mitsumi Electric Co. Ltd.	1,400	35,550
Mizuho Financial Group Inc.	197	861,510
Mizuho Trust & Banking Co. Ltd.	28,000	36,594
Murata Manufacturing Co. Ltd.	4,500	181,668
Namco Bandai Holdings Inc.	4,000	43,063
NEC Corp.	41,000	175,239
NEC Electronics Corp. (b)	500	10,037
NGK Insulators Ltd.	5,000	61,212
NGK Spark Plug Co. Ltd.	4,000	38,941
NHK Spring Co. Ltd.	2,000	10,738
Nidec Corp.	2,300	137,972
Nikon Corp.	7,000	167,923
Nintendo Co. Ltd.	2,000	848,348
Nippon Building Fund Inc.	11	106,339
Nippon Electric Glass Co. Ltd.	7,500	67,938
Nippon Express Co. Ltd.	17,000	75,892
Nippon Meat Packers Inc.	4,000	60,657
Nippon Mining Holdings Inc.	18,500	74,519
Nippon Oil Corp.	28,000	140,999
Nippon Paper Group Inc.	14	40,280
Nippon Sheet Glass Co. Ltd.	11,000	56,967
Nippon Steel Corp.	103,000	374,792
Nippon Telegraph & Telephone Corp.	107	477,589
Nippon Yusen Kabushiki Kaish	23,000	149,928
NIPPONKOA Insurance Co. Ltd.	14,000	75,822
Nishi-Nippon City Bank Ltd.	12,000	28,884
Nissan Chemical Industries Ltd.	3,000	27,548
Nissan Motor Co. Ltd.	47,400	320,508
Nisshin Seifun Group Inc.	4,300	56,805
Nisshin Steel Co. Ltd.	15,000	29,017
Nisshinbo Industries Inc.	3,000	28,489
Nissin Food Products Co. Ltd.	2,000	71,281
Nitori Co. Ltd.	750	44,561
Nitto Denko Corp.	3,500	89,042
NOK Corp.	1,600	17,496
Nomura Holdings Inc.	35,800	467,194
Nomura Real Estate Holdings Inc.	1,000	23,820

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nomura Real Estate Office Fund Inc.	4	$26,703
Nomura Research Institute Ltd.	2,500	51,453
NSK Ltd.	10,000	57,769
NTN Corp.	8,000	40,769
NTT Data Corp.	25	98,838
NTT DoCoMo Inc.	317	507,421
NTT Urban Development Corp.	29	34,302
Obayashi Corp.	13,000	65,743
OBIC Co. Ltd.	100	16,319
Odakyu Electric Railway Co. Ltd.	13,000	95,341
Oji Paper Co. Ltd.	18,000	89,192
OKUMA Corp.	3,000	16,868
Olympus Corp.	5,000	146,139
Omron Corp.	3,700	57,433
Ono Pharmaceutical Co. Ltd.	2,000	92,398
Onward Holdings Co. Ltd.	2,000	20,917
Oracle Corp. Japan	500	22,756
Oriental Land Co. Ltd.	1,000	67,228
Orix Corp.	1,890	236,643
Osaka Gas Co. Ltd.	43,000	146,359
OSAKA Titanium technologies Co.	200	6,375
OTSUKA Corp.	200	12,881
Pioneer Corp.	2,100	13,852
Promise Co. Ltd.	1,350	25,577
Rakuten Inc.	145	79,620
Resona Holdings Inc.	109	147,045
Ricoh Co. Ltd.	14,000	196,854
Rohm Co. Ltd.	2,200	121,008
Sankyo Co. Ltd.	1,000	50,115
Santen Pharmaceutical Co. Ltd.	1,000	25,421
Sanyo Electric Co. Ltd. (b)	30,000	50,491
Sapporo Hokuyo Holdings Inc.	5	25,030
Sapporo Holdings Ltd.	5,000	37,130
SBI Holdings Inc.	295	44,162
Secom Co. Ltd.	4,200	174,962
Sega Sammy Holdings Inc.	4,426	39,285
Seiko Epson Corp.	2,300	53,488
Sekisui Chemical Co. Ltd.	9,000	53,501
Sekisui House Ltd.	10,000	89,700
Seven & I Holdings Co. Ltd.	17,380	499,326
Sharp Corp.	21,000	229,468
Shikoku Electric Power Co. Inc.	3,700	92,931
Shimadzu Corp.	5,000	39,678
Shimamura Co. Ltd.	500	32,815
Shimano Inc.	1,200	40,732
Shimizu Corp.	10,000	46,354
Shin-Etsu Chemical Co. Ltd.	8,300	394,671
Shinko Electric Industries Co. Ltd.	700	6,358
Shinko Securities Co. Ltd.	10,000	28,236
Shinsei Bank Ltd.	31,000	95,350
Shionogi & Co. Ltd.	6,000	121,526
Shiseido Co. Ltd.	7,000	154,342
Shizuoka Bank Ltd.	13,000	124,677

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Showa Denko K.K.	26,000	$53,049
Showa Shell Sekiyu K.K.	3,400	33,115
SMC Corp.	1,200	125,025
Softbank Corp.	15,800	205,899
Sojitz Corp.	22,200	49,679
Sompo Japan Insurance Inc.	18,000	146,735
Sony Corp.	20,700	638,338
Sony Financial Holdings Inc.	15	58,530
Square Enix Co. Ltd.	800	23,396
Stanley Electric Co. Ltd.	3,200	46,944
SUMCO Corp.	2,300	34,796
Sumitomo Chemical Co. Ltd.	32,000	141,363
Sumitomo Corp.	23,600	220,043
Sumitomo Electric Industries Ltd.	15,500	165,121
Sumitomo Heavy Industries Ltd.	12,000	55,174
Sumitomo Metal Industries Ltd.	80,000	248,012
Sumitomo Metal Mining Co. Ltd.	11,000	110,239
Sumitomo Mitsui Financial Group Inc.	136	852,674
Sumitomo Realty & Development Co. Ltd.	8,000	174,230
Sumitomo Rubber Industries Ltd.	3,000	26,007
Sumitomo Trust & Banking Co. Ltd.	30,000	199,873
Suruga Bank Ltd.	4,000	46,559
Suzuken Co. Ltd.	1,180	35,615
Suzuki Motor Corp.	7,500	138,969
T&D Holdings Inc.	4,100	216,568
Taiheiyo Cement Corp.	17,000	24,136
Taisei Corp.	18,000	46,035
Taisho Pharmaceutical Co. Ltd.	3,000	59,502
Taiyo Nippon Sanso Corp.	7,000	55,455
Takashimaya Co. Ltd.	7,000	59,762
Takeda Pharmaceutical Co. Ltd.	16,800	845,890
Takefuji Corp.	2,250	29,280
TDK Corp.	2,600	130,223
Teijin Ltd.	18,000	52,804
Terumo Corp.	3,500	182,575
The Hachijuni Bank Ltd.	7,549	39,110
The Hiroshima Bank Ltd.	9,000	32,410
THK Co. Ltd.	2,200	33,366
Tobu Railway Co. Ltd.	17,000	82,432
Toho Co. Ltd.	2,200	45,198
Toho Gas Co. Ltd.	9,000	49,250
Toho Titanium Co. Ltd.	400	6,189
Tohoku Electric Power Co. Inc.	9,000	192,516
Tokai Rika Co. Ltd.	1,000	12,327
Tokio Marine Holdings Inc.	13,800	506,651
Tokuyama Corp.	5,000	28,113
Tokyo Broadcasting System Inc.	700	11,814
Tokyo Electric Power Co. Inc.	24,600	605,269
Tokyo Electron Ltd.	3,500	158,379
Tokyo Gas Co. Ltd.	47,000	196,106
Tokyo Steel Manufacturing Co. Ltd.	1,500	16,574
Tokyo Tatemono Co. Ltd.	6,000	27,474

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Tokyu Corp.	23,000	$107,696
Tokyu Land Corp.	9,000	33,454
TonenGeneral Sekiyu KK	5,000	41,066
Toppan Printing Co. Ltd.	11,000	85,786
Toray Industries Inc.	28,000	128,212
Toshiba Corp.	64,000	279,121
Tosoh Corp.	11,000	31,649
Toto Ltd.	6,000	43,383
Toyo Seikan Kaisha Ltd.	3,700	56,797
Toyo Suisan Kaisha Ltd.	2,000	50,702
Toyoda Gosei Co. Ltd.	1,200	20,389
Toyota Boshoku Corp.	1,000	10,738
Toyota Industries Corp.	3,700	93,375
Toyota Motor Corp.	55,900	2,389,865
Toyota Tsusho Corp.	4,500	58,957
Trend Micro Inc.	2,000	75,805
UBE Industries Ltd.	21,000	55,089
Unicharm Corp.	800	61,410
UNY Co. Ltd.	3,000	30,528
Ushio Inc.	2,000	32,953
USS Co. Ltd.	350	22,510
West Japan Railway Co.	36	152,997
Yahoo! Japan Corp.	320	101,396
Yakult Honsha Co. Ltd.	2,400	73,791
Yamada Denki Co. Ltd.	1,860	140,986
Yamaguchi Financial Group Inc.	4,000	48,815
Yamaha Corp.	3,700	62,168
Yamaha Motor Co. Ltd.	3,900	53,267
Yamato Holdings Co. Ltd.	8,000	89,601
Yamato Kogyo Co. Ltd.	800	27,079
Yamazaki Baking Co. Ltd.	2,000	23,863
Yaskawa Electric Corp.	5,000	28,471
Yokogawa Electric Corp.	3,900	24,763

		44,520,408

Netherlands (2.51%)
Aegon NV	29,226	258,571
Akzo Nobel NV	5,633	270,433
ASML Holding NV	8,669	151,504
Corio NV	822	57,728
Fugro NV	1,251	73,875
Heineken Holding NV	1,990	78,125
Heineken NV	5,196	208,761
ING Groep NV	39,541	847,672
Koninklijke Ahold NV	25,119	290,168
Koninklijke Boskalis Westminster NV CVA	917	42,808
Koninklijke DSM NV	2,896	136,980
Koninklijke KPN NV	36,739	530,583
Koninklijke Philips Electronics NV	20,992	569,567
Randstad Holding NV (b)	1,897	49,881
Reed Elsevier NV	12,702	188,434

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
SBM Offshore NV	2,616	$55,316
SNS Reaal	2,045	23,338
TNT NV	8,020	222,208
TomTom NV (b)	898	16,515
Unilever NV CVA	33,797	951,348
Wolters Kluwer - CVA	5,640	114,312

		5,138,127

New Zealand (0.09%)
Auckland International Airport Ltd.	19,700	25,705
Contact Energy Ltd.	4,623	24,475
Fletcher Building Ltd.	10,482	46,643
Sky City Entertainment Group Ltd.	9,824	24,061
Telecom Corp. of New Zealand Ltd.	37,895	70,101

		190,985

Norway (0.85%)
Acergy SA	4,181	42,266
Aker Solutions ASA	3,200	50,874
DnB NOR ASA	15,228	118,136
Frontline Ltd.	960	44,773
Norsk Hydro ASA	14,300	96,743
Orkla ASA	17,280	155,595
Petroleum Geo-Services ASA (b)	3,631	47,033
Renewable Energy Corp. AS (b)	3,150	58,390
SeaDrill Ltd.	5,850	118,992
StatoilHydro ASA	25,920	615,946
Storebrand ASA	8,646	50,184
Telenor ASA	17,065	212,501
Yara International ASA	3,924	139,655

		1,751,088

Portugal (0.29%)
Banco BPI SA	4,303	13,085
Banco Comercial Portugues SA - R	48,650	78,215
Banco Espirito Santo SA Reg.	4,429	54,918
Brisa	5,793	57,088
CIMPOR-Cimentos de Portugal SGPS SA	5,280	33,397
Energias de Portugal SA	37,540	157,549
Jeronimo Martins SGPS SA	4,129	34,877
Portugal Telecom SGPS SA	12,559	126,295
Sonae SGPS SA	11,939	8,975
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	3,423	25,010

		589,409

Singapore (1.15%)
Ascendas Real Estate Investment Trust	18,900	24,598
Capitacommercial Trust	11,000	10,228
Capitaland Ltd.	36,000	78,472

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Capitamall Trust	30,000	$46,978
City Developments Ltd.	12,000	73,411
Comfortdelgro Corp. Ltd.	43,000	44,591
Cosco Corp. Singapore Ltd.	22,000	23,611
DBS Group Holdings Ltd.	22,652	269,949
Fraser and Neave Ltd.	21,894	54,915
Genting International PLC (b)	45,000	14,250
Golden Agri-Resources Ltd.	103,000	22,581
Jardine Cycle & Carriage Ltd.	1,863	20,493
Keppel Corp. Ltd.	26,000	143,671
Keppel Land Ltd.	9,000	17,726
Neptune Orient Lines Ltd.	8,000	10,203
Noble Group Ltd.	28,400	26,288
Olam International Ltd.	21,798	27,801
Oversea-Chinese Banking Corp.	52,840	263,676
Parkway Holdings Ltd.	15,400	20,150
Sembcorp Industries Ltd.	18,220	40,958
Sembcorp Marine Ltd.	21,800	46,346
Singapore Airlines Ltd.	11,267	113,184
Singapore Exchange Ltd.	17,000	74,055
Singapore Press Holdings Ltd.	34,000	94,859
Singapore Technologies Engineering Ltd.	30,000	56,970
Singapore Telecommunications Ltd.	166,450	380,460
United Overseas Bank Ltd.	24,392	291,602
UOL Group Ltd.	5,639	9,973
Venture Corp. Ltd.	4,000	21,762
Wilmar International Ltd.	16,000	27,950

		2,351,711

Spain (4.19%)
Abertis Infraestructuras SA	5,518	107,357
Acciona SA	589	89,769
Acerinox SA	3,080	54,460
ACS Actividades de Construccion y Servicios SA	4,065	162,925
Banco Bilbao Vizcaya Argentaria SA	73,313	1,185,525
Banco de Sabadell SA	18,608	142,770
Banco Popular Espanol SA	16,924	197,514
Banco Santander SA	128,733	1,930,264
Bankinter SA	5,209	64,239
Cintra Concesiones de Infraestructuras de Transporte SA	3,998	46,434
Criteria Caixacorp SA	17,157	81,398
Enagas	3,281	70,751
Fomento de Construcciones y Contratas SA	821	36,662
Gamesa Corp Tecnologica SA	3,697	126,667
Gas Natural SDG SA	2,248	83,443
Gestevision Telecinco SA	2,014	20,584
Grifols SA	2,522	64,441
Grupo Ferrovial SA	1,278	58,005

	Shares	Value
Common Stocks (Cont.)
Spain (Cont.)
Iberdrola Renovables (b)	15,620	$68,252
Iberdrola SA	72,108	732,543
Iberia Lineas Aereas de Espana SA	8,355	20,113
Inditex SA	4,448	188,212
Indra Sistemas SA	2,428	57,356
Mapfre SA	13,427	58,695
Promotora de Infomaciones SA	1,117	7,422
Red Electrica Corporacion SA (b)	2,126	107,298
Repsol YPF SA	14,809	438,878
Sacyr Vallehermoso SA	1,702	27,771
Telefonica SA	88,417	2,102,342
Union Fenosa SA	7,716	188,640
Zardoya Otis SA	2,354	50,869

		8,571,599

Sweden (2.12%)
Alfa Laval AB	8,908	90,382
ASSA ABLOY AB Class B	6,742	81,643
Atlas Copco AB Class A	13,012	145,647
Atlas Copco AB Class B	6,442	65,088
Boliden AB	5,800	23,790
Electrolux AB Series B	5,534	64,742
Ericsson LM Class B	62,357	592,191
Getinge AB Class B	3,736	76,082
Hennes & Mauritz AB Class B	10,648	435,991
Holmen AB Class B	780	25,009
Husqvarna AB Class B	5,534	40,963
Investor AB B Shares	9,226	172,765
Lundin Petroleum AB (b)	3,010	24,562
Millicom International Cellular SA	1,300	87,495
Modern Times Group MTG AB Class B	727	25,778
Nordea Bank AB	43,342	517,458
Sandvik AB	20,614	214,363
Scania AB Class B	6,576	79,543
Securitas AB Class B	6,632	73,515
Skandinaviska Enskilda Banken AB Class A	9,823	148,612
Skanska AB Class B	8,198	93,311
SKF AB B Shares	8,379	107,045
SSAB Svenskt Stal AB Series A	4,187	65,008
SSAB Svenskt Stal AB Series B	2,051	27,623
Svenska Cellulosa AB B Shares	12,199	127,297
Svenska Handelsbanken AB A Shares	9,892	221,544
Swedbank AB - A Shares	6,800	88,900
Swedish Match AB	5,242	91,632
Tele2 AB Class B	6,180	69,398
TeliaSonera AB	45,390	257,952
Volvo AB Class B	22,350	198,522

		4,333,851

Switzerland (7.74%)
ABB Ltd. Reg. (b)	45,401	879,800

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Actelion Ltd. Reg. (b)	1,720	$88,629
Adecco SA Reg.	2,572	111,732
Aryzta AG (Swiss) (b)	739	29,910
Baloise Holding AG Reg.	1,017	68,029
Compagnie Financiere Richemont AG Class A	10,891	481,202
Credit Suisse Group AG Reg.	21,684	1,012,686
EFG International Reg.	665	19,199
Geberit AG Reg. (b)	780	95,658
Givaudan SA Reg.	129	106,773
Holcim Ltd.	4,418	318,322
Julius Baer Holding AG Reg.	4,501	223,837
Kuehne & Nagel International AG Reg.	1,139	75,997
Lindt & Spruengli AG	14	33,748
Logitech International SA (b)	3,067	68,641
Lonza Group AG Reg.	919	115,308
Nestle SA	80,982	3,499,843
Nobel Biocare Holding AG Reg.	2,315	77,433
Novartis AG	49,056	2,582,777
OC Oerlikon Corp. AG Reg. (b)	97	18,896
Pargesa Holding SA	481	40,903
Roche Holding AG	14,492	2,268,605
Schindler Holding AG	932	56,105
SGS SA	96	112,983
Sonova Holding AG Reg.	966	61,868
Straumann Holding AG	119	32,603
Sulzer AG Reg. (b)	640	67,177
Swiss Life Holding AG Reg. (b)	673	96,322
Swiss Reinsurance	7,270	403,525
Swisscom AG	495	147,518
Syngenta AG Reg.	2,168	457,436
Synthes Inc.	1,220	168,778
The Swatch Group AG Class B	663	122,380
The Swatch Group AG Reg. (b)	1,009	33,164
UBS AG Reg. (b)	60,603	1,035,853
Zurich Financial Services AG Reg.	3,020	836,300

		15,849,940

United Kingdom (21.15%)
3i Group PLC	7,767	98,344
Alliance & Leicester PLC	7,097	34,601
AMEC PLC	7,003	80,327
Anglo American PLC	27,251	920,529
Antofagasta PLC	7,711	56,014
Associated British Foods PLC	7,001	88,372
AstraZeneca PLC	29,835	1,305,565
Aviva PLC	54,669	475,523
BAE Systems PLC (b)	72,962	537,871
Balfour Beatty PLC	10,496	55,981
Barclays PLC	166,694	990,402
BG Group PLC	69,009	1,251,551
BHP Billiton PLC	51,617	1,169,341

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
BP PLC	387,631	$3,228,305
British Airways PLC	11,408	34,804
British American Tobacco PLC	31,160	1,017,290
British Energy Group PLC	20,667	280,839
British Land Co. PLC	10,771	142,566
British Sky Broadcasting Group PLC	23,394	174,050
BT Group PLC	160,366	464,909
Bunzl PLC	7,398	86,412
Burberry Group PLC	9,133	64,580
Cadbury PLC	27,245	275,554
Cairn Energy PLC (b)	2,615	97,604
Capita Group PLC	12,147	151,177
Carnival PLC	3,475	102,617
Carphone Warehouse Group PLC	6,679	20,628
Cattles PLC	562	783
Centrica PLC	76,573	430,858
Cobham PLC	20,365	68,755
Compass Group PLC	37,473	232,408
Daily Mail & General Trust Class A NV	5,336	30,262
Diageo PLC	52,681	898,710
Drax Group PLC	6,448	86,819
Enterprise Inns PLC	11,784	37,396
Eurasian Natural Resources Corp.	6,237	56,795
Experian PLC	21,172	140,316
FirstGroup PLC	10,020	94,860
Friends Provident PLC	45,366	77,159
G4S PLC	24,429	88,341
GKN PLC	13,265	47,115
GlaxoSmithKline PLC	112,633	2,439,934
Hammerson PLC	6,262	110,398
Hays PLC	30,718	43,690
HBOS PLC	107,067	242,911
Home Retail Group PLC	17,524	73,851
HSBC Holdings PLC	247,048	3,996,807
ICAP PLC	10,458	67,454
IMI PLC	5,962	40,227
Imperial Tobacco Group PLC	21,026	674,950
Inchcape PLC	7,447	24,824
InterContinental Hotels Group PLC	6,063	74,160
International Power PLC	30,916	198,832
Invensys PLC (b)	17,305	63,147
Investec PLC	7,093	38,755
ITV PLC	77,395	58,122
J Sainsbury PLC	22,467	140,903
Johnson Matthey PLC	4,480	107,524
Kazakhmys PLC	3,786	39,039
Kingfisher PLC	50,260	119,817
Ladbrokes PLC	11,348	37,626
Land Securities Group PLC	9,658	214,631
Legal & General Group PLC	124,394	221,154
Liberty International PLC	5,151	87,777
Lloyds TSB Group PLC	120,895	485,792
Logica PLC	30,231	58,046

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
London Stock Exchange Group PLC	3,342	$51,276
London Stock Exchange Group PLC Deferred Shares (b) (c)	3,964	0
Lonmin PLC	3,319	135,744
Man Group PLC	35,741	218,409
Marks & Spencer Group PLC	34,774	127,018
Meggitt PLC	13,065	43,378
Mondi PLC	7,165	33,440
National Express Group PLC	2,410	34,363
National Grid PLC	50,450	640,367
Next PLC	4,501	82,990
Old Mutual PLC	103,153	144,385
Pearson PLC	16,658	180,469
Persimmon PLC	5,386	38,134
Prudential PLC	51,170	466,568
Reckitt Benckiser Group PLC	12,527	607,370
Reed Elsevier PLC	23,034	229,367
Rentokil Intial PLC	36,225	44,944
Rexam PLC	12,872	91,454
Rio Tinto PLC	20,587	1,292,026
Rolls-Royce Group PLC (b)	36,961	223,798
Royal Bank of Scotland Group PLC (b)	340,205	1,097,473
Royal Dutch Shell PLC Class A	72,807	2,102,698
Royal Dutch Shell PLC Class B	56,158	1,577,637
SABMiller PLC	18,804	367,142
Sage Group PLC	27,438	95,269
Schroders PLC	1,750	32,284
Scottish & Southern Energy PLC	17,951	456,777
Segro PLC	7,972	59,066
Serco Group PLC	10,387	67,742
Severn Trent PLC	4,312	104,629
Shire Ltd.	10,738	168,665
Smith & Nephew PLC	18,655	197,024
Smiths Group PLC	8,052	144,870
Stagecoach Group PLC	11,526	51,485
Standard Chartered PLC	29,390	723,157
Standard Life PLC	43,440	185,351
Tate & Lyle PLC	8,919	61,273
Tesco PLC	160,783	1,118,244
The Berkeley Group Holdings PLC (b)	1,551	20,819
Thomas Cook Group PLC	8,460	33,569
Thomson Reuters PLC	4,128	92,240
Tomkins PLC	15,729	43,917
Tui Travel PLC	8,842	33,876
Tullow Oil PLC	15,100	193,058
Unilever PLC	26,331	715,962
United Business Media Ltd.	4,270	37,198
United Utilities Group PLC	14,296	177,413
United Utilities Group PLC Deferred Shares (b) (c)	18,501	0
Vedanta Resources PLC	2,857	59,884
Vodafone Group PLC	1,093,483	2,414,882

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Whitbread PLC	3,892	$73,207
William Hill PLC	7,600	31,550
William Morrison Supermarkets PLC	50,970	237,031
Wolseley PLC	13,638	103,084
WPP Group PLC	23,118	186,991
Xstrata PLC	12,882	401,462

		43,309,133

Total Common Stocks
(cost $200,954,028)		200,039,738

Preferred Stocks (0.40%) (a)
Germany (0.38%)
Bayerische Moteren Werke (BMW) AG PFD	800	24,406
Fresenius SE PFD	1,512	108,963
Henkel AG & Co. KGaA	3,810	138,974
Porsche Automobil Holding SE PFD	1,700	184,348
ProSiebenSat.1 Media AG	1,523	10,206
RWE AG-Non Voting PFD	640	45,788
Volkswagen AG PFD	2,207	274,760

		787,445

Italy (0.02%)
IFI - Istituto Finanziario Industriale SpA (b)	1,010	11,157
Unipol Gruppo Finanziario SpA	16,596	28,193

		39,350

Total Preferred Stocks
(cost $678,596)		826,795

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Principal amount	Value
Repurchase Agreement (1.46%)
State Street Bank & Trust Co. Repurchase Agreement, (d) 0.900%, agreement date 09/30/2008, to be purchased at $2,982,851 on 10/01/2008	$2,982,776	$2,982,776

Total Repurchase Agreement
(cost $2,982,776)		2,982,776

TOTAL INVESTMENTS (99.57%)
(cost $204,615,400)		203,849,309
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (0.43%)		874,525

NET ASSETS (100.0%)		$204,723,834

(a)	The Fund used values provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s Valuation Procedures, SFIMC determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 4.771%, a maturity date of September 1, 2035, and a market value of $3,044,772 as of September 30, 2008.

(e)	At September 30, 2008, cash has been pledged to cover, in whole or in part, initial margin requirements for open future contracts.

FDR - Fiduciary Depository Receipts

INTERNATIONAL INDEX FUND FOREIGN

CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$69,984,454	34.33%
Japanese Yen	44,520,408	21.84
British Pound	43,309,133	21.25
Swiss Franc	15,849,940	7.78
Australian Dollar	12,543,089	6.15
Swedish Krona	4,333,851	2.13
Hong Kong Dollar	4,111,340	2.02
United States Dollar	2,982,776	1.46
Singapore Dollar	2,351,711	1.15
Danish Krone	1,920,534	0.94
Norwegian Krone	1,751,088	0.86
New Zealand Dollar	190,985	0.09

Total Investments	203,849,309	100.00%

INTERNATIONAL INDEX FUND

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$53,059,376	25.91%
Industrials	22,558,587	11.02
Consumer Discretionary	20,235,785	9.88
Consumer Staples	18,837,372	9.20
Materials	17,392,738	8.50
Health Care	17,056,760	8.33
Energy	16,561,967	8.09
Utilities	13,299,985	6.50
Telecommunication Services	11,623,088	5.68
Information Techology	10,240,875	5.00

Total Stocks	200,866,533	98.11
Repurchase Agreement	2,982,776	1.46
Cash and Other Assets, Net of Liabilities	874,525	0.43

Net Assets	$204,723,834	100.00%

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

	Shares	Value
Registered Investment Companies (99.85%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (40.39%) (a)	6,411,968	$65,466,188
State Farm Mutual Fund Trust Equity Fund Institutional Shares (59.46%) (a)	16,534,046	96,393,489

Total Registered Investment Companies
(cost $193,266,204)		161,859,677

TOTAL INVESTMENTS (99.85%)
(cost $193,266,204)		161,859,677
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.15%)		246,406

NET ASSETS (100.00%)		$162,106,083

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (59.33%)
Aerospace/Defense (0.33%)
General Dynamics Corp.
4.250%, 05/15/2013	$1,000,000	$994,578

Agriculture, Foods, & Beverage (4.55%)
Kraft Foods Inc.
4.125%, 11/12/2009	1,000,000	992,599
WM Wrigley Jr. Co.
4.300%, 07/15/2010	1,000,000	987,316
ConAgra Inc.
7.875%, 09/15/2010	333,000	351,415
Kellogg Co.
6.600%, 04/01/2011	500,000	519,017
PepsiAmericas Inc.
5.625%, 05/31/2011	500,000	509,311
Hershey Co.
5.300%, 09/01/2011	500,000	513,906
General Mills Inc.
6.000%, 02/15/2012	500,000	509,653
Pepsico Inc.
5.150%, 05/15/2012	1,000,000	1,033,068
PepsiAmericas Inc.
5.750%, 07/31/2012	500,000	502,057
Bottling Group LLC
4.625%, 11/15/2012	500,000	491,982
Kellogg Co.
5.125%, 12/03/2012	500,000	498,574
Kraft Foods Inc.
6.000%, 02/11/2013	500,000	496,938
Pepsico Inc.
4.650%, 02/15/2013	500,000	507,472
HJ Heinz Co.
5.350%, 07/15/2013	1,000,000	980,934
Coca-Cola Bottling Co.
5.300%, 04/01/2015	500,000	471,778
Hershey Co.
5.450%, 09/01/2016	500,000	497,163
General Mills Inc.
5.700%, 02/15/2017	1,000,000	968,922
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	459,629
Coca-Cola Co.
5.350%, 11/15/2017	2,000,000	1,977,176
Kraft Foods Inc.
6.125%, 02/01/2018	500,000	468,389

		13,737,299

Automotive (0.33%)
Ford Motor Credit Co.
5.625%, 10/01/2008	500,000	500,000
Daimler Chrysler North America
6.500%, 11/15/2013	500,000	487,941

		987,941

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (4.10%)
Bank of New York
5.050%, 03/03/2009	$500,000	$503,765
Wells Fargo & Co.
4.200%, 01/15/2010	1,000,000	986,274
Bank of America Corp.
4.250%, 10/01/2010	1,000,000	957,099
Wells Fargo & Co.
4.875%, 01/12/2011	500,000	498,429
Bank of New York Mellon Corp.
4.950%, 01/14/2011	1,000,000	979,513
Wachovia Corp.
5.350%, 03/15/2011	500,000	421,483
Charter One Bank FSB
5.500%, 04/26/2011	1,000,000	1,029,163
Royal Bank of Canada
5.650%, 07/20/2011	500,000	513,251
Barclays Bank PLC
5.450%, 09/12/2012	1,000,000	997,138
Deutsche Bank AG London
5.375%, 10/12/2012	500,000	481,780
SunTrust Banks Inc.
5.250%, 11/05/2012	500,000	449,165
Wachovia Corp.
5.700%, 08/01/2013	500,000	393,802
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	443,168
US Bank NA
4.950%, 10/30/2014	500,000	484,377
Fifth Third Bank
4.750%, 02/01/2015	500,000	370,112
SunTrust Banks Inc.
5.000%, 09/01/2015	500,000	401,445
Wachovia Bank NA
5.600%, 03/15/2016	500,000	296,337
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	462,973
Wachovia Corp.
5.750%, 06/15/2017	500,000	375,234
Deutsche Bank AG London
6.000%, 09/01/2017	1,000,000	944,767
Suntrust Banks Inc.
6.000%, 09/11/2017	500,000	407,180

		12,396,455

Building Materials & Construction (2.00%)
Lafarge SA
6.150%, 07/15/2011	500,000	490,880
CRH America Inc.
5.625%, 09/30/2011	500,000	487,227
Cooper Industries Inc.
5.250%, 11/15/2012	1,000,000	1,011,735

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Building Materials & Construction (Cont.)
Hanson Australia Funding
5.250%, 03/15/2013	$500,000	$467,445
Leggett & Platt Inc.
4.700%, 04/01/2013	500,000	492,547
CRH America Inc.
5.300%, 10/15/2013	1,000,000	911,380
Masco Corp.
4.800%, 06/15/2015	500,000	417,035
Hanson PLC
6.125%, 08/15/2016	1,000,000	917,896
CRH America Inc.
6.000%, 09/30/2016	500,000	430,890
Masco Corp.
5.850%, 03/15/2017	500,000	421,990

		6,049,025

Chemicals (1.95%)
Air Products & Chemicals Inc.
4.125%, 12/01/2010	1,000,000	997,054
E.I. du Pont de Nemours and Co.
5.000%, 01/15/2013	500,000	494,090
4.125%, 03/06/2013	500,000	476,888
Rohm & Haas Co.
5.600%, 03/15/2013	500,000	490,745
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	500,000	483,176
Praxair Inc.
5.375%, 11/01/2016	1,000,000	980,876
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	464,625
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	488,063
PPG Industries Inc.
7.400%, 08/15/2019	500,000	531,971
The Dow Chemical Co.
7.375%, 11/01/2029	500,000	484,659

		5,892,147

Commercial Service/Supply (1.43%)
RR Donnelley & Sons Co.
4.950%, 05/15/2010	500,000	493,558
Dun & Bradstreet Corp.
5.500%, 03/15/2011	500,000	504,247
RR Donnelley & Sons Co.
5.625%, 01/15/2012	500,000	482,434
Pitney Bowes Inc.
4.625%, 10/01/2012	500,000	500,450
RR Donnelley & Sons Co.
4.950%, 04/01/2014	1,000,000	886,457
Pitney Bowes Inc.
4.875%, 08/15/2014	500,000	487,351
5.750%, 09/15/2017	500,000	488,720

	Principal amount	Value
Corporate Bonds (Cont.)
Commercial Service/Supply (Cont.)
Cintas Corp. No. 2
6.125%, 12/01/2017	$500,000	$487,827

		4,331,044

Computers (0.50%)
International Business Machines Corp.
4.250%, 09/15/2009	500,000	504,423
4.950%, 03/22/2011	500,000	512,865
5.700%, 09/14/2017	500,000	484,339

		1,501,627

Consumer & Marketing (3.26%)
The Procter & Gamble Co.
3.500%, 12/15/2008	500,000	499,367
Clorox Co.
4.200%, 01/15/2010	500,000	494,181
Newell Rubbermaid Inc.
4.000%, 05/01/2010	500,000	491,685
Avon Products Inc.
5.125%, 01/15/2011	500,000	499,065
Whirlpool Corp.
6.125%, 06/15/2011	1,000,000	1,023,429
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	489,373
Clorox Co.
5.450%, 10/15/2012	1,000,000	996,407
Avery Dennison Corp.
4.875%, 01/15/2013	500,000	476,989
The Procter & Gamble Co.
4.950%, 08/15/2014	1,000,000	1,010,544
Clorox Co.
5.000%, 01/15/2015	500,000	465,945
Black & Decker Corp.
5.750%, 11/15/2016	500,000	453,684
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	951,910
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	500,791
Danaher Corp.
5.625%, 01/15/2018	500,000	496,212
Kimberly-Clark Corp.
6.250%, 07/15/2018	1,000,000	1,007,885

		9,857,467

Electronic/Electrical Mfg. (0.91%)
Emerson Electric Co.
7.125%, 08/15/2010	315,000	335,046
General Electric Co.
5.000%, 02/01/2013	500,000	460,509
Public Service of Colorado
4.875%, 03/01/2013	500,000	493,140

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Mfg. (Cont.)
Emerson Electric Co.
4.500%, 05/01/2013	$500,000	$492,875
4.750%, 10/15/2015	1,000,000	965,744

		2,747,314

Financial Services (5.00%)
Caterpillar Financial Services Corp.
4.500%, 06/15/2009	500,000	497,098
Household Finance Corp.
4.125%, 11/16/2009	1,000,000	966,854
Citigroup Inc.
4.125%, 02/22/2010	1,000,000	922,868
SLM Corp.
4.500%, 07/26/2010	1,000,000	760,000
John Deere Capital Corp.
4.875%, 10/15/2010	1,000,000	1,005,511
General Electric Capital Corp.
4.875%, 10/21/2010	1,000,000	968,129
American Express Credit
5.000%, 12/02/2010	1,000,000	933,683
Household Finance Corp.
5.250%, 01/14/2011	500,000	491,269
SLM Corp.
5.450%, 04/25/2011	500,000	350,000
John Deere Capital Corp.
5.650%, 07/25/2011	500,000	511,245
American Express Co.
5.250%, 09/12/2011	500,000	465,994
AMB Property L.P.
6.300%, 06/01/2013	1,000,000	967,380
HSBC Finance Corp.
5.250%, 01/15/2014	500,000	465,961
JPMorgan Chase & Co.
5.375%, 01/15/2014	500,000	487,770
Citigroup Inc.
5.125%, 05/05/2014	500,000	410,899
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	451,613
Verizon Global Funding Corp.
4.900%, 09/15/2015	500,000	447,415
Citigroup Inc.
5.300%, 01/07/2016	500,000	402,820
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	463,023
General Electric Capital Corp.
5.400%, 02/15/2017	500,000	439,404
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	471,076
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,000,000	916,587
ProLogis
6.625%, 05/15/2018	500,000	429,433

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
Simon Property Group Inc.
6.125%, 05/30/2018	$1,000,000	$885,801

		15,111,833

Forest Products & Paper (0.49%)
MeadWestvaco Corp.
6.850%, 04/01/2012	500,000	501,041
International Paper Co.
5.250%, 04/01/2016	500,000	424,836
Willamette Industries Inc.
9.000%, 10/01/2021	500,000	542,477

		1,468,354

Health Care (6.52%)
Abbott Laboratories
3.500%, 02/17/2009	500,000	498,914
Amgen Inc.
4.000%, 11/18/2009	500,000	495,281
Genentech Inc.
4.400%, 07/15/2010	1,000,000	1,008,331
Medtronic Inc.
4.375%, 09/15/2010	500,000	510,293
Abbott Laboratories
5.600%, 05/15/2011	750,000	775,145
Johnson & Johnson
5.150%, 08/15/2012	500,000	519,992
AstraZeneca PLC
5.400%, 09/15/2012	500,000	502,345
Merck & Co. Inc.
4.375%, 02/15/2013	500,000	493,192
Wyeth
5.500%, 03/15/2013	500,000	505,282
Becton Dickinson & Co.
4.550%, 04/15/2013	500,000	487,408
Johnson & Johnson
3.800%, 05/15/2013	1,000,000	982,101
Schering-Plough Corp.
5.550%, 12/01/2013	1,000,000	967,037
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,003,613
GlaxoSmithKline
4.375%, 04/15/2014	1,000,000	948,656
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,011,334
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	935,000
Amgen Inc.
4.850%, 11/18/2014	500,000	479,104
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	491,403
Baxter International Inc.
4.625%, 03/15/2015	1,000,000	958,633

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Medtronic Inc.
4.750%, 09/15/2015	$500,000	$488,472
Abbott Laboratories
5.875%, 05/15/2016	750,000	748,191
Baxter International Inc.
5.900%, 09/01/2016	500,000	501,888
Eli Lilly & Co.
5.200%, 03/15/2017	2,000,000	1,942,258
Wyeth
5.450%, 04/01/2017	500,000	483,193
Amgen Inc.
5.850%, 06/01/2017	500,000	479,958
Johnson & Johnson
5.550%, 08/15/2017	500,000	508,363
AstraZeneca PLC
5.900%, 09/15/2017	500,000	492,317
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	468,871

		19,686,575

Machinery & Manufacturing (4.97%)
3M Co.
5.125%, 11/06/2009	2,000,000	2,028,822
United Technologies Corp.
4.375%, 05/01/2010	500,000	508,431
Deere & Co.
7.850%, 05/15/2010	500,000	528,025
Johnson Controls Inc.
5.250%, 01/15/2011	1,000,000	1,011,505
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	497,204
Covidien International
5.450%, 10/15/2012	500,000	490,860
Goodrich Corp.
7.625%, 12/15/2012	500,000	541,054
Parker Hannifin Corp.
4.875%, 02/15/2013	500,000	496,168
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	500,000	504,372
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	743,324
United Technologies Corp.
4.875%, 05/01/2015	1,000,000	984,899
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	909,162
Thermo Electron Corp.
5.000%, 06/01/2015	500,000	462,985
Dover Corp.
4.875%, 10/15/2015	1,000,000	952,147
Honeywell International Inc.
5.400%, 03/15/2016	1,000,000	983,346

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Caterpillar Inc.
5.700%, 08/15/2016	$500,000	$492,366
Eaton Corp.
5.300%, 03/15/2017	1,000,000	933,349
Honeywell International Inc.
5.300%, 03/15/2017	500,000	476,092
Cooper U.S. Inc.
6.100%, 07/01/2017	500,000	505,679
Covidien International
6.000%, 10/15/2017	500,000	493,997
United Technologies Corp.
5.375%, 12/15/2017	500,000	483,312

		15,027,099

Media & Broadcasting (1.89%)
Knight-Ridder Inc.
9.875%, 04/15/2009	11,000	10,560
New York Times Co.
4.500%, 03/15/2010	500,000	482,791
Gannett Co.
5.750%, 06/01/2011	1,000,000	969,859
The Walt Disney Co.
5.700%, 07/15/2011	1,000,000	1,030,069
Thomson Corp.
5.700%, 10/01/2014	1,000,000	993,746
Knight-Ridder Inc.
4.625%, 11/01/2014	1,000,000	351,440
New York Times Co.
5.000%, 03/15/2015	500,000	375,821
The Walt Disney Co.
5.625%, 09/15/2016	1,000,000	988,582
McGraw-Hill Companies Inc.
5.900%, 11/15/2017	500,000	495,496

		5,698,364

Mining & Metals (1.62%)
BHP Billiton Finance Ltd.
5.000%, 12/15/2010	500,000	503,119
5.125%, 03/29/2012	500,000	493,093
BHP Finance USA
4.800%, 04/15/2013	500,000	480,038
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	930,865
Alcan Inc.
5.000%, 06/01/2015	1,000,000	921,375
Alcoa Inc.
5.550%, 02/01/2017	500,000	446,630
BHP Billiton Finance Ltd.
5.400%, 03/29/2017	500,000	461,942

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (Cont.)
Alcoa Inc.
5.870%, 02/23/2022	$750,000	$646,048

		4,883,110

Oil & Gas (3.07%)
BP Capital Markets PLC
4.875%, 03/15/2010	1,000,000	1,026,547
Phillips Petroleum Co.
8.750%, 05/25/2010	500,000	537,022
Shell International Finance
5.625%, 06/27/2011	1,500,000	1,581,750
Marathon Oil Corp.
6.125%, 03/15/2012	500,000	508,291
ConocoPhillips Canada
5.300%, 04/15/2012	500,000	506,497
National Fuel Gas Co.
5.250%, 03/01/2013	500,000	481,137
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,000,000	919,115
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	485,696
Apache Corp.
5.625%, 01/15/2017	500,000	469,823
Shell International Finance
5.200%, 03/22/2017	500,000	493,765
Canadian National Resources
5.700%, 05/15/2017	500,000	437,095
Weatherford International Inc.
6.350%, 06/15/2017	500,000	462,765
EOG Resources Inc.
5.875%, 09/15/2017	500,000	470,144
Husky Energy Inc.
6.200%, 09/15/2017	500,000	454,359
Encana Corp.
5.900%, 12/01/2017	500,000	446,239

		9,280,245

Retailers (5.05%)
Safeway Inc.
4.125%, 11/01/2008	1,000,000	998,297
May Department Stores Co.
4.800%, 07/15/2009	1,000,000	977,365
CVS Corp.
4.000%, 09/15/2009	1,000,000	980,647
Home Depot Inc.
3.750%, 09/15/2009	1,000,000	976,678
Wal-Mart Stores Inc.
4.125%, 07/01/2010	1,000,000	1,019,629
Home Depot Inc.
4.625%, 08/15/2010	500,000	489,565
Safeway Inc.
4.950%, 08/16/2010	500,000	500,346

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Albertson’s Inc.
7.500%, 02/15/2011	$500,000	$500,000
Home Depot Inc.
5.200%, 03/01/2011	500,000	487,068
CVS Corp.
5.750%, 08/15/2011	500,000	507,380
Costco Wholesale Corp.
5.300%, 03/15/2012	1,000,000	1,023,075
Lowe’s Companies Inc.
5.600%, 09/15/2012	500,000	509,966
Wal-Mart Stores Inc.
4.550%, 05/01/2013	1,000,000	997,955
McDonald’s Corp.
4.125%, 06/01/2013	1,000,000	973,003
Walgreen Co.
4.875%, 08/01/2013	500,000	499,845
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	961,520
Target Corp.
5.875%, 07/15/2016	1,000,000	983,281
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	479,255
McDonald’s Corp.
5.300%, 03/15/2017	500,000	483,145
Target Corp.
5.375%, 05/01/2017	500,000	458,547
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	467,246

		15,273,813

Telecom & Telecom Equipment (2.61%)
GTE North Inc.
5.650%, 11/15/2008	500,000	500,500
Vodafone Group PLC
7.750%, 02/15/2010	500,000	515,340
Deutsche Telekom International Finance
8.000%, 06/15/2010	500,000	519,040
Verizon Communications
5.350%, 02/15/2011	1,000,000	1,004,870
Cisco Systems Inc.
5.250%, 02/22/2011	1,000,000	1,020,833
Vodafone Group PLC
5.500%, 06/15/2011	500,000	495,320
Telstra Corp. Ltd.
6.375%, 04/01/2012	500,000	516,520
Alltel Corp.
7.000%, 07/01/2012	500,000	488,750
Telefonica Emisiones SAU
5.855%, 02/04/2013	1,000,000	962,160
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	937,830

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
SBC Communications Inc.
5.625%, 06/15/2016	$1,000,000	$926,110

		7,887,273

Utilities & Energy (8.75%)
Duke Energy Corp.
4.500%, 04/01/2010	500,000	503,490
Progress Energy Florida
4.500%, 06/01/2010	500,000	503,845
Commonwealth Edison Co.
4.740%, 08/15/2010	500,000	496,505
Puget Sound Energy Inc.
7.690%, 02/01/2011	500,000	521,949
Reliant Energy
7.750%, 02/15/2011	500,000	513,710
Appalachian Power Co.
5.550%, 04/01/2011	500,000	493,995
Commonwealth Edison Co.
5.400%, 12/15/2011	500,000	488,840
Oncor Electric Delivery
6.375%, 05/01/2012	500,000	479,190
Tampa Electric Co.
6.875%, 06/15/2012	500,000	515,500
Appalachian Power Co.
5.650%, 08/15/2012	500,000	489,360
Northern States Power Co.
8.000%, 08/28/2012	500,000	545,650
Southern California Gas
4.800%, 10/01/2012	500,000	495,600
Georgia Power Co.
5.125%, 11/15/2012	200,000	199,982
Virginia Electric & Power
5.100%, 11/30/2012	500,000	489,425
MidAmerican Energy Co.
5.125%, 01/15/2013	1,000,000	977,370
Florida Power Corp.
4.800%, 03/01/2013	500,000	493,035
Peoples Gas Light & Coke Co.
4.625%, 05/01/2013	500,000	480,025
Wisconsin Electric Power
4.500%, 05/15/2013	1,000,000	943,070
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	480,880
PSI Energy
5.000%, 09/15/2013	1,000,000	946,390
NSTAR Electric Co.
4.875%, 04/15/2014	1,000,000	962,440
Union Electric Co.
5.500%, 05/15/2014	500,000	475,055
Atmos Energy Corp.
4.950%, 10/15/2014	1,000,000	901,621

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Union Electric Co.
4.750%, 04/01/2015	$500,000	$445,086
Commonwealth Edison Co.
4.700%, 04/15/2015	500,000	450,840
Southwestern Electric Power
5.375%, 04/15/2015	500,000	461,040
San Diego Gas & Electric
5.300%, 11/15/2015	500,000	485,699
Consolidated Edison Co. NY
5.375%, 12/15/2015	1,000,000	953,960
Virginia Electric & Power
5.400%, 01/15/2016	500,000	469,125
Ohio Power Co.
6.000%, 06/01/2016	500,000	477,080
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	472,205
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	451,844
Consolidated Edison Co. NY
5.300%, 12/01/2016	500,000	461,670
Georgia Power Co.
5.700%, 06/01/2017	500,000	487,469
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	905,767
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	470,500
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	906,196
Union Electric Co.
6.400%, 06/15/2017	500,000	476,725
Florida Power Corp.
5.800%, 09/15/2017	500,000	488,575
Virginia Electric & Power
5.950%, 09/15/2017	500,000	475,845
NSTAR Electric Co.
5.625%, 11/15/2017	500,000	481,007
Pacific Gas & Electric
5.625%, 11/30/2017	500,000	472,580
Equitable Resources Inc.
5.150%, 03/01/2018	500,000	430,000
Southern California Gas
5.450%, 04/15/2018	500,000	482,876
Pacificorp
5.650%, 07/15/2018	500,000	473,510
San Diego Gas & Electric
6.000%, 06/01/2026	500,000	463,143

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Northern States Power Co.
6.200%, 07/01/2037	$1,000,000	$913,090

		26,452,759

Total Corporate Bonds
(cost $186,039,902)		179,264,322

Taxable Municipal Bonds (0.32%)
Illinois State
3.850%, 06/01/2013	1,000,000	969,940

Total Taxable Municipal Bonds
(cost $998,973)		969,940

Foreign Government Bonds (0.17%)
Province of Ontario
5.500%, 10/01/2008	500,000	500,000

Total Foreign Government Bonds
(cost $500,000)		500,000

Commercial Mortgage-Backed Securities (2.92%)
Agency Notes & Bonds (2.92%)
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A4
4.367%, 03/15/2036	2,000,000	1,789,764
Morgan Stanley Capital Series 2006- T23 Class A4
5.984%,08/12/2041	2,000,000	1,810,536
Bear Stearns Commercial Mortgage Securities Series 2007 - T26 Class A4
5.471%, 01/12/2045	2,000,000	1,694,460
Morgan Stanley Capital Series 2004- T13 Class A4
4.660%, 09/13/2045	2,000,000	1,847,796
Morgan Stanley Capital Series 2007- T25 Class A3
5.514%, 11/12/2049	2,000,000	1,692,456

		8,835,012

Total Commercial Mortgage-Backed Securities
(cost $9,694,427)		8,835,012

Government Agency Securities (29.48%) (a)
Agency Notes & Bonds (6.88%)
Federal Home Loan Mortgage Corp.
6.625%, 09/15/2009	1,000,000	1,032,391
4.500%, 07/15/2013	1,500,000	1,536,711

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Notes & Bonds (Cont.)
5.200%, 03/05/2019	$2,000,000	$1,981,506
5.300%, 05/12/2020	3,000,000	2,949,429
Federal National Mortgage Association
6.625%, 11/15/2010	1,000,000	1,071,020
4.375%, 09/15/2012	1,500,000	1,530,354
5.550%, 02/16/2017	5,000,000	5,094,515
5.500%, 05/10/2027	5,000,000	4,978,625
7.125%, 01/15/2030	500,000	631,950

		20,806,501

Mortgage-Backed Securities (22.60%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	504,536	505,315
5.000%, 09/01/2018	424,377	426,148
5.000%, 09/01/2018	404,653	405,278
5.500%, 11/01/2018	417,179	423,244
4.500%, 11/01/2018	945,385	930,301
5.000%, 01/01/2019	416,566	415,908
5.000%, 04/01/2019	442,490	441,791
4.500%, 05/01/2019	513,974	504,167
4.000%, 05/01/2019	585,863	560,587
5.500%, 06/01/2019	709,034	717,570
5.000%, 01/01/2020	532,741	531,899
5.500%, 04/01/2020	561,938	567,123
5.500%, 07/01/2020	1,114,915	1,128,339
6.000%, 07/01/2021	1,254,038	1,277,350
6.000%, 11/01/2028	64,410	65,746
6.500%, 06/01/2029	95,826	99,204
7.500%, 12/01/2030	3,457	3,685
7.000%, 07/01/2031	10,674	11,222
6.500%, 09/01/2031	17,759	18,368
6.000%, 11/01/2032	265,417	270,094
6.000%, 12/01/2032	126,886	129,122
5.500%, 05/01/2033	1,689,596	1,685,659
5.500%, 07/01/2033	1,250,499	1,247,585
5.000%, 08/01/2033	1,173,869	1,147,134
5.500%, 03/01/2034	524,727	523,012
5.000%, 04/01/2034	1,026,238	1,001,904
6.000%, 07/01/2034	1,391,642	1,413,123
5.000%, 05/01/2035	1,448,662	1,413,406
5.500%, 05/01/2035	1,394,951	1,389,522
4.500%, 08/01/2035	824,772	781,502
5.000%, 10/01/2035	1,286,369	1,255,062
6.500%, 08/01/2036	1,272,532	1,306,460
5.500%, 10/01/2037	1,804,921	1,796,768
6.000%, 01/01/2038	1,839,300	1,863,667
6.000%, 01/01/2038	902,274	914,228
Federal National Mortgage Association
6.000%, 09/01/2013	142,408	145,769
5.500%, 12/01/2016	98,401	100,263
5.500%, 01/01/2017	47,110	48,001
5.500%, 01/01/2017	382,368	389,601

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
6.500%, 01/01/2017	$44,898	$46,681
5.500%, 02/01/2017	353,344	360,027
5.000%, 03/01/2017	345,832	347,402
6.000%, 04/01/2017	56,783	58,106
5.500%, 01/01/2018	210,314	214,095
5.000%, 02/01/2018	467,276	469,398
5.000%, 05/01/2018	366,375	367,874
5.000%, 05/01/2018	720,873	723,245
5.000%, 05/01/2018	755,449	757,935
4.500%, 05/01/2018	905,129	891,818
4.500%, 05/01/2018	889,377	876,298
4.500%, 03/01/2019	536,226	528,287
5.500%, 10/01/2019	957,482	970,506
5.000%, 11/01/2019	981,987	982,149
4.500%, 12/01/2019	572,751	562,538
5.000%, 06/01/2020	917,369	914,653
4.500%, 09/01/2020	1,003,481	981,198
5.000%, 05/01/2021	1,396,347	1,389,776
5.500%, 05/01/2021	693,475	700,090
4.500%, 04/01/2023	966,115	942,246
7.500%, 09/01/2029	48,469	52,451
8.000%, 03/01/2030	12,222	13,241
6.500%, 05/01/2030	85,597	88,604
6.500%, 08/01/2031	23,894	24,711
7.000%, 08/01/2031	4,494	4,724
6.500%, 10/01/2031	55,210	57,097
6.000%, 11/01/2031	42,473	43,275
7.000%, 01/01/2032	65,034	68,360
6.000%, 03/01/2032	67,315	68,585
6.500%, 03/01/2032	32,318	33,423
6.500%, 04/01/2032	203,947	210,728
7.000%, 04/01/2032	55,428	58,248
6.500%, 05/01/2032	570,092	592,956
6.000%, 05/01/2032	57,393	58,441
6.500%, 06/01/2032	79,810	82,464
7.000%, 06/01/2032	105,678	111,055
7.000%, 06/01/2032	77,406	81,344
6.500%, 07/01/2032	179,059	185,013
6.000%, 08/01/2032	291,291	296,606
6.500%, 10/01/2032	342,981	354,384
5.500%, 10/01/2032	1,030,590	1,031,409
6.000%, 11/01/2032	331,859	337,915
6.000%, 01/01/2033	216,108	220,052
5.500%, 03/01/2033	346,313	346,372
5.500%, 03/01/2033	825,129	825,269
6.000%, 04/01/2033	537,094	546,561
5.000%, 05/01/2033	546,963	534,678
5.000%, 05/01/2033	641,133	626,732
5.000%, 08/01/2033	1,108,748	1,083,843
5.500%, 10/01/2033	801,849	801,985
5.000%, 03/01/2034	1,730,397	1,691,529
5.500%, 05/01/2034	1,069,572	1,068,752
6.000%, 07/01/2034	607,558	617,316

	Shares or principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
5.500%, 12/01/2034	$1,456,318	$1,455,201
5.500%, 04/01/2035	1,225,506	1,223,800
5.500%, 07/01/2035	1,693,996	1,691,638
5.000%, 07/01/2035	1,437,296	1,402,765
5.000%, 10/01/2035	1,152,542	1,124,853
5.000%, 11/01/2035	807,236	787,842
6.000%, 08/01/2036	2,020,445	2,048,790
6.000%, 12/01/2037	843,069	854,849
5.500%, 02/01/2038	1,877,142	1,873,356
Government National Mortgage Association
6.000%, 05/15/2017	195,826	202,406
6.500%, 06/15/2028	96,417	99,226
6.000%, 11/15/2028	93,797	95,677
6.500%, 03/15/2029	115,837	119,307
7.000%, 06/15/2029	52,088	54,881
7.500%, 08/20/2030	21,159	22,718
6.000%, 01/15/2032	58,063	59,136
5.500%, 10/15/2033	725,878	728,630
5.000%, 11/20/2033	971,698	950,518
6.000%, 12/20/2033	323,181	328,385

		68,281,550

Total Government Agency Securities
(cost $89,351,471)		89,088,051

U.S. Treasury Obligations (1.37%)
U.S. Treasury Bonds
7.500%, 11/15/2016	500,000	628,359
8.125%, 08/15/2019	750,000	1,006,582
6.250%, 08/15/2023	1,000,000	1,200,703
6.875%, 08/15/2025	1,000,000	1,290,391

Total U.S. Treasury Obligations
(cost $3,647,040)		4,126,035

Short-term Investments (5.63%)
HSBC Finance Corp.
2.500%, 10/02/2008	5,000,000	4,999,653
JPMorgan U.S. Government Money Market Fund	12,006,079	12,006,079

Total Short-term Investments
(cost $17,005,732)		17,005,732

TOTAL INVESTMENTS (99.22%)
(cost $307,237,545)		299,789,092
OTHER ASSETS, NET OF LIABILITIES (0.78%)		2,366,329

NET ASSETS (100.00%)		$302,155,421

(a)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (99.24%) (b)
Alabama (0.83%)
City of Trussville, Alabama, General Obligation Warrants, Series 2006-A	5.000%	10/01/2022	A1	$1,000,000	$973,500

Arizona (1.38%)
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aaa	885,000	828,475
City of Scottsdale, Arizona, General Obligation Bonds, Projects of 2000 and 2004, Series 2008	4.250%	07/01/2025	Aaa	900,000	789,777

					1,618,252

California (14.67%)
Department of Water and Power of the City of Los Angeles, California, Power System Revenue Bonds, 2001 Series A, Subseries A-1	5.250%	07/01/2015	Aa3	1,500,000	1,558,860
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	Aa3	900,000	930,690
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2017	Aa3	1,395,000	1,443,239
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2018	Aa3	1,500,000	1,546,335
State of California, General Obligation Bonds	5.250%	02/01/2019	A1	2,200,000	2,244,154
State of California, Various Purpose General Obligation Bonds (Prerefunded to 02-01-2012 @ 100) (c)	5.000%	02/01/2019	A1	550,000	585,106
Grossmont Healthcare District, San Diego County, California, General Obligation Bonds, 2006 Election, 2007 Series A	5.000%	07/15/2020	Aa3	1,000,000	1,002,040
City of Napa (Napa County California) Water Revenue Bonds, Series 2007 (Water System Improvement Projects)	4.500%	05/01/2022	Aa3	560,000	502,186
State of California, Various Purpose General Obligation Bonds	5.000%	11/01/2022	A1	600,000	581,694
Santa Barbara County, California, Santa Barbara Schools Financing Authority, 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2024	Aa3	1,000,000	910,100
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2025	AA-	885,000	765,764
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A	5.000%	08/01/2025	Aa3	1,195,000	1,136,851
State of California, Various Purpose General Obligation Bonds	5.500%	03/01/2026	A1	1,300,000	1,300,871
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2026	AA-	930,000	798,340
Placentia-Yorba Linda Unified School District, (Orange County, California), General Obligation Bonds, 2002 Election, Series C	5.000%	08/01/2029	Aa3	1,000,000	933,300
Santa Clara Unified School District, (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	5.000%	07/01/2030	AA	1,000,000	928,160

					17,167,690

Colorado (2.08%)
Arapahoe County Water & Wastewater Public Improvement District (In Arapahoe County, Colorado) General Obligation Project Bonds, Series 2002A	5.750%	12/01/2018	A2	1,320,000	1,401,431
El Paso County School District No. 2 - Harrison El Paso County Colorado, General Obligation Refunding Bonds Series 2007	4.375%	12/01/2020	Aaa	415,000	392,747
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2022	Aaa	675,000	644,686

					2,438,864

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Connecticut (0.24%)
Town of Clinton, Connecticut, General Obligation Bonds (Prerefunded to 01-15-2012 @ 100) (c)	5.000%	01/15/2021	Aa3	$265,000	$280,847

Delaware (2.34%)
The Delaware River and Bay Authority, Revenue Bonds, Refunding Series 2005	5.000%	01/01/2021	A1	1,625,000	1,617,525
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A	5.000%	12/01/2028	A1	1,170,000	1,125,353

					2,742,878

Florida (3.17%)
City of Palm Bay, Florida, Utility System Improvement Revenue Bonds, Series 2005A	5.000%	10/01/2026	A-	1,350,000	1,227,717
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.500%	06/01/2027	A2	1,000,000	848,810
City of Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Series 2007	5.000%	10/01/2027	Aa2	1,700,000	1,635,451

					3,711,978

Georgia (0.84%)
Upper Oconee Basin Water Authority, Georgia, Revenue Refunding Bonds, Series 2005	5.000%	07/01/2023	A1	1,000,000	976,480

Idaho (2.45%)
Joint School District Number 2 (Meridian) Ada and Canyon Counties, Idaho General Obligation School Bonds, Series 2002	5.125%	07/30/2019	AA-	500,000	515,445
Nampa School District Number 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.875%	08/15/2020	A	1,000,000	1,010,950
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.750%	08/01/2024	Aaa	1,430,000	1,338,308

					2,864,703

Illinois (0.89%)
State of Illinois, General Obligation Bonds, First Series of December 2000	5.750%	12/01/2017	Aa3	1,000,000	1,038,980

Indiana (1.21%)
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	01/10/2020	A2	1,410,000	1,417,614

Iowa (1.98%)
Des Moines, Iowa, General Obligation Bonds, Series 2004D (Urban Renewal)	5.000%	06/01/2022	Aa2	500,000	501,070
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (The State University of Iowa)	4.750%	07/01/2028	Aa2	2,025,000	1,818,835

					2,319,905

Kansas (7.00%)
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2019	Aa3	730,000	742,899
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2020	Aa2	820,000	783,387
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds, Series 2001	4.800%	11/01/2020	Aaa	1,000,000	1,003,650
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2021	Aa3	245,000	244,983

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (Cont.)
Unified School District No. 512, Johnson County, Kansas (Shawnee Mission), General Obligation School Bonds, Series 2005-C	5.000%	10/01/2025	Aa1	$1,000,000	$968,840
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2027	Aaa	2,340,000	2,168,759
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2028	Aaa	2,460,000	2,277,148

					8,189,666

Louisiana (0.73%)
State of Louisiana, General Obligation Match Bonds, Series 2006-B	5.000%	07/15/2025	A1	900,000	859,356

Maine (0.81%)
Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2004	5.250%	07/01/2030	Aaa	1,000,000	948,990

Maryland (1.98%)
Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,250,000	1,318,413
Washington Suburban Sanitary District, Maryland, Water Supply Bonds of 2005	5.000%	06/01/2023	Aaa	1,000,000	1,000,490

					2,318,903

Massachusetts (0.91%)
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2020	Aa2	1,000,000	1,061,090

Michigan (1.48%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2000 School Building and Site Bonds (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2010 @ 100) (c)	5.250%	05/01/2019	Aa2	175,000	182,341
State of Michigan, General Obligation Bonds, Environmental Protection Program, Series 2000 (Prerefunded to 11-01-2010 @ 100) (c)	5.250%	11/01/2020	Aa3	585,000	615,660
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2024	Aaa	1,000,000	928,170

					1,726,171

Minnesota (3.07%)
Independent School District Number 181 (Brainerd), Minnesota, General Obligation School Building Bonds, Series 2002A	5.375%	02/01/2019	Aa2	2,500,000	2,587,525
Independent School District Number 622, North St. Paul-Maplewood-Oakdale, Minnesota, General Obligation Refunding Bonds, Series 2006B	5.000%	08/01/2022	Aaa	1,000,000	1,000,610

					3,588,135

Mississippi (0.95%)
State of Mississippi, General Obligation Bonds, Capital Improvements Issue, Series 2000 (Prerefunded to 11-01-2010 @ 100) (c)	5.500%	11/01/2015	AA	1,055,000	1,116,686

Missouri (6.05%)
The School District of North Kansas City, Missouri, General Obligation School Building Bonds (Missouri Direct Deposit Program) Series 2002 (Prerefunded to 03-01-2012 @ 100) (c)	5.000%	03/01/2016	AA+	1,250,000	1,325,450
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	1,155,000	1,198,948
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2000 (Prerefunded to 02-01-2011 @ 100) (c)	5.000%	02/01/2017	Aaa	2,500,000	2,624,175

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)		Principal amount	Value
Long-term Municipal Bonds (Cont.)
Missouri (Cont.)
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2003	4.625%	02/01/2022	Aaa		$1,000,000	$956,730
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2025	AAA		1,000,000	978,050

						7,083,353

Montana (0.28%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	Aa2		315,000	322,128

Nebraska (1.42%)
City of Lincoln, Nebraska, Lincoln Electric System Revenue and Refunding Bonds, Series 2002	5.000%	09/01/2015	Aa2		1,595,000	1,665,675

New Hampshire (2.10%)
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2021	Aa3		610,000	600,142
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2023	Aa3		980,000	943,623
New Hampshire Municipal Bond Bank, 2007 Series B Bonds	4.750%	08/15/2024	Aa3		1,000,000	915,780

						2,459,545

New Jersey (1.12%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	Baa1	(d)	1,300,000	1,305,785

New Mexico (0.80%)
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2008A	5.000%	07/01/2030	Aa2		1,000,000	938,460

New York (2.78%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2		1,300,000	1,345,578
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2021	Aa3		1,000,000	1,001,750
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2030	Aa3		1,000,000	906,630

						3,253,958

North Carolina (2.46%)
City of Winston-Salem, North Carolina, Water and Sewer System Revenue and Revenue Refunding Bonds, Series 2001 (Prerefunded to 06-01-2011 @ 101) (c)	5.000%	06/01/2018	Aa2		1,000,000	1,065,820
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2002B	5.000%	07/01/2021	Aaa		1,000,000	1,011,830
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2026	Aa3		395,000	356,989
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2027	Aa3		500,000	448,885

						2,883,524

Ohio (1.48%)
City of Cleveland, Ohio, Waterworks Refunding Revenue Bonds, Series J, 2001	5.375%	01/01/2016	Aaa		1,000,000	1,044,790

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
Board of Education Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2022	Aaa	$750,000 $	685,313

					1,730,103

Oklahoma (2.86%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.750%	05/01/2026	Aa2	1,165,000	1,095,298
City of Oklahoma City, Oklahoma, General Obligation Bonds, Series 2008	5.000%	03/01/2027	Aa1	1,500,000	1,444,020
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, (Homeownership Loan Program), 2003 Series B-1 (AMT)	4.875%	09/01/2033	Aaa	1,000,000	808,090

					3,347,408

Oregon (5.65%)
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (c)	5.250%	06/15/2015	Aa2	1,000,000	1,073,840
Eagle Point School District Number 9, Jackson County, Oregon, General Obligation Bonds, Series 2000 (Prerefunded to 06-15-2011 @ 100) (c)	5.625%	06/15/2017	Aa2	1,500,000	1,610,205
Reynolds School District Number 7, Multnomah County, Oregon, General Obligation Bonds, Series 2000 (Prerefunded to 06-15-2011 @ 100) (c)	5.000%	06/15/2018	Aa2	2,000,000	2,111,960
Emerald People’s Utility District, Lane County, Oregon	5.250%	11/01/2021	Aaa	705,000	718,162
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Refunding Series G (Tax Exempt)	4.625%	08/01/2024	Aa2	330,000	301,323
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Series F (Tax Exempt)	4.625%	08/01/2024	Aa2	875,000	798,963

					6,614,453

Rhode Island (2.02%)
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2004 A (Pooled Loan Issue)	4.750%	10/01/2022	Aaa	1,000,000	964,320
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2024	Aa3	1,000,000	930,520
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2007 A (Pooled Loan Issue)	4.750%	10/01/2025	Aaa	500,000	465,005

					2,359,845

South Dakota (0.68%)
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Bonds, Series 2007	4.500%	01/15/2023	Aaa	900,000	800,640

Tennessee (4.07%)
Tennessee State School Bonds Authority, Higher Educational Facilities Second Program Bonds, Series A (Prerefunded to 05-01-2010 @ 100) (c)	5.400%	05/01/2013	Aa2	490,000	512,074
Williamson County, Tennessee, General Obligation Public Improvement Bonds, Series 2000 (ULT) (Prerefunded to 03-01-2010 @ 100) (c)	5.400%	03/01/2020	Aaa	245,000	255,062
Putnam County, Tennessee, General Obligation School Bonds, Series 2007 (ULT)	4.750%	04/01/2025	A1	1,000,000	887,740
State of Tennessee, General Obligation Bonds, 2007 Series A	4.500%	10/01/2025	Aa1	1,925,000	1,741,644
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2026	AA+	1,500,000	1,367,310

					4,763,830

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (3.54%)
City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New Series 2000A (Prerefunded to 02-01-2010 @ 100) (c)	5.750%	02/01/2015	Aa1	$600,000 $	622,326
Fort Bend Independent School District, (Fort Bend County, Texas), Unlimited Tax School Building Bonds, Series 2000	5.250%	08/15/2017	AAA	2,550,000	2,614,515
New Braunfels Independent School District, (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2029	AA-	1,000,000	907,150

					4,143,991

Utah (1.01%)
West Jordan Utah, General Obligation Bonds (Prerefunded to 04-01-2014 @ 100) (c)	5.250%	04/01/2022	Aa3	680,000	740,078
Payson City, Utah, Water Revenue and Refunding Bonds, Series 2005	5.000%	10/15/2022	Aa3	440,000	441,126

					1,181,204

Virginia (4.36%)
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	1,000,000	1,023,090
City of Salem, Virginia General Obligation Public Improvement Refunding Bonds Series 2007A	4.500%	01/01/2023	Aa3	630,000	579,291
General Obligation Public Improvement and Refunding Bonds, Series 2007 of the City of Hampton, Virginia	4.375%	01/15/2023	Aa2	1,900,000	1,682,716
Fairfax County, Virginia Public Improvement Bonds, Series 2007 A	4.375%	04/01/2023	Aaa	1,000,000	901,430
Virginia Public School Authority, School Financing Bonds, (1997 Resolution) Series 2004 A	4.750%	08/01/2027	Aa1	1,000,000	918,390

					5,104,917

Washington (3.69%)
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2026	Aa1	2,500,000	2,319,375
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2028	A1	680,000	607,614
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.125%	01/01/2029	A1	545,000	492,081
Public Utility District No. 1 of Douglas County, Washington, Wells Hydroelectric Revenue and Refunding Bonds, Series 2005B (Non-AMT)	5.000%	09/01/2030	Aa2	1,000,000	895,610

					4,314,680

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Wisconsin (3.86%)
State of Wisconsin, General Obligation Bonds of 2000, Series D (Prerefunded to 05-01-2011 @ 100) (c)	5.300%	05/01/2018	Aa3	$2,500,000	$2,649,200
State of Wisconsin, General Obligation Bonds of 2007, Series B	4.750%	05/01/2024	Aaa	1,000,000	928,170
School District of Elbrook, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds	5.000%	04/01/2028	Aa1	1,000,000	936,450

					4,513,820

Total Long-term Municipal Bonds
(cost $120,530,054)					116,148,007

TOTAL INVESTMENTS (99.24%)
(cost $120,530,054)					116,148,007
OTHER ASSETS, NET OF LIABILITIES (0.76%)					889,101

NET ASSETS (100.00%)					$117,037,108

(a)	Ratings represent the lower of Moody’s or S&P ratings.

(b)	Long-term Municipal Bonds consisted of 15.87% Advanced Refund Bonds, 40.89% General Obligation Bonds and 43.24% Municipal Revenue Bonds.

(c)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government Agency securities to ensure the timely payment of principal and interest.

(d)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Moody’s rated the underlying security at Baa1. S&P did not rate the underlying security.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

	Principal amount	Value
Short-term Investments (99.59%)
Agriculture, Foods, & Beverage (4.37%)
Coca-Cola Co. (a)
2.270%, 10/07/2008	$2,500,000	$2,499,054
2.210%, 10/09/2008	5,000,000	4,997,544
2.180%, 10/28/2008	1,700,000	1,697,221

		9,193,819

Automotive (9.48%)
American Honda Finance Corp.
2.170%, 10/30/2008	7,500,000	7,486,889
2.220%, 11/18/2008	2,500,000	2,492,600
Toyota Motor Credit Corp.
2.420%, 11/25/2008	10,000,000	9,963,028

		19,942,517

Banks (4.75%)
Wells Fargo & Co.
2.290%, 10/01/2008	10,000,000	10,000,000

Chemicals (0.71%)
E.I. du Pont de Nemours and Co. (a)
2.250%, 11/14/2008	1,500,000	1,495,875

Financial Services (23.67%)
Chevron Funding Corp.
2.070%, 10/06/2008	10,000,000	9,997,125
Caterpillar Financial Services Corp.
2.000%, 10/14/2008	9,900,000	9,892,850
Citigroup Funding
2.680%, 10/23/2008	10,000,000	9,983,622
HSBC Finance Corp.
2.610%, 11/06/2008	10,000,000	9,973,900
General Electric Capital Corp.
2.490%, 11/20/2008	8,300,000	8,271,296
3.050%, 11/24/2008	1,700,000	1,692,222

		49,811,015

Government Agency Securities (40.50%) (b)
Federal National Mortgage Association
2.340%, 10/02/2008	5,000,000	4,999,675
2.350%, 10/15/2008	3,000,000	2,997,258
2.310%, 10/31/2008	5,000,000	4,990,375
2.540%, 11/10/2008	5,000,000	4,985,889
2.570%, 11/12/2008	5,000,000	4,985,008
2.500%, 12/10/2008	5,000,000	4,975,695
Federal Home Loan Bank
2.370%, 10/03/2008	4,375,000	4,374,424
2.290%, 10/08/2008	5,000,000	4,997,774
2.340%, 10/10/2008	5,000,000	4,997,075
2.350%, 10/16/2008	5,000,000	4,995,104
2.100%, 10/23/2008	10,000,000	9,987,167
2.390%, 12/02/2008	9,000,000	8,962,955

	Shares or principal amount	Value
Short-term Investments (Cont.)
Government Agency Securities (Cont.)
Federal Home Loan Mortgage Corp.
2.360%, 10/20/2008	$1,017,000	$1,015,733
2.420%, 10/27/2008	5,000,000	4,991,261
2.361%, 10/28/2008	3,000,000	2,994,688
2.400%, 11/03/2008	5,000,000	4,989,000
2.550%, 12/16/2008	5,000,000	4,973,083

		85,212,164

Health Care (4.75%)
Merck & Co. Inc.
2.100%, 10/06/2008	3,000,000	2,999,125
2.200%, 10/17/2008	7,000,000	6,993,156

		9,992,281

Machinery & Manufacturing (1.90%)
John Deere Capital Corp. (a)
2.450%, 11/24/2008	4,000,000	3,985,300

Media & Broadcasting (4.69%)
The Walt Disney Co.
2.020%, 11/12/2008	9,900,000	9,876,669

Registered Investment Companies (2.40%)
JPMorgan U.S. Government Money Market Fund	5,058,254	5,058,254

Telecom & Telecom Equipment (2.37%)
AT&T Inc. (a)
2.200%, 10/06/2008	1,000,000	999,694
2.100%, 11/07/2008	4,000,000	3,991,367

		4,991,061

Total Short-term Investments
(cost $209,558,955)		209,558,955

TOTAL INVESTMENTS (99.59%)
(cost $209,558,955)		209,558,955
OTHER ASSETS, NET OF LIABILITIES (0.41%)		860,215

NET ASSETS (100.00%)		$210,419,170

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the value of these securities amounted to $19,666,055 or 9.35% of net assets.

(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 16 separate investment portfolios (the “Funds”). Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its assets plus any borrowings in common stocks and other equity securities of U.S. large capitalization companies.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Fund primarily invests in a diversified portfolio of small and mid-capitalization stocks issued by U.S. companies.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks as represented by the Standard & Poor’s 500 Stock Index (the “S&P 500® Index”)1. The S&P 500 Index Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio. That series, called the S&P 500 Index Master Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Index Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index (the “Russell 2000”)2. The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund selects a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests substantially all of its assets in Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. Government and agency obligations, and mortgage-backed securities.

(1)

“S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the State Farm Mutual Fund Trust. The State Farm S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

(2)

The Russell 2000® Index is a trademark/service mark, and Russell® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (“Russell”). The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Income Fund (the “LifePath Income Fund”)4 is managed for investors seeking income and moderate long-term growth of capital. The LifePath Income Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Income Fund have substantially similar investment objectives.

The State Farm LifePath 2010® Fund (the “LifePath 2010 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2010. The LifePath 2010 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2010 Master Portfolio. The LifePath 2010 Master Portfolio and the LifePath 2010 Fund have substantially similar investment objectives.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

The State Farm LifePath 2050® Fund (the “LifePath 2050 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050. The LifePath 2050 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2050 Master Portfolio. The LifePath 2050 Master Portfolio and the LifePath 2050 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of stock, bond and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

For a description of securities valuation for investments of the Master Portfolios, see the Notes to Schedules of Investments for Master Investment Portfolio (“MIP”) found later in this report. The following securities valuation description applies to the Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund, Bond Fund, Tax Advantaged Bond Fund and Money Market Fund (collectively, “Non-feeder Funds”).

(4)	LifePath and LifePath followed by 2010, 2020, 2030, 2040 and 2050 are registered trademarks of Barclays Global Investors, N.A.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Investments are stated at market value. Stocks and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Non-feeder Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. In the event that State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, determines that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time as of which the security is to be valued (“subsequent event”), the security is valued at fair value in accordance with procedures established by the Trust’s Board of Trustees. A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. The Trust has retained an independent statistical fair value service to assist in the fair valuation process for foreign securities in order to adjust for possible changes in value resulting from subsequent events. If a security is valued at “fair value,” that value may be different from the last quoted market price.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value a Fund might reasonably expect to receive upon sale of that security. These fair value procedures require SFIMC to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

The Funds implemented Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value certain Funds’ assets as of September 30, 2008:

	Investments in Securities				Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund	$242,463,175	$—	$—	$242,463,175	$—	$—	$—	$—
Small/Mid Cap Equity Fund	140,372,316	—	—	140,372,316	—	—	—	—
International Equity Fund	—	94,198,875	—	94,198,875	(397)	—	—	(397)
Small Cap Index Fund	268,137,904	693,128	0	268,831,032	(262,153)	—	—	(262,153)
International Index Fund	—	203,849,309	0	203,849,309	(285,271)	—	—	(285,271)
Equity and Bond Fund	161,859,677	—	—	161,859,677	—	—	—	—
Bond Fund	12,006,079	287,783,013	—	299,789,092	—	—	—	—
Tax Advantaged Bond Fund	—	116,148,007	—	116,148,007	—	—	—	—
Money Market Fund	5,058,254	204,500,701	—	209,558,955	—	—	—	—

Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures and foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Small Cap Index Fund and International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31,2007 or September 30, 2008. The remaining Funds did not hold any Level 3 securities as of December 31, 2007 or September 30, 2008.

Repurchase Agreements

The Funds, including the S&P 500 Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds (“Feeder Funds”) through their investment in the Master Portfolios, may enter into repurchase agreements with banks, brokers, dealers or other financial institutions, in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. For those Funds that are Non-feeder Funds, a Fund’s Schedule of Investments reflects repurchase agreements, if any, entered into as of September 30, 2008. For the Feeder Funds, see the Notes to Schedules of Investments for the Master Portfolios included elsewhere in this report for more information on repurchase agreements entered into by the Master Portfolios.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Securities purchased on a “when-issued” basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At September 30, 2008, there were no commitments for such securities in the Tax Advantaged Bond Fund’s portfolio.

Multi-class fund structure

Class A and Legacy Class A shares are offered to investors subject to an initial sales charge. Class B and Legacy Class B shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A and Legacy Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B and Legacy Class B shares automatically convert to the corresponding Class A and Legacy Class A shares eight years after issuance. Other than for the Tax Advantaged Bond Fund (which does not offer Institutional shares), Institutional shares are offered to institutional investors, including certain insurance companies, defined contribution plans, defined benefit plans, and may be used as a

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

funding vehicle for certain IRAs. Institutional shares are not subject to an initial sales charge or a contingent deferred sales charge. Class R-1, R-2 and R-3 shares are available for purchase or exchange for all Funds (except the Tax Advantaged Bond Fund) only by certain qualified purchasers as defined in the prospectus for Class R-1, R-2, and R-3 Shares.

Investment income and certain Fund level expenses and expense reductions, if any, are borne pro rata on the basis of fair value of settled shares outstanding for the Bond, Tax Advantaged Bond and Money Market Funds and, indirectly, the Equity and Bond Fund, and relative net assets for all other Funds. Realized and unrealized gains and losses are borne pro rata on the basis of relative net assets for all Funds. However, each class bears certain expenses unique to that class such as distribution services and certain other class specific expenses. Differences in class expenses may result in the payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class specific arrangements.

Investments in Master Portfolios

The Feeder Funds, through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios. The percentage ownership in the Master Portfolios held by the Feeder Funds is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds at 09/30/2008
S&P 500 Index Fund	S&P 500 Index Master Portfolio	23.16%
LifePath Income Fund	LifePath Retirement Master Portfolio	54.96%
LifePath 2010 Fund	LifePath 2010 Master Portfolio	52.47%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	51.44%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	52.93%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	52.62%
LifePath 2050 Fund	LifePath 2050 Master Portfolio	95.67%

The Master Portfolios are diversified, open-end management investment companies, each of which has an investment objective substantially similar to that of its corresponding Feeder Fund. Schedules of Investments of each Master Portfolio are included elsewhere in this report.

Each Feeder Fund records its investment in its Master Portfolio based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio. Valuation policies relating to securities held by each Master Portfolio are disclosed in the MIP Notes to Schedules of Investments included elsewhere in this report.

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

Federal income taxes

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

The Equity and Bond Fund and the LifePath Income Fund have accrued estimated tax administration expenses for a potential closing agreement with the Internal Revenue Service (IRS) with respect to a federal tax issue. The closing agreement proposes to resolve uncertainty surrounding distributions paid by these two Funds for tax years 2003 through 2006. Distributions among classes of these two Funds made during 2003 through 2006 might be considered to be preferential under applicable tax rules and procedures due to the calculation methodology used by SFIMC, the Funds’ accounting agent, which was changed beginning in December 2006. The Trust’s management estimates the IRS may assess fees of $150,000 to the Equity and Bond Fund and $200,000 to the LifePath Income Fund as a result of entering into the closing agreement. SFIMC has agreed to reimburse the Equity and Bond Fund up to $150,000 and the LifePath Income Fund up to $200,000 of these estimated fees.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

As of September 30, 2008, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$254,503,974	$7,974,873	$(20,015,672)	$(12,040,799)
Small/Mid Cap Equity Fund	151,910,698	10,515,695	(22,054,077)	(11,538,382)
International Equity Fund	106,432,766	3,690,445	(15,924,336)	(12,233,891)
Small Cap Index Fund	280,932,244	47,245,279	(59,346,491)	(12,101,212)
International Index Fund	208,018,367	28,704,585	(32,873,643)	(4,169,058)
Equity and Bond Fund	193,266,204	—	(31,406,527)	(31,406,527)
Bond Fund	307,237,545	2,145,270	(9,593,723)	(7,448,453)
Tax Advantaged Bond Fund	120,530,054	1,261,196	(5,643,243)	(4,382,047)
Money Market Fund	209,558,955	—	—	—

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Master Portfolios are organized as partnerships for federal income tax purposes. Information relating to the cost of investments, gross and net unrealized appreciation (depreciation) and other tax matters for the Master Portfolios may be found in the MIP Notes To Schedules of Investments which are included in this report. The tax cost information for the LifePath Master Portfolios in the MIP Notes To Schedules of Investments does not include the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios, each of which is an Underlying Fund. See the MIP Notes To Schedules of Investments for the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios.

The International Equity Fund and the International Index Fund have elected to mark-to-market their investments in PFICs for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation (depreciation) of $(49,325) as ordinary income for federal income tax purposes during 2007. The International Index Fund recognized unrealized appreciation (depreciation) of $(36,923) as ordinary income for federal income tax purposes during 2007. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2007 was $1,543,355 for the International Equity Fund and $1,799,907 for the International Index Fund.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at September 30, 2008. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Financial instruments

The Small Cap Index Fund, International Index Fund, and Feeder Funds (through their investment in the Master Portfolios) may enter into stock index futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. These contracts obligate such Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses are reflected in the Statements of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. Daily fluctuations in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Additionally, the International Equity and International Index Funds may enter into forward foreign currency contracts to purchase or sell foreign currencies. These Funds bear the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

New accounting pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. At this time, the Trust’s management is evaluating the implications of SFAS 161, and its impact on the Funds’ financial statements, if any, has not yet been determined.

3.	Futures and foreign currency contracts

International Equity Fund and International Index Fund had the following open forward foreign currency contracts at September 30, 2008:

International Equity Fund

Foreign amount Purchased (Sold)	Currency	Contracts	Settlement Date	U.S. Dollar Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
10,717	British Pound	1	10/02/2008	19,053	$—	$(353)
(151,044)	British Pound	2	10/03/2008	(268,554)	87	(77)
171,184	Danish Krone	1	10/02/2008	32,299	—	(795)
92,707	Euro	3	10/02/2008-10/03/2008	130,519	24	(1,878)
(219,334)	Euro	1	10/02/2008	(308,779)	—	(88)
(1,443,299)	Hong Kong Dollar	3	10/02/2008-10/03/2008	(185,876)	—	(191)
(50,543,787)	Japanese Yen	3	10/01/2008-10/03/2008	(475,276)	4,676	—
(249,451)	Singapore Dollar	1	10/06/2008	(173,712)	400	—
82,128	Swiss Franc	3	10/01/2008-10/02/2008	73,055	—	(2,202)

				Total	$5,187	$(5,584)

International Index Fund
Foreign amount Purchased (Sold)	Currency	Contracts	Settlement Date	U.S. Dollar Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
222,392	Australian Dollar	1	10/24/2008	175,647	$—	$(9,763)
(433,440)	Australian Dollar	2	12/17/2008	(341,275)	6,725	—
991,212	British Pound	3	10/02/2008-12/17/2008	1,765,926	1,041	(31,115)
(101,000)	British Pound	1	10/24/2008	(179,866)	5,544	—
997,065	Euro	2	10/02/2008-12/17/2008	1,407,558	43	(42,485)
(76,167)	Euro	1	10/01/2008	(107,228)	2,772	—
1,784,369	Hong Kong Dollar	1	12/17/2008	230,066	66	—
(1,167,544)	Hong Kong Dollar	1	12/17/2008	(150,536)	—	(536)
162,785,399	Japanese Yen	3	10/02/2008-12/17/2008	1,542,870	7,995	(2,125)
(47,634,472)	Japanese Yen	1	12/17/2008	(452,740)	7,260	—
290,758	Swiss Franc	1	10/02/2008	258,635	—	(1,365)

				Total	$31,446	$(87,389)

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The Small Cap Index and International Index Funds had the following open futures contracts at September 30, 2008:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Small Cap Index Fund	Russell 2000 Mini	63	$4,536,073	$4,273,920	Long	December ‘08	$(262,153)

Total							$(262,153)

International Index Fund	Hang Seng Index	2	245,343	232,885	Long	October ‘08	(12,467)
International Index Fund	DJ Euro Stoxx 50	44	1,949,623	1,892,457	Long	December ‘08	(55,484)
International Index Fund	FTSE 100 Index	11	1,015,977	975,054	Long	December ‘08	(39,963)
International Index Fund	Share Price Index	4	383,450	369,553	Long	December ‘08	(13,686)
International Index Fund	TOPIX Index	13	1,438,778	1,329,817	Long	December ‘08	(107,728)

Total							$(229,328)

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

Security	Shares	Value
Common Stocks (98.49%)
Advertising (0.15%)
Interpublic Group of Companies Inc. (The) (a)(b)	99,201	$768,808
Omnicom Group Inc. (b)	67,246	2,593,006

		3,361,814

Aerospace & Defense (2.26%)
Boeing Co. (The)	156,483	8,974,300
General Dynamics Corp.	83,633	6,157,061
Goodrich Corp.	26,274	1,092,998
L-3 Communications Holdings Inc. (b)	25,753	2,532,035
Lockheed Martin Corp.	70,403	7,721,097
Northrop Grumman Corp.	70,838	4,288,533
Raytheon Co. (b)	88,289	4,724,344
Rockwell Collins Inc. (b)	33,757	1,623,374
United Technologies Corp.	203,717	12,235,243

		49,348,985

Agriculture (2.31%)
Altria Group Inc.	435,450	8,639,328
Archer-Daniels-Midland Co. (b)	135,178	2,961,750
Lorillard Inc.	36,514	2,597,971
Monsanto Co.	115,958	11,477,523
Philip Morris International Inc.	435,102	20,928,406
Reynolds American Inc.	35,971	1,748,910
UST Inc.	31,043	2,065,601

		50,419,489

Airlines (0.10%)
Southwest Airlines Co.	155,242	2,252,561

		2,252,561

Apparel (0.47%)
Coach Inc. (a)(b)	71,666	1,794,517
Jones Apparel Group Inc. (b)	18,099	335,013
Liz Claiborne Inc. (b)	19,972	328,140
Nike Inc. Class B	82,689	5,531,894
Polo Ralph Lauren Corp. (b)	12,120	807,677
VF Corp. (b)	18,338	1,417,711

		10,214,952

Security	Shares	Value
Common Stocks (Cont.)
Auto Manufacturers (0.30%)
Ford Motor Co. (a)(b)	476,311	$2,476,817
General Motors Corp. (b)	118,913	1,123,728
PACCAR Inc. (b)	76,655	2,927,455

		6,528,000

Auto Parts & Equipment (0.21%)
Goodyear Tire & Rubber Co. (The) (a)	50,560	774,074
Johnson Controls Inc.	125,317	3,800,865

		4,574,939

Banks (5.30%)
Bank of America Corp.	961,538	33,653,830
Bank of New York Mellon Corp. (The)	241,591	7,871,035
BB&T Corp. (b)	115,802	4,377,316
Comerica Inc. (b)	31,625	1,036,984
Discover Financial Services LLC	100,663	1,391,163
Fifth Third Bancorp (b)	121,606	1,447,111
First Horizon National Corp. (b)	42,319	396,106
Huntington Bancshares Inc. (b)	77,019	615,382
KeyCorp	104,089	1,242,823
M&T Bank Corp. (b)	16,193	1,445,225
Marshall & Ilsley Corp. (b)	54,470	1,097,571
National City Corp. (b)	159,850	279,738
Northern Trust Corp.	46,575	3,362,715
PNC Financial Services Group Inc. (The)	73,032	5,455,490
Regions Financial Corp. (b)	145,922	1,400,851
State Street Corp.	90,997	5,175,909
SunTrust Banks Inc.	74,532	3,353,195
U.S. Bancorp	367,283	13,229,534
Wachovia Corp. (b)	455,054	1,592,689
Wells Fargo & Co.	697,712	26,185,131
Zions Bancorporation (b)	23,844	922,763

		115,532,561

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Beverages (2.80%)
Anheuser-Busch Companies Inc.	151,587	$9,834,965
Brown-Forman Corp. Class B (b)	16,842	1,209,424
Coca-Cola Co. (The)	419,186	22,166,556
Coca-Cola Enterprises Inc.	66,699	1,118,542
Constellation Brands Inc. Class A (a)(b)	41,066	881,276
Molson Coors Brewing Co. Class B	31,706	1,482,256
Pepsi Bottling Group Inc.	28,453	829,974
PepsiCo Inc.	330,439	23,550,388

		61,073,381

Biotechnology (1.27%)
Amgen Inc. (a)	223,487	13,246,075
Biogen Idec Inc. (a)	61,516	3,093,640
Celgene Corp. (a)	95,880	6,067,286
Genzyme Corp. (a)	56,617	4,579,749
Millipore Corp. (a)(b)	11,580	796,704

		27,783,454

Building Materials (0.06%)
Masco Corp. (b)	75,975	1,362,992

		1,362,992

Chemicals (1.53%)
Air Products and Chemicals Inc. (b)	44,634	3,056,983
Ashland Inc.	11,792	344,798
CF Industries Holdings Inc.	11,842	1,083,069
Dow Chemical Co. (The)	195,272	6,205,744
E.I. du Pont de Nemours and Co.	190,184	7,664,415
Eastman Chemical Co. (b)	16,022	882,171
Ecolab Inc. (b)	36,852	1,788,059
Hercules Inc. (b)	23,337	461,839
International Flavors & Fragrances Inc. (b)	16,928	667,979
PPG Industries Inc. (b)	34,455	2,009,416
Praxair Inc. (b)	66,388	4,762,675
Rohm and Haas Co.	26,340	1,843,800
Sherwin-Williams Co. (The) (b)	20,766	1,186,985
Sigma-Aldrich Corp. (b)	26,147	1,370,626

		33,328,559

Security	Shares	Value
Common Stocks (Cont.)
Coal (0.23%)
CONSOL Energy Inc. (b)	38,377	$1,761,121
Massey Energy Co.	17,752	633,214
Peabody Energy Corp. (b)	57,468	2,586,060

		4,980,395

Commercial Services (0.68%)
Apollo Group Inc. Class A (a)	22,760	1,349,668
Convergys Corp. (a)(b)	25,380	375,116
Equifax Inc.	27,219	937,695
H&R Block Inc.	69,378	1,578,350
McKesson Corp. (b)	58,208	3,132,172
Monster Worldwide Inc. (a)(b)	26,159	390,031
Moody’s Corp. (b)	41,022	1,394,748
R.R. Donnelley & Sons Co.	44,602	1,094,087
Robert Half International Inc. (b)	33,381	826,180
Western Union Co.	152,879	3,771,525

		14,849,572

Computers (4.52%)
Affiliated Computer Services Inc. Class A (a)(b)	20,255	1,025,511
Apple Inc. (a)	186,791	21,230,665
Cognizant Technology Solutions Corp. (a)	61,710	1,408,839
Computer Sciences Corp. (a)	31,747	1,275,912
Dell Inc. (a)	368,833	6,078,368
EMC Corp. (a)(b)	436,393	5,219,260
Hewlett-Packard Co.	516,935	23,903,074
International Business Machines Corp.	285,900	33,438,864
Lexmark International Inc. Class A (a)(b)	18,504	602,675
NetApp Inc. (a)(b)	70,124	1,278,361
SanDisk Corp. (a)	47,254	923,816
Sun Microsystems Inc. (a)	156,051	1,185,988
Teradata Corp. (a)	37,773	736,574
Unisys Corp. (a)	75,179	206,742

		98,514,649

Cosmetics & Personal Care (2.64%)
Avon Products Inc. (b)	89,582	3,723,924
Colgate-Palmolive Co.	106,572	8,030,200
Estee Lauder Companies Inc. (The) Class A (b)	24,028	1,199,237
Procter & Gamble Co. (The)	640,181	44,614,214

		57,567,575

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Distribution & Wholesale (0.18%)
Fastenal Co.	27,143	$1,340,593
Genuine Parts Co.	34,410	1,383,626
W.W. Grainger Inc.	13,662	1,188,184

		3,912,403

Diversified Financial Services (5.75%)
American Express Co.	244,412	8,659,517
Ameriprise Financial Inc.	45,188	1,726,182
Capital One Financial Corp. (b)	79,223	4,040,373
Charles Schwab Corp. (The)	196,604	5,111,704
CIT Group Inc.	59,847	416,535
Citigroup Inc.	1,148,146	23,548,474
CME Group Inc.	14,145	5,255,009
E*TRADE Financial Corp. (a)(b)	113,200	316,960
Federated Investors Inc. Class B	18,116	522,647
Franklin Resources Inc.	32,347	2,850,741
Goldman Sachs Group Inc. (The)	91,571	11,721,088
IntercontinentalExchange Inc. (a)	15,857	1,279,343
Invesco Ltd.	81,215	1,703,891
Janus Capital Group Inc. (b)	33,579	815,298
JPMorgan Chase & Co.	776,066	36,242,282
Legg Mason Inc. (b)	30,034	1,143,094
Merrill Lynch & Co. Inc.	322,822	8,167,397
Morgan Stanley	233,737	5,375,951
NYSE Euronext Inc.	56,253	2,203,993
SLM Corp. (a)	98,062	1,210,085
T. Rowe Price Group Inc.	54,519	2,928,216

		125,238,780

Electric (3.26%)
AES Corp. (The) (a)	141,073	1,649,143
Allegheny Energy Inc. (b)	35,294	1,297,760
Ameren Corp. (b)	43,992	1,717,008
American Electric Power Co. Inc.	85,005	3,147,735
CenterPoint Energy Inc.	71,872	1,047,175
CMS Energy Corp. (b)	47,382	590,854
Consolidated Edison Inc. (b)	57,788	2,482,572

Security	Shares	Value
Common Stocks (Cont.)
Electric (Cont.)
Constellation Energy Group Inc.	37,456	$910,181
Dominion Resources Inc.	122,227	5,228,871
DTE Energy Co. (b)	34,268	1,374,832
Duke Energy Corp. (b)	266,782	4,650,010
Dynegy Inc. Class A (a)(b)	104,575	374,379
Edison International	68,401	2,729,200
Entergy Corp.	40,485	3,603,570
Exelon Corp.	138,572	8,677,379
FirstEnergy Corp.	64,361	4,311,543
FPL Group Inc.	86,138	4,332,741
Integrys Energy Group Inc.	16,065	802,286
Pepco Holdings Inc.	42,321	969,574
PG&E Corp. (b)	75,621	2,832,006
Pinnacle West Capital Corp. (b)	21,158	728,047
PPL Corp.	79,009	2,924,913
Progress Energy Inc. (b)	55,436	2,390,955
Public Service Enterprise Group Inc.	107,467	3,523,843
Southern Co. (The) (b)	162,342	6,118,670
TECO Energy Inc. (b)	44,313	697,043
Xcel Energy Inc. (b)	93,917	1,877,401

		70,989,691

Electrical Components & Equipment (0.34%)
Emerson Electric Co.	163,863	6,683,972
Molex Inc. (b)	30,287	679,943

		7,363,915

Electronics (0.68%)
Agilent Technologies Inc. (a)	75,609	2,242,563
Amphenol Corp. Class A	37,265	1,495,817
Applied Biosystems Inc.	35,433	1,213,580
Jabil Circuit Inc.	44,010	419,855
PerkinElmer Inc. (b)	24,783	618,832
Thermo Fisher Scientific Inc. (a)	88,309	4,856,995
Tyco Electronics Ltd.	100,355	2,775,819
Waters Corp. (a)	21,029	1,223,467

		14,846,928

Engineering & Construction (0.16%)
Fluor Corp.	37,697	2,099,723
Jacobs Engineering Group Inc. (a)	25,582	1,389,358

		3,489,081

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Entertainment (0.05%)
International Game Technology Inc. (b)	65,041	$1,117,404

		1,117,404

Environmental Control (0.18%)
Allied Waste Industries Inc. (a)	70,895	787,643
Waste Management Inc.	103,002	3,243,533

		4,031,176

Food (2.11%)
Campbell Soup Co. (b)	44,082	1,701,565
ConAgra Foods Inc.	95,538	1,859,169
Dean Foods Co. (a)(b)	31,884	744,810
General Mills Inc.	70,856	4,869,224
H.J. Heinz Co.	66,157	3,305,865
Hershey Co. (The) (b)	35,291	1,395,406
Kellogg Co.	52,417	2,940,594
Kraft Foods Inc.	320,051	10,481,670
Kroger Co. (The) (b)	138,878	3,816,367
McCormick & Co. Inc. NVS (b)	26,935	1,035,651
Safeway Inc.	91,965	2,181,410
Sara Lee Corp.	148,311	1,873,168
SUPERVALU Inc.	44,607	967,972
Sysco Corp. (b)	126,862	3,911,155
Tyson Foods Inc. Class A (b)	63,044	752,745
Whole Foods Market Inc. (b)	29,502	590,925
Wm. Wrigley Jr. Co.	45,395	3,604,363

		46,032,059

Forest Products & Paper (0.35%)
International Paper Co.	89,778	2,350,388
MeadWestvaco Corp. (b)	36,508	851,001
Plum Creek Timber Co. Inc. (b)	35,934	1,791,669
Weyerhaeuser Co. (b)	44,355	2,687,026

		7,680,084

Gas (0.18%)
Nicor Inc. (b)	9,693	429,885
NiSource Inc.	57,628	850,589
Sempra Energy (b)	51,528	2,600,618

		3,881,092

Hand & Machine Tools (0.10%)
Black & Decker Corp. (The) (b)	12,850	780,638
Snap-On Inc. (b)	12,087	636,501
Stanley Works (The) (b)	16,479	687,833

		2,104,972

Security	Shares	Value
Common Stocks (Cont.)
Health Care - Products (4.16%)
Baxter International Inc.	132,316	$8,683,899
Becton, Dickinson and Co.	51,231	4,111,800
Boston Scientific Corp. (a)	316,235	3,880,203
C.R. Bard Inc. (b)	20,847	1,977,755
Covidien Ltd.	105,768	5,686,088
Intuitive Surgical Inc. (a)(b)	8,218	1,980,374
Johnson & Johnson	589,615	40,848,527
Medtronic Inc.	237,879	11,917,738
Patterson Companies Inc. (a)(b)	19,911	605,494
St. Jude Medical Inc. (a)	72,011	3,131,758
Stryker Corp. (b)	52,123	3,247,263
Varian Medical Systems Inc. (a)(b)	26,383	1,507,261
Zimmer Holdings Inc. (a)	47,820	3,087,259

		90,665,419

Health Care - Services (1.04%)
Aetna Inc.	100,031	3,612,119
Coventry Health Care Inc. (a)	31,866	1,037,238
DaVita Inc. (a)(b)	21,995	1,253,935
Humana Inc. (a)	35,538	1,464,166
Laboratory Corp. of America Holdings (a)(b)	23,375	1,624,563
Quest Diagnostics Inc. (b)	33,141	1,712,395
Tenet Healthcare Corp. (a)(b)	91,084	505,516
UnitedHealth Group Inc.	255,944	6,498,418
WellPoint Inc. (a)	108,295	5,064,957

		22,773,307

Holding Companies - Diversified (0.08%)
Leucadia National Corp.	37,012	1,681,825

		1,681,825

Home Builders (0.12%)
Centex Corp. (b)	25,426	411,901
D.R. Horton Inc.	57,772	752,191
KB Home (b)	16,233	319,465
Lennar Corp. Class A (b)	28,949	439,735
Pulte Homes Inc. (b)	44,917	627,490

		2,550,782

Home Furnishings (0.08%)
Harman International Industries Inc.	12,074	411,361
Whirlpool Corp. (b)	15,781	1,251,275

		1,662,636

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Household Products & Wares (0.47%)
Avery Dennison Corp. (b)	22,375	$995,240
Clorox Co. (The) (b)	28,947	1,814,687
Fortune Brands Inc. (b)	31,248	1,792,385
Kimberly-Clark Corp.	87,824	5,694,508

		10,296,820

Housewares (0.05%)
Newell Rubbermaid Inc. (b)	58,177	1,004,135

		1,004,135

Insurance (3.04%)
Aflac Inc.	100,378	5,897,208
Allstate Corp. (The)	114,675	5,288,811
American International Group Inc.	564,309	1,879,149
Aon Corp.	59,021	2,653,584
Assurant Inc.	24,952	1,372,360
Chubb Corp.	75,653	4,153,350
CIGNA Corp.	57,366	1,949,297
Cincinnati Financial Corp.	34,288	975,151
Genworth Financial Inc. Class A	90,929	782,899
Hartford Financial Services Group Inc. (The)	63,923	2,620,204
Lincoln National Corp.	54,439	2,330,534
Loews Corp. (b)	76,008	3,001,556
Marsh & McLennan Companies Inc.	108,142	3,434,590
MBIA Inc. (b)	43,130	513,247
MetLife Inc.	144,808	8,109,248
MGIC Investment Corp. (b)	26,907	189,156
Principal Financial Group Inc. (b)	54,356	2,363,942
Progressive Corp. (The)	142,250	2,475,150
Prudential Financial Inc.	90,309	6,502,248
Torchmark Corp.	18,021	1,077,656
Travelers Companies Inc. (The)	125,023	5,651,040
Unum Group (b)	72,734	1,825,623
XL Capital Ltd. Class A (b)	65,645	1,177,671

		66,223,674

Internet (1.88%)
Akamai Technologies Inc. (a)(b)	35,386	617,132
Amazon.com Inc. (a)(b)	67,325	4,898,567
eBay Inc. (a)	229,418	5,134,375
Expedia Inc. (a)(b)	43,936	663,873
Google Inc. Class A (a)	50,389	20,181,802
Symantec Corp. (a)	176,357	3,453,070
VeriSign Inc. (a)(b)	40,911	1,066,959
Yahoo! Inc. (a)	292,093	5,053,209

		41,068,987

Security	Shares	Value
Common Stocks (Cont.)
Investment Companies (0.05%)
American Capital Ltd. (b)	43,530	$1,110,450

		1,110,450

Iron & Steel (0.27%)
AK Steel Holding Corp. (b)	23,542	610,209
Allegheny Technologies Inc. (b)	21,251	627,967
Nucor Corp. (b)	66,695	2,634,453
United States Steel Corp.	24,714	1,918,054

		5,790,683

Leisure Time (0.23%)
Carnival Corp. (b)	92,322	3,263,583
Harley-Davidson Inc. (b)	49,674	1,852,840

		5,116,423

Lodging (0.15%)
Marriott International Inc. Class A (b)	63,109	1,646,514
Starwood Hotels & Resorts Worldwide Inc. (b)	39,213	1,103,454
Wyndham Worldwide Corp.	37,193	584,302

		3,334,270

Machinery (0.74%)
Caterpillar Inc.	128,027	7,630,409
Cummins Inc.	42,646	1,864,483
Deere & Co. (b)	89,690	4,439,655
Manitowoc Co. Inc. (The)	27,353	425,339
Rockwell Automation Inc.	30,828	1,151,118
Terex Corp. (a)	21,087	643,575

		16,154,579

Manufacturing (4.41%)
Cooper Industries Ltd. (b)	36,546	1,460,013
Danaher Corp.	53,800	3,733,720
Dover Corp.	39,769	1,612,633
Eastman Kodak Co. (b)	60,584	931,782
Eaton Corp.	35,005	1,966,581
General Electric Co.	2,097,716	53,491,758
Honeywell International Inc.	156,919	6,519,985
Illinois Tool Works Inc.	84,270	3,745,802
Ingersoll-Rand Co. Ltd. Class A	66,726	2,079,849
ITT Industries Inc.	38,148	2,121,410
Leggett & Platt Inc. (b)	32,959	718,177
Pall Corp.	25,194	866,422
Parker Hannifin Corp. (b)	35,220	1,866,660
Textron Inc.	52,337	1,532,427
3M Co. (b)	147,089	10,047,649
Tyco International Ltd.	99,578	3,487,222

		96,182,090

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Media (2.45%)
CBS Corp. Class B	142,988	$2,084,765
Comcast Corp. Class A	616,466	12,101,228
DIRECTV Group Inc. (The) (a)(b)	122,614	3,208,808
Gannett Co. Inc.	48,072	812,898
McGraw-Hill Companies Inc. (The)	67,453	2,132,189
Meredith Corp. (b)	8,222	230,545
New York Times Co. (The) Class A (b)	26,012	371,711
News Corp. Class A	483,339	5,795,235
Scripps Networks Interactive Inc. Class A	18,872	685,242
Time Warner Inc.	755,331	9,902,389
Viacom Inc. Class B (a)	131,795	3,273,788
Walt Disney Co. (The)	396,361	12,164,319
Washington Post Co. (The) Class B (b)	1,264	703,745

		53,466,862

Metal Fabricate & Hardware (0.11%)
Precision Castparts Corp. (b)	29,244	2,303,842

		2,303,842

Mining (0.65%)
Alcoa Inc.	171,082	3,863,032
Freeport-McMoRan Copper & Gold Inc. (b)	80,925	4,600,586
Newmont Mining Corp. (b)	96,229	3,729,836
Titanium Metals Corp. (b)	16,101	182,585
Vulcan Materials Co. (b)	22,984	1,712,308

		14,088,347

Office & Business Equipment (0.16%)
Pitney Bowes Inc.	43,597	1,450,036
Xerox Corp. (b)	185,699	2,141,109

		3,591,145

Oil & Gas (10.59%)
Anadarko Petroleum Corp.	98,736	4,789,683
Apache Corp.	70,503	7,352,053
Cabot Oil & Gas Corp.	21,889	791,068
Chesapeake Energy Corp. (b)	109,844	3,939,006
Chevron Corp.	433,513	35,756,152
ConocoPhillips	320,802	23,498,747
Devon Energy Corp.	92,941	8,476,219
ENSCO International Inc.	30,313	1,746,938
EOG Resources Inc.	52,436	4,690,925
Exxon Mobil Corp.	1,095,593	85,083,752

Security	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Hess Corp.	59,653	$4,896,318
Marathon Oil Corp.	148,581	5,923,924
Murphy Oil Corp. (b)	40,270	2,582,918
Nabors Industries Ltd. (a)(b)	59,124	1,473,370
Noble Corp.	56,427	2,477,145
Noble Energy Inc.	36,160	2,010,134
Occidental Petroleum Corp.	172,234	12,133,885
Pioneer Natural Resources Co.	25,217	1,318,345
Range Resources Corp. (b)	32,456	1,391,389
Rowan Companies Inc. (b)	23,674	723,241
Southwestern Energy Co. (a)	72,572	2,216,349
Sunoco Inc. (b)	24,551	873,525
Tesoro Corp.	28,979	477,864
Transocean Inc. (a)	67,251	7,386,850
Valero Energy Corp.	110,938	3,361,421
XTO Energy Inc.	115,783	5,386,225

		230,757,446

Oil & Gas Services (1.99%)
Baker Hughes Inc.	65,041	3,937,582
BJ Services Co.	61,731	1,180,914
Cameron International Corp. (a)(b)	45,499	1,753,531
Halliburton Co.	184,830	5,986,644
National Oilwell Varco Inc. (a)(b)	87,961	4,418,281
Schlumberger Ltd.	252,935	19,751,694
Smith International Inc.	45,501	2,668,179
Weatherford International Ltd. (a)	143,534	3,608,445

		43,305,270

Packaging & Containers (0.13%)
Ball Corp.	20,550	811,520
Bemis Co. Inc. (b)	20,963	549,440
Pactiv Corp. (a)	27,499	682,800
Sealed Air Corp. (b)	33,663	740,249

		2,784,009

Pharmaceuticals (5.79%)
Abbott Laboratories	325,030	18,715,227
Allergan Inc. (b)	64,990	3,346,985
AmerisourceBergen Corp. (b)	33,823	1,273,436
Barr Pharmaceuticals Inc. (a)	23,077	1,506,928
Bristol-Myers Squibb Co.	417,319	8,701,101
Cardinal Health Inc.	75,681	3,729,560

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Pharmaceuticals (Cont.)
Eli Lilly and Co.	210,923	$9,286,940
Express Scripts Inc. (a)	52,303	3,861,007
Forest Laboratories Inc. (a)	63,999	1,809,892
Gilead Sciences Inc. (a)	194,123	8,848,126
Hospira Inc. (a)(b)	33,421	1,276,682
King Pharmaceuticals Inc. (a)	51,510	493,466
Medco Health Solutions Inc. (a)	106,342	4,785,390
Merck & Co. Inc.	451,711	14,255,999
Mylan Inc. (a)(b)	64,014	731,040
Pfizer Inc.	1,421,373	26,210,118
Schering-Plough Corp.	342,643	6,328,616
Watson Pharmaceuticals Inc. (a)(b)	21,966	626,031
Wyeth	281,117	10,384,462

		126,171,006

Pipelines (0.43%)
El Paso Corp. (b)	147,473	1,881,755
Questar Corp. (b)	36,393	1,489,202
Spectra Energy Corp. (b)	130,557	3,107,257
Williams Companies Inc. (The)	120,632	2,852,947

		9,331,161

Real Estate (0.02%)
CB Richard Ellis Group Inc. Class A (a)(b)	36,586	489,155

		489,155

Real Estate Investment Trusts (1.20%)
Apartment Investment and Management Co. Class A (b)	17,409	609,663
AvalonBay Communities Inc. (b)	16,167	1,591,156
Boston Properties Inc. (b)	25,131	2,353,769
Developers Diversified Realty Corp. (b)	25,176	797,827
Equity Residential (b)	57,306	2,544,959
General Growth Properties Inc. (b)	49,097	741,365
HCP Inc.	52,995	2,126,689
Host Hotels & Resorts Inc. (b)	109,677	1,457,607
Kimco Realty Corp. (b)	48,430	1,789,004
ProLogis	55,042	2,271,583
Public Storage	26,379	2,611,785
Simon Property Group Inc. (b)	47,428	4,600,516
Vornado Realty Trust (b)	28,853	2,624,180

		26,120,103

Security	Shares	Value
Common Stocks (Cont.)
Retail (5.70%)
Abercrombie & Fitch Co. Class A (b)	18,268	$720,673
AutoNation Inc. (a)(b)	24,390	274,144
AutoZone Inc. (a)(b)	8,638	1,065,411
Bed Bath & Beyond Inc. (a)(b)	55,163	1,732,670
Best Buy Co. Inc. (b)	71,767	2,691,263
Big Lots Inc. (a)(b)	17,175	477,980
Costco Wholesale Corp. (b)	91,642	5,950,315
CVS Caremark Corp.	302,569	10,184,473
Darden Restaurants Inc. (b)	29,436	842,753
Dillard’s Inc. Class A (b)	12,440	146,792
Family Dollar Stores Inc. (b)	29,368	696,022
GameStop Corp. Class A (a)(b)	34,618	1,184,282
Gap Inc. (The)	98,857	1,757,677
Home Depot Inc.	358,062	9,270,225
J.C. Penney Co. Inc.	46,627	1,554,544
Kohl’s Corp. (a)(b)	64,389	2,967,045
Limited Brands Inc. (b)	61,327	1,062,184
Lowe’s Companies Inc.	308,959	7,319,239
Macy’s Inc.	88,302	1,587,670
McDonald’s Corp.	236,826	14,612,164
Nordstrom Inc. (b)	34,291	988,267
Office Depot Inc. (a)	56,955	331,478
RadioShack Corp. (b)	27,610	477,101
Sears Holdings Corp. (a)(b)	12,211	1,141,728
Staples Inc. (b)	149,822	3,370,995
Starbucks Corp. (a)(b)	154,415	2,296,151
Target Corp. (b)	159,540	7,825,437
Tiffany & Co. (b)	26,469	940,179
TJX Companies Inc. (The)	87,773	2,678,832
Walgreen Co. (b)	208,656	6,459,990
Wal-Mart Stores Inc.	473,229	28,341,685
Yum! Brands Inc. (b)	98,277	3,204,813

		124,154,182

Savings & Loans (0.11%)
Hudson City Bancorp Inc. (b)	109,008	2,011,198
Sovereign Bancorp Inc.	114,253	451,299

		2,462,497

Semiconductors (2.23%)
Advanced Micro Devices Inc. (a)(b)	127,547	669,622
Altera Corp. (b)	62,979	1,302,406
Analog Devices Inc.	60,933	1,605,585
Applied Materials Inc.	281,539	4,259,685

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Semiconductors (Cont.)
Broadcom Corp. Class A (a)	93,917	$1,749,674
Intel Corp.	1,186,714	22,227,153
KLA-Tencor Corp. (b)	36,470	1,154,276
Linear Technology Corp. (b)	46,605	1,428,909
LSI Corp. (a)(b)	133,993	718,202
MEMC Electronic Materials Inc. (a)	47,832	1,351,732
Microchip Technology Inc. (b)	38,860	1,143,650
Micron Technology Inc. (a)(b)	159,943	647,769
National Semiconductor Corp. (b)	42,378	729,325
Novellus Systems Inc. (a)	21,560	423,438
NVIDIA Corp. (a)	116,549	1,248,240
QLogic Corp. (a)	27,837	427,576
Teradyne Inc. (a)	35,964	280,879
Texas Instruments Inc.	275,465	5,922,498
Xilinx Inc. (b)	58,664	1,375,671

		48,666,290

Software (4.16%)
Adobe Systems Inc. (a)	111,630	4,406,036
Autodesk Inc. (a)(b)	47,035	1,578,024
Automatic Data Processing Inc.	107,817	4,609,177
BMC Software Inc. (a)(b)	40,126	1,148,807
CA Inc. (b)	83,168	1,660,033
Citrix Systems Inc. (a)(b)	38,564	974,127
Compuware Corp. (a)(b)	55,042	533,357
Electronic Arts Inc. (a)	67,418	2,493,792
Fidelity National Information Services Inc.	39,862	735,853
Fiserv Inc. (a)(b)	34,426	1,629,038
IMS Health Inc.	38,122	720,887
Intuit Inc. (a)(b)	67,407	2,130,735
MasterCard Inc. Class A (b)	15,284	2,710,312
Microsoft Corp.	1,656,713	44,217,670
Novell Inc. (a)	74,108	380,915
Oracle Corp. (a)	827,499	16,806,505
Paychex Inc.	67,341	2,224,273
Salesforce.com Inc. (a)	21,862	1,058,121
Total System Services Inc.	41,666	683,322

		90,700,984

Telecommunications (5.58%)
American Tower Corp. Class A (a)(b)	83,252	2,994,574

Security	Shares	Value
Common Stocks (Cont.)
Telecommunications (Cont.)
AT&T Inc.	1,243,474	$34,717,794
CenturyTel Inc. (b)	22,164	812,311
Ciena Corp. (a)	19,409	195,643
Cisco Systems Inc. (a)	1,245,564	28,099,924
Corning Inc.	332,564	5,201,301
Embarq Corp.	29,547	1,198,131
Frontier Communications Corp. (b)	68,160	783,840
Harris Corp.	28,235	1,304,457
JDS Uniphase Corp. (a)(b)	47,705	403,584
Juniper Networks Inc. (a)(b)	114,507	2,412,663
Motorola Inc.	477,305	3,407,958
QUALCOMM Inc.	345,982	14,866,847
Qwest Communications International Inc. (b)	306,926	991,371
Sprint Nextel Corp.	602,418	3,674,750
Tellabs Inc. (a)	81,837	332,258
Verizon Communications Inc.	600,438	19,268,055
Windstream Corp. (b)	93,979	1,028,130

		121,693,591

Textiles (0.04%)
Cintas Corp.	27,457	788,290

		788,290

Toys, Games & Hobbies (0.11%)
Hasbro Inc. (b)	27,076	940,079
Mattel Inc. (b)	76,020	1,371,401

		2,311,480

Transportation (2.10%)
Burlington Northern Santa Fe Corp.	59,778	5,525,281
C.H. Robinson Worldwide Inc. (b)	35,839	1,826,355
CSX Corp.	85,911	4,688,163
Expeditors International Washington Inc. (b)	44,798	1,560,762
FedEx Corp.	65,591	5,184,313
Norfolk Southern Corp.	79,229	5,245,752
Ryder System Inc. (b)	12,088	749,456
Union Pacific Corp.	107,673	7,662,011
United Parcel Service Inc. Class B (b)	212,934	13,391,419

		45,833,512

Total Common Stocks
(Cost: $2,163,181,240)		2,147,016,715

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

Security	Shares or Principal	Value
Short-Term Investments (12.89%)
Money Market Funds (12.75%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.63% (c)(d)	28,657,570	$28,657,570
BGI Cash Premier Fund LLC
2.67% (c)(d)(e)	249,349,595	249,349,595

		278,007,165

U.S. Treasury Obligations (0.14%)
U.S. Treasury Bill
0.28%, 12/18/08 (f)(g)	150,000	149,909
U.S. Treasury Bill
0.67%, 12/26/08 (f)(g)	3,000,000	2,995,233

		3,145,142

Total Short-Term Investments
(Cost: $281,154,263)		281,152,307

Value
Total Investments In Securities (111.38%)
(Cost: $2,444,335,503)	$2,428,169,022

Other Assets, Less Liabilities (-11.38%)	(248,181,790)

Net Assets (100.00%)	$2,179,987,232

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 3.

(f)	The rate quoted is the yield to maturity.

(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

As of September 30, 2008, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (December 2008)	556	$32,498,200	$(2,223,663)

			$(2,223,663)

See accompanying notes to schedules of investments.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

Security	Shares	Value
Master Portfolios (70.70%)
Active Stock Master Portfolio (a)		$50,780,243
CoreAlpha Bond Master Portfolio (a)		156,823,579

Total Master Portfolios		207,603,822

Exchange-Traded Funds (29.00%)
iShares Cohen & Steers Realty Majors Index Fund (a)	42,113	3,229,225
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund (a)	143,319	4,343,999
iShares Lehman TIPS Bond Fund (a)(b)	257,387	26,073,303
iShares MSCI Canada Index Fund (a)(b)	93,921	2,473,879
iShares MSCI EAFE Index Fund (a)(b)	402,352	22,652,418
iShares MSCI EAFE Small Cap Index Fund (a)	73,046	2,467,494
iShares MSCI Emerging Markets Index Fund (a)(b)	187,407	6,471,164
iShares S&P MidCap 400 Index Fund (a)(b)	162,820	11,781,655
iShares S&P SmallCap 600 Index Fund (a)(b)	95,256	5,668,684

Total Exchange-Traded Funds
(Cost: $90,732,747)		85,161,821

Security	Shares	Value
Short-Term Investments (6.95%)
Money Market Funds (6.95%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.63% (a)(c)	976,870	$976,870
BGI Cash Premier Fund LLC
2.67% (a)(c)(d)	19,431,833	19,431,833

		20,408,703

Total Short-Term Investments
(Cost: $20,408,703)		20,408,703

Total Investments (106.65%)		313,174,346

Other Assets, Less Liabilities (-6.65%)		(19,528,271)

Net Assets (100.00%)		$293,646,075

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2010 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

Security	Shares	Value
Master Portfolios (69.31%)
Active Stock Master Portfolio (a)		$160,230,206
CoreAlpha Bond Master Portfolio (a)		407,932,282

Total Master Portfolios		568,162,488

Exchange-Traded Funds (30.49%)
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	132,670	10,173,136
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund (a)(b)	447,185	13,554,177
iShares Lehman TIPS Bond Fund (a)(b)	664,306	67,294,198
iShares MSCI Canada Index Fund (a)(b)	291,716	7,683,799
iShares MSCI EAFE Index Fund (a)(b)	1,242,849	69,972,399
iShares MSCI EAFE Small Cap Index Fund (a)(b)	229,191	7,742,072
iShares MSCI Emerging Markets Index Fund (a)(b)	585,768	20,226,569
iShares S&P MidCap 400 Index Fund (a)	501,118	36,260,899
iShares S&P SmallCap 600 Index Fund (a)(b)	285,504	16,990,343

Total Exchange-Traded Funds
(Cost: $264,795,021)		249,897,592

Security	Shares	Value
Short-Term Investments (7.66%)
Money Market Funds (7.66%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.63% (a)(c)	1,426,935	$1,426,935
BGI Cash Premier Fund LLC
2.67% (a)(c)(d)	61,329,499	61,329,499

		62,756,434

Total Short-Term Investments
(Cost: $62,756,434)		62,756,434

Total Investments (107.46%)		880,816,514

Other Assets, Less Liabilities (-7.46%)		(61,112,317)

Net Assets (100.00%)		$819,704,197

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

Security	Shares	Value
Master Portfolios (62.96%)
Active Stock Master Portfolio (a)		$450,974,780
CoreAlpha Bond Master Portfolio (a)		475,545,667

Total Master Portfolios		926,520,447

Exchange-Traded Funds (36.78%)
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	355,711	27,275,920
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund (a)	1,210,041	36,676,343
iShares Lehman TIPS Bond Fund (a)(b)	758,112	76,796,746
iShares MSCI Canada Index Fund (a)(b)	754,398	19,870,843
iShares MSCI EAFE Index Fund (a)(b)	3,212,158	180,844,495
iShares MSCI EAFE Small Cap Index Fund (a)	592,607	20,018,264
iShares MSCI Emerging Markets Index Fund (a)(b)	1,505,152	51,972,899
iShares S&P MidCap 400 Index Fund (a)	1,200,337	86,856,385
iShares S&P SmallCap 600 Index Fund (a)(b)	688,014	40,943,713

Total Exchange-Traded Funds
(Cost: $576,448,482)		541,255,608

Security	Shares	Value
Short-Term Investments (9.35%)
Money Market Funds (9.35%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.63% (a)(c)	3,290,892	$3,290,892
BGI Cash Premier Fund LLC
2.67% (a)(c)(d)	134,416,565	134,416,565

		137,707,457

Total Short-Term Investments
(Cost: $137,707,457)		137,707,457

Total Investments (109.09%)		1,605,483,512

Other Assets, Less Liabilities (-9.09%)		(133,825,569)

Net Assets (100.00%)		$1,471,657,943

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

Security	Shares	Value
Master Portfolios (58.32%)
Active Stock Master Portfolio (a)		$442,254,994
CoreAlpha Bond Master Portfolio (a)		223,954,177

Total Master Portfolios		666,209,171

Exchange-Traded Funds (41.21%)
iShares Cohen & Steers Realty Majors Index Fund (a)	355,234	27,239,343
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund (a)	1,153,029	34,948,309
iShares Lehman TIPS Bond Fund (a)(b)	327,541	33,179,903
iShares MSCI Canada Index Fund (a)(b)	710,632	18,718,047
iShares MSCI EAFE Index Fund (a)(b)	3,019,055	169,972,797
iShares MSCI EAFE Small Cap Index Fund (a)	552,450	18,661,761
iShares MSCI Emerging Markets Index Fund (a)(b)	1,379,965	47,650,192
iShares S&P MidCap 400 Index Fund (a)	1,121,748	81,169,685
iShares S&P SmallCap 600 Index Fund (a)(b)	659,363	39,238,692

Total Exchange-Traded Funds
(Cost: $512,316,776)		470,778,729

Security	Shares	Value
Short-Term Investments (11.25%)
Money Market Funds (11.25%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.63% (a)(c)	3,245,750	$3,245,750
BGI Cash Premier Fund LLC
2.67% (a)(c)(d)	125,245,202	125,245,202

		128,490,952

Total Short-Term Investments
(Cost: $128,490,952)		128,490,952

Total Investments (110.78%)		1,265,478,852

Other Assets, Less Liabilities (-10.78%)		(123,192,127)

Net Assets (100.00%)		$1,142,286,725

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

Security	Shares	Value
Master Portfolios (54.69%)
Active Stock Master Portfolio (a)		$399,665,302
CoreAlpha Bond Master Portfolio (a)		79,403,840

Total Master Portfolios		479,069,142

Exchange-Traded Funds (44.93%)
iShares Cohen & Steers Realty Majors Index Fund (a)	313,217	24,017,479
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund (a)	1,017,983	30,855,065
iShares Lehman TIPS Bond Fund (a)	96,144	9,739,387
iShares MSCI Canada Index Fund (a)(b)	617,959	16,277,040
iShares MSCI EAFE Index Fund (a)(b)	2,677,719	150,755,580
iShares MSCI EAFE Small Cap Index Fund (a)	473,166	15,983,547
iShares MSCI Emerging Markets Index Fund (a)(b)	1,244,745	42,981,045
iShares S&P MidCap 400 Index Fund (a)	963,146	69,693,245
iShares S&P SmallCap 600 Index Fund (a)(b)	558,358	33,227,885

Total Exchange-Traded Funds
(Cost: $441,414,592)		393,530,273

Security	Shares	Value
Short-Term Investments (12.01%)
Money Market Funds (12.01%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.63% (a)(c)	2,078,052	$2,078,052
BGI Cash Premier Fund LLC
2.67% (a)(c)(d)	103,158,188	103,158,188

		105,236,240

Total Short-Term Investments
(Cost: $105,236,240)		105,236,240

Total Investments (111.63%)		977,835,655

Other Assets, Less Liabilities (-11.63%)		(101,839,864)

Net Assets (100.00%)		$875,995,791

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

Security	Shares	Value
Master Portfolios (50.97%)
Active Stock Master Portfolio (a)		$2,576,334
CoreAlpha Bond Master Portfolio (a)		54,625

Total Master Portfolios		2,630,959

Exchange-Traded Funds (48.98%)
iShares Cohen & Steers Realty Majors Index Fund (a)	971	74,456
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund (a)	3,031	91,870
iShares MSCI Canada Index Fund (a)	3,872	101,989
iShares MSCI EAFE Index Fund (a)	18,937	1,066,153
iShares MSCI EAFE Small Cap Index Fund (a)	3,432	115,933
iShares MSCI Emerging Markets Index Fund (a)	8,739	301,758
iShares S&P MidCap 400 Index Fund (a)	7,406	535,898
iShares S&P SmallCap 600 Index Fund (a)	4,032	239,944

Total Exchange-Traded Funds
(Cost: $2,798,848)		2,528,001

Security	Shares	Value
Short-Term Investments (6.75%)
Money Market Funds (6.75%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.63% (a)(b)	348,132	$348,132

		348,132

Total Short-Term Investments
(Cost: $348,132)		348,132

Total Investments (106.70%)		5,507,092

Other Assets, Less Liabilities (-6.70%)		(345,569)

Net Assets (100.00%)		$5,161,523

(a)	Affiliated issuer. See Note 2.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

Security	Shares	Value
Common Stocks (97.93%)
Aerospace & Defense (1.57%)
Boeing Co. (The)	20,120	$1,153,882
General Dynamics Corp.	109,062	8,029,144
Goodrich Corp.	86,099	3,581,718
Northrop Grumman Corp.	170,283	10,308,933
Raytheon Co.	9,681	518,030

		23,591,707

Agriculture (2.56%)
Altria Group Inc. (a)	605,451	12,012,148
Monsanto Co.	64,052	6,339,867
Philip Morris International Inc.	420,087	20,206,185

		38,558,200

Airlines (0.04%)
AMR Corp. (a)(b)	43,483	427,003
Southwest Airlines Co.	13,662	198,236

		625,239

Apparel (0.02%)
Jones Apparel Group Inc. (a)	12,330	228,228
Liz Claiborne Inc. (a)	7,575	124,457

		352,685

Auto Manufacturers (0.05%)
General Motors Corp. (a)	79,759	753,723

		753,723

Auto Parts & Equipment (0.12%)
Autoliv Inc.	18,407	621,236
TRW Automotive Holdings Corp. (b)	21,330	339,360
WABCO Holdings Inc. (a)	23,753	844,182

		1,804,778

Banks (4.54%)
Bank of America Corp.	661,667	23,158,345
Bank of New York Mellon Corp. (The)	277,830	9,051,701
Colonial BancGroup Inc. (The) (a)	17,895	140,655
Comerica Inc.	13,042	427,647
Discover Financial Services LLC	15,430	213,243

Security	Shares	Value
Common Stocks (Cont.)
Banks (Cont.)
Huntington Bancshares Inc. (a)	52,062	$415,975
KeyCorp (a)	133,895	1,598,706
National City Corp. (a)	109,262	191,208
Northern Trust Corp.	85,012	6,137,866
PNC Financial Services Group Inc. (The)	28,076	2,097,277
Regions Financial Corp. (a)	100,457	964,387
State Street Corp.	52,279	2,973,630
U.S. Bancorp (a)	134,874	4,858,161
Wachovia Corp. (a)	442,750	1,549,625
Wells Fargo & Co.	357,668	13,423,280
Zions Bancorporation (a)	31,625	1,223,887

		68,425,593

Beverages (2.69%)
Anheuser-Busch Companies Inc.	103,882	6,739,864
Coca-Cola Co. (The)	17,670	934,390
Coca-Cola Enterprises Inc.	41,539	696,609
Molson Coors Brewing Co. Class B	76,694	3,585,444
Pepsi Bottling Group Inc. (a)	139,335	4,064,402
PepsiAmericas Inc. (a)	102,063	2,114,745
PepsiCo Inc.	313,260	22,326,040

		40,461,494

Biotechnology (2.03%)
Amgen Inc. (b)	341,230	20,224,702
Biogen Idec Inc. (b)	204,393	10,278,924

		30,503,626

Building Materials (0.03%)
Lennox International Inc. (a)	15,065	501,213

		501,213

Chemicals (1.41%)
Air Products and Chemicals Inc.	5,011	343,203
Airgas Inc.	25,124	1,247,407
Ashland Inc. (a)	63,489	1,856,418
CF Industries Holdings Inc.	35,568	3,253,049
Cytec Industries Inc.	66,837	2,600,628
Lubrizol Corp. (a)	104,019	4,487,380
Mosaic Co. (The)	95,322	6,483,802
Terra Industries Inc. (a)	32,164	945,622

		21,217,509

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Coal (0.17%)
Arch Coal Inc.	1,242	$40,849
Massey Energy Co. (a)	72,496	2,585,932

		2,626,781

Commercial Services (1.68%)
Accenture Ltd. (a)	275,860	10,482,680
Apollo Group Inc. Class A (a)(b)	70,055	4,154,261
Deluxe Corp.	4,236	60,956
H&R Block Inc.	45,702	1,039,720
ITT Educational Services Inc. (b)	21,818	1,765,294
Lender Processing Services Inc.	21,462	655,020
Manpower Inc. (a)	61,428	2,651,232
Moody’s Corp. (a)	30,701	1,043,834
Ticketmaster Entertainment Inc. (b)	13,866	148,782
Tree.com Inc. (b)	2,312	11,144
Visa Inc. Class A	4,725	290,068
Weight Watchers International Inc. (a)	10,746	393,304
Western Union Co. (a)	105,776	2,609,494

		25,305,789

Computers (4.21%)
Apple Inc. (b)	127,272	14,465,736
Dell Inc. (b)	15,173	250,051
Hewlett-Packard Co. (a)	374,818	17,331,584
International Business Machines Corp.	169,425	19,815,948
Lexmark International Inc. Class A (b)	7,137	232,452
Seagate Technology (a)	459,334	5,567,128
Sun Microsystems Inc. (a)(b)	315,289	2,396,196
Teradata Corp. (b)	168,482	3,285,399

		63,344,494

Cosmetics & Personal Care (3.94%)
Avon Products Inc. (a)	13,107	544,858
Colgate-Palmolive Co. (a)	220,685	16,628,615
Procter & Gamble Co. (The) (a)	604,301	42,113,737

		59,287,210

Security	Shares	Value
Common Stocks (Cont.)
Distribution & Wholesale (0.18%)
Genuine Parts Co.	8,584	$345,163
W.W. Grainger Inc. (a)	26,317	2,288,789
WESCO International Inc. (a)(b)	1,523	49,010

		2,682,962

Diversified Financial Services (5.93%)
American Express Co.	145,517	5,155,667
AmeriCredit Corp. (a)(b)	38,858	393,632
Ameriprise Financial Inc. (a)	136,443	5,212,123
BlackRock Inc.	953	185,358
Capital One Financial Corp. (a)	54,177	2,763,027
CIT Group Inc.	57,147	397,743
Citigroup Inc.	1,008,151	20,677,177
CME Group Inc.	2,429	902,398
Franklin Resources Inc.	13,126	1,156,794
Goldman Sachs Group Inc. (The)	63,066	8,072,448
Invesco Ltd.	114,843	2,409,406
JPMorgan Chase & Co. (a)	593,666	27,724,202
Merrill Lynch & Co. Inc.	221,158	5,595,297
Morgan Stanley (a)	159,883	3,677,309
NYSE Euronext Inc.	104,332	4,087,728
SLM Corp. (a)(b)	67,652	834,826
Waddell & Reed Financial Inc. Class A	5,100	126,225

		89,371,360

Electric (2.90%)
AES Corp. (The) (b)	514,641	6,016,153
American Electric Power Co. Inc.	2,198	81,392
Constellation Energy Group Inc.	25,664	623,635
DTE Energy Co.	7,101	284,892
Edison International (a)	369,293	14,734,791
FirstEnergy Corp. (a)	275,215	18,436,653
Pepco Holdings Inc. (a)	78,007	1,787,140
PG&E Corp.	7,186	269,116
Public Service Enterprise Group Inc.	46,068	1,510,570

		43,744,342

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Electrical Components & Equipment (1.21%)
Emerson Electric Co.	447,121	$18,238,066

		18,238,066

Electronics (0.98%)
Agilent Technologies Inc. (a)(b)	299,094	8,871,128
Applied Biosystems Inc.	86,169	2,951,288
Flextronics International Ltd. (a)(b)	88,944	629,724
Jabil Circuit Inc. (a)	135,225	1,290,046
Thermo Fisher Scientific Inc. (b)	2,133	117,315
Tyco Electronics Ltd.	10,258	283,736
Waters Corp. (b)	10,624	618,104

		14,761,341

Engineering & Construction (0.93%)
Fluor Corp. (a)	169,145	9,421,377
Jacobs Engineering Group Inc. (b)	52,027	2,825,586
KBR Inc.	59,789	912,978
McDermott International Inc. (b)	32,550	831,653

		13,991,594

Entertainment (0.00%)
International Speedway Corp. Class A	1,724	67,081

		67,081

Environmental Control (0.18%)
Republic Services Inc.	83,466	2,502,311
Waste Management Inc.	4,904	154,427

		2,656,738

Food (2.20%)
Campbell Soup Co.	1,372	52,959
Dean Foods Co. (b)	6,008	140,347
General Mills Inc.	251,305	17,269,680
H.J. Heinz Co.	66,689	3,332,449
Hormel Foods Corp.	16,132	585,269
J.M. Smucker Co. (The) (a)	8,740	443,031
Kellogg Co.	26,897	1,508,922
Sara Lee Corp.	398,824	5,037,147
SUPERVALU Inc. (a)	106,431	2,309,553
Wm. Wrigley Jr. Co.	31,104	2,469,658

		33,149,015

Security	Shares	Value
Common Stocks (Cont.)
Forest Products & Paper (0.30%)
International Paper Co. (a)	173,830	$4,550,869

		4,550,869

Gas (0.19%)
Energen Corp.	30,031	1,359,804
UGI Corp. (a)	60,924	1,570,621

		2,930,425

Health Care - Products (5.31%)
Alcon Inc. (a)	65,867	10,638,179
Baxter International Inc.	248,146	16,285,822
Becton, Dickinson and Co.	169,878	13,634,408
Covidien Ltd.	98,527	5,296,812
Johnson & Johnson	250,808	17,375,978
Medtronic Inc.	19,016	952,702
St. Jude Medical Inc. (a)(b)	291,709	12,686,424
TECHNE Corp. (b)	550	39,666
Zimmer Holdings Inc. (b)	48,633	3,139,746

		80,049,737

Health Care - Services (0.85%)
Health Net Inc. (b)	50,129	1,183,044
UnitedHealth Group Inc.	141,863	3,601,902
Universal Health Services Inc. Class B	10,523	589,604
WellCare Health Plans Inc. (b)	22,327	803,772
WellPoint Inc. (b)	141,182	6,603,082

		12,781,404

Holding Companies - Diversified (0.01%)
Walter Industries Inc.	1,465	69,514

		69,514

Home Builders (0.24%)
Centex Corp. (a)	24,411	395,458
D.R. Horton Inc. (a)	39,589	515,449
NVR Inc. (a)(b)	4,641	2,654,652

		3,565,559

Home Furnishings (0.01%)
Harman International Industries Inc.	2,716	92,534

		92,534

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Household Products & Wares (0.00%)
Blyth Inc.	4,480	$50,803

		50,803

Insurance (2.18%)
Aflac Inc.	3,251	190,996
Allstate Corp. (The)	21,450	989,274
American International Group Inc. (a)	299,573	997,578
Aon Corp.	26,256	1,180,470
Axis Capital Holdings Ltd.	89,367	2,833,828
Genworth Financial Inc. Class A (a)	311,000	2,677,710
Marsh & McLennan Companies Inc. (a)	99,456	3,158,723
MetLife Inc.	69,228	3,876,768
Principal Financial Group Inc.	14,357	624,386
Protective Life Corp.	7,759	221,209
Prudential Financial Inc. (a)	77,678	5,592,816
Reinsurance Group of America Inc.	5,444	293,976
Torchmark Corp.	5,941	355,272
Travelers Companies Inc. (The)	160,583	7,258,352
Unum Group	6,957	174,621
W.R. Berkley Corp.	72,064	1,697,107
Willis Group Holdings Ltd.	24,339	785,176

		32,908,262

Internet (1.79%)
eBay Inc. (b)	495,863	11,097,414
Google Inc. Class A (b)	23,318	9,339,325
IAC/InterActiveCorp. (b)	29,402	508,655
Sohu.com Inc. (b)	1,264	70,468
Symantec Corp. (b)	299,803	5,870,143

		26,886,005

Iron & Steel (0.19%)
Reliance Steel & Aluminum Co. (a)	75,315	2,859,711

		2,859,711

Lodging (0.32%)
Choice Hotels International Inc. (a)	82,156	2,226,428
Wyndham Worldwide Corp.	162,456	2,552,184

		4,778,612

Machinery (0.22%)
Gardner Denver Inc. (b)	10,817	375,566
Manitowoc Co. Inc. (The) (a)	82,445	1,282,020
Terex Corp. (b)	53,053	1,619,178

		3,276,764

Security	Shares	Value
Common Stocks (Cont.)
Manufacturing (2.98%)
Cooper Industries Ltd. (a)	20,731	$828,203
Dover Corp. (a)	152,853	6,198,189
General Electric Co.	891,313	22,728,482
Honeywell International Inc.	277,638	11,535,859
Parker Hannifin Corp.	22,111	1,171,883
Tyco International Ltd.	69,777	2,443,591

		44,906,207

Media (2.87%)
CBS Corp. Class B	112,847	1,645,309
DIRECTV Group Inc. (The) (a)(b)	318,157	8,326,169
Dish Network Corp. Class A (b)	149,912	3,148,152
Gannett Co. Inc. (a)	113,648	1,921,788
McGraw-Hill Companies Inc. (The)	46,840	1,480,612
News Corp. Class A	7,062	84,673
Time Warner Inc. (a)	1,395,403	18,293,733
Viacom Inc. Class B (b)	210,879	5,238,234
Walt Disney Co. (The)	98,751	3,030,668

		43,169,338

Metal Fabricate & Hardware (0.09%)
Commercial Metals Co.	17,907	302,449
Timken Co. (The) (a)	39,453	1,118,493

		1,420,942

Mining (0.04%)
Southern Copper Corp. (a)	33,569	640,497

		640,497

Oil & Gas (10.54%)
Apache Corp.	79,620	8,302,774
Cabot Oil & Gas Corp.	2,133	77,087
Chevron Corp.	149,899	12,363,670
ConocoPhillips	386,511	28,311,931
Devon Energy Corp.	84,900	7,742,880
ENSCO International Inc. (a)	168,329	9,700,800
Exxon Mobil Corp.	767,476	59,602,186
Noble Corp.	143,356	6,293,328
Noble Energy Inc.	172,862	9,609,399
Occidental Petroleum Corp.	151,948	10,704,737
Valero Energy Corp. (a)	200,331	6,070,029

		158,778,821

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Oil & Gas Services (1.46%)
Baker Hughes Inc. (a)	134,258	$8,127,979
Dresser-Rand Group Inc. (a)(b)	37,446	1,178,426
FMC Technologies Inc. (a)(b)	5,125	238,569
Halliburton Co.	207,949	6,735,468
Oil States International Inc. (a)(b)	5,645	199,551
Schlumberger Ltd.	29,858	2,331,611
Smith International Inc. (a)	7,359	431,532
Superior Energy Services Inc. (a)(b)	88,943	2,769,685

		22,012,821

Packaging & Containers (0.55%)
Crown Holdings Inc. (a)(b)	146,231	3,247,791
Owens-Illinois Inc. (b)	91,408	2,687,395
Packaging Corp. of America	4,814	111,589
Sonoco Products Co.	73,055	2,168,272

		8,215,047

Pharmaceuticals (5.27%)
Abbott Laboratories	32,726	1,884,363
Bristol-Myers Squibb Co. (a)	611,757	12,755,133
Cardinal Health Inc.	9,311	458,846
Eli Lilly and Co.	342,044	15,060,197
Express Scripts Inc. (a)(b)	48,168	3,555,762
Forest Laboratories Inc. (a)(b)	365,102	10,325,085
King Pharmaceuticals Inc. (a)(b)	120,694	1,156,249
Medco Health Solutions Inc. (b)	4,345	195,525
Merck & Co. Inc.	275,208	8,685,564
Pfizer Inc.	1,362,976	25,133,277
Sepracor Inc. (b)	12,790	234,185

		79,444,186

Pipelines (0.84%)
Williams Companies Inc. (The)	537,707	12,716,771

		12,716,771

Security	Shares	Value
Common Stocks (Cont.)
Real Estate (0.03%)
Jones Lang LaSalle Inc. (a)	9,825	$427,191

		427,191

Real Estate Investment Trusts (1.43%)
CBL & Associates Properties Inc.	3,132	62,891
General Growth Properties Inc. (a)	7,633	115,258
Hospitality Properties Trust (a)	14,711	301,870
Host Hotels & Resorts Inc. (a)	437,570	5,815,305
ProLogis	111,542	4,603,338
Public Storage (a)	101,943	10,093,376
SL Green Realty Corp.	9,205	596,484

		21,588,522

Retail (6.38%)
Big Lots Inc. (a)(b)	98,939	2,753,472
BJ’s Wholesale Club Inc. (a)(b)	68,561	2,664,280
CVS Caremark Corp.	100,886	3,395,823
Dollar Tree Inc. (a)(b)	156,801	5,701,284
Family Dollar Stores Inc. (a)	45,530	1,079,061
Gap Inc. (The) (a)	434,079	7,717,925
Home Depot Inc. (a)	296,164	7,667,686
HSN Inc. (b)	13,866	152,665
Macy’s Inc. (a)	233,692	4,201,782
McDonald’s Corp.	359,215	22,163,566
Office Depot Inc. (b)	175,038	1,018,721
OfficeMax Inc. (a)	15,290	135,928
Penske Automotive Group Inc. (a)	41,481	475,787
RadioShack Corp. (a)	97,214	1,679,858
Ross Stores Inc.	8,572	315,535
TJX Companies Inc. (The) (a)	183,915	5,613,086
Wal-Mart Stores Inc.	489,230	29,299,985

		96,036,444

Savings & Loans (0.25%)
Hudson City Bancorp Inc.	24,331	448,907
New York Community Bancorp Inc. (a)	144,907	2,432,989
Sovereign Bancorp Inc.	213,168	842,014

		3,723,910

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Semiconductors (2.38%)
Analog Devices Inc.	10,715	$282,340
Atmel Corp. (a)(b)	15,961	54,108
Integrated Device Technology Inc. (a)(b)	103,712	806,879
Intel Corp.	1,235,511	23,141,121
LSI Corp. (a)(b)	452,250	2,424,060
Marvell Technology Group Ltd. (b)	63,267	588,383
MEMC Electronic Materials Inc. (b)	23,470	663,262
NVIDIA Corp. (a)(b)	288,679	3,091,752
QLogic Corp. (a)(b)	72,893	1,119,636
Texas Instruments Inc.	173,975	3,740,463

		35,912,004

Software (4.55%)
Adobe Systems Inc. (a)(b)	278,136	10,978,028
Autodesk Inc. (a)(b)	164,531	5,520,015
Broadridge Financial Solutions Inc.	46,808	720,375
Dun & Bradstreet Corp. (The)	25,648	2,420,145
IMS Health Inc. (a)	206,636	3,907,487
MasterCard Inc. Class A (a)	5,445	965,562
Metavante Technologies Inc. (b)	35,580	685,271
Microsoft Corp.	1,440,821	38,455,512
Oracle Corp. (b)	165,794	3,367,276
Paychex Inc.	47,649	1,573,846

		68,593,517

Telecommunications (5.19%)
ADTRAN Inc. (a)	12,091	235,654
AT&T Inc.	981,154	27,393,820
Ciena Corp. (b)	20,588	207,527
Cisco Systems Inc. (b)	749,696	16,913,142
Embarq Corp. (a)	83,414	3,382,438
Harris Corp.	28,436	1,313,743
Millicom International Cellular SA (a)	7,080	486,184
Motorola Inc.	248,203	1,772,169
QUALCOMM Inc.	252,274	10,840,214
Sprint Nextel Corp. (a)	1,096,655	6,689,596

Security	Shares	Value
Common Stocks (Cont.)
Telecommunications (Cont.)
Telephone and Data Systems Inc. Special	14,876	$534,048
United States Cellular Corp. (a)(b)	3,566	167,317
Verizon Communications Inc.	257,656	8,268,181

		78,204,033

Toys, Games & Hobbies (0.36%)
Hasbro Inc. (a)	154,353	5,359,136

		5,359,136

Transportation (1.54%)
Burlington Northern Santa Fe Corp.	953	88,086
CSX Corp.	69,755	3,806,530
FedEx Corp.	45,263	3,577,588
Frontline Ltd. (a)	4,900	235,543
Kirby Corp. (a)(b)	85,760	3,253,734
Landstar System Inc. (a)	18,085	796,825
Norfolk Southern Corp.	70,128	4,643,175
Union Pacific Corp.	82,443	5,866,644
UTi Worldwide Inc.	2,574	43,809
YRC Worldwide Inc. (a)(b)	79,452	950,246

		23,262,180

Total Common Stocks
(Cost: $1,674,717,616)		1,475,234,306

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

Security	Shares or Principal	Value
Short-Term Investments (13.15%)
Money Market Funds (13.02%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.63% (c)(d)	26,330,171	$26,330,171
BGI Cash Premier Fund LLC
2.67% (c)(d)(e)	169,768,369	169,768,369

		196,098,540

U.S. Treasury Obligations (0.13%)
U.S. Treasury Bill
0.67%, 12/26/08 (f)(g)	$2,000,000	1,996,822

		1,996,822

Total Short-Term Investments
(Cost: $198,096,963)		198,095,362

Total Investments In Securities (111.08%)
(Cost: $1,872,814,579)		1,673,329,668

Other Assets, Less Liabilities (-11.08%)		(166,847,809)

Net Assets (100.00%)		$1,506,481,859

(a)	All or a portion of this security represents a security on loan. See Note 3.

(b)	Non-income earning security.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 3.

(f)	The rate quoted is the yield to maturity.

(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

As of September 30, 2008, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (December 2008)	618	$36,122,100	$(1,061,049)

			$(1,061,049)

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (29.99%)
Aerospace & Defense (0.02%)
TransDigm Inc.
7.75%, 07/15/14	$250,000	$235,000

		235,000

Agriculture (0.84%)
Alliance One International Inc.
8.50%, 05/15/12	250,000	231,250
Philip Morris International Inc.
4.88%, 05/16/13	2,200,000	2,168,188
5.65%, 05/16/18	4,400,000	4,067,070
Reynolds American Inc.
3.52%, 06/15/11	5,060,000	4,816,579

		11,283,087

Apparel (0.03%)
Levi Strauss & Co.
9.75%, 01/15/15	500,000	417,500

		417,500

Auto Manufacturers (0.52%)
DaimlerChrysler North America Holding Corp.
3.17%, 03/13/09	5,000,000	4,981,630
8.50%, 01/18/31	1,950,000	1,959,300

		6,940,930

Auto Parts & Equipment (0.09%)
Goodyear Tire & Rubber Co. (The)
7.86%, 08/15/11	1,250,000	1,215,625

		1,215,625

Banks (2.76%)
American Express Bank FSB
5.50%, 04/16/13	4,250,000	3,889,710
5.55%, 10/17/12	5,700,000	5,283,638
American Express Centurion Bank
5.20%, 11/26/10	1,200,000	1,124,275

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Banks (Cont.)
Bank of America Corp.
5.49%, 03/15/19	$3,500,000	$2,711,341
5.75%, 12/01/17	1,500,000	1,271,982
HSBC Bank USA
5.88%, 11/01/34	1,700,000	1,318,697
HSBC Holdings PLC
5.25%, 12/12/12	3,000,000	2,853,480
6.50%, 09/15/37	2,400,000	2,041,116
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	2,400,000	2,199,809
Wachovia Bank N.A.
6.00%, 11/15/17	8,500,000	5,040,245
Wachovia Corp.
5.30%, 10/15/11	2,750,000	2,293,159
Wells Fargo & Co.
5.25%, 10/23/12	7,300,000	7,006,905

		37,034,357

Biotechnology (0.10%)
Genentech Inc.
4.75%, 07/15/15	1,500,000	1,393,270

		1,393,270

Building Materials (0.05%)
CRH America Inc.
6.00%, 09/30/16	800,000	689,425

		689,425

Chemicals (0.23%)
Lubrizol Corp.
4.63%, 10/01/09	2,592,000	2,579,665
Mosaic Co. (The)
7.63%, 12/01/16 (a)	250,000	255,431
Nova Chemicals Corp.
6.50%, 01/15/12	250,000	222,500

		3,057,596

Commercial Services (0.10%)
Convergys Corp.
4.88%, 12/15/09	1,200,000	1,199,321
Service Corp. International
6.75%, 04/01/15	250,000	218,125

		1,417,446

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Computers (0.18%)
Hewlett-Packard Co.
4.50%, 03/01/13	$2,500,000	$2,402,195

		2,402,195

Diversified Financial Services (5.93%)
Allstate Life Global Funding Trusts
5.38%, 04/30/13	5,250,000	5,068,056
Ameriprise Financial Inc.
7.52%, 06/01/16	500,000	380,220
Associates Corp. of North America
6.88%, 11/15/08	2,400,000	2,392,574
6.95%, 11/01/18	1,500,000	1,237,527
Capital One Financial Corp.
3.10%, 09/10/09	2,940,000	2,742,841
CIT Group Funding Co. of Canada
4.65%, 07/01/10	1,000,000	706,769
5.60%, 11/02/11	950,000	604,698
CIT Group Inc.
5.40%, 02/13/12	550,000	316,181
5.80%, 07/28/11	800,000	519,861
6.10%, 03/15/17	750,000	209,145
Citicorp
6.38%, 11/15/08	5,300,000	5,305,872
Citigroup Inc.
4.13%, 02/22/10	2,000,000	1,845,736
5.30%, 10/17/12	1,000,000	890,224
5.50%, 04/11/13	1,750,000	1,527,507
5.50%, 02/15/17	3,750,000	2,876,700
5.85%, 07/02/13	2,800,000	2,456,132
6.50%, 08/19/13	4,000,000	3,555,072
Countrywide Home Loans Inc.
4.00%, 03/22/11	800,000	688,283
General Electric Capital Corp.
6.75%, 03/15/32	2,000,000	1,669,372
Genworth Global Funding Trusts
5.75%, 05/15/13	1,000,000	917,279

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Diversified Financial Services (Cont.)
Goldman Sachs Group Inc. (The)
5.45%, 11/01/12	$1,800,000	$1,525,842
5.95%, 01/18/18	4,000,000	3,299,856
6.15%, 04/01/18	4,500,000	3,741,813
6.75%, 10/01/37	1,150,000	767,728
Household Finance Corp.
4.13%, 12/15/08	2,000,000	1,978,656
International Lease Finance Corp.
6.63%, 11/15/13	4,200,000	2,574,692
JPMorgan Chase & Co.
4.75%, 05/01/13	6,600,000	6,142,211
5.60%, 06/01/11	8,300,000	8,192,050
6.40%, 05/15/38	1,300,000	1,123,915
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	2,500,000	2,159,135
6.88%, 04/25/18	2,750,000	2,433,062
Morgan Stanley
5.25%, 11/02/12	700,000	494,158
5.95%, 12/28/17	1,750,000	1,096,280
6.00%, 04/28/15	3,400,000	2,312,772
6.25%, 08/28/17	1,500,000	930,061
Williams Companies Inc. (The) Credit Linked Certificate Trust
6.75%, 04/15/09 (a)	5,000,000	4,983,500

		79,665,780

Electric (2.77%)
CMS Energy Corp.
7.75%, 08/01/10	500,000	515,901
Commonwealth Edison Co.
4.70%, 04/15/15	1,000,000	901,680
5.88%, 02/01/33	3,500,000	2,868,355
Dominion Resources Inc.
6.40%, 06/15/18	5,250,000	5,021,310
DPL Inc.
8.00%, 03/31/09	3,750,000	3,814,687
Duke Energy Corp.
6.25%, 06/15/18	2,500,000	2,365,050

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Electric (Cont.)
Edison Mission Energy
7.63%, 05/15/27	$750,000	$607,500
Florida Power Corp.
5.65%, 06/15/18	1,000,000	956,390
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	8,250,000	7,610,542
Mirant Americas Generation LLC
8.30%, 05/01/11	500,000	481,250
9.13%, 05/01/31	250,000	192,500
Northern States Power
5.25%, 07/15/35	2,500,000	1,999,575
Oncor Electric Delivery Co.
5.95%, 09/01/13 (a)	2,750,000	2,542,705
Pacific Gas and Electric Co.
5.63%, 11/30/17	1,500,000	1,417,740
PSEG Power LLC
6.95%, 06/01/12	2,300,000	2,345,977
Southern California Edison Co.
5.00%, 01/15/16	1,300,000	1,233,258
5.50%, 08/15/18	1,250,000	1,192,681
Virginia Electric and Power Co.
6.35%, 11/30/37	1,250,000	1,128,302

		37,195,403

Environmental Control (0.24%)
Allied Waste North America Inc.
7.25%, 03/15/15	500,000	478,750
Waste Management Inc.
6.50%, 11/15/08	2,722,000	2,727,215

		3,205,965

Food (0.49%)
Dean Foods Co.
7.00%, 06/01/16	250,000	217,500
Kellogg Co.
5.13%, 12/03/12	2,300,000	2,293,443
Kraft Foods Inc.
6.00%, 02/11/13	500,000	496,937
6.13%, 08/23/18	2,000,000	1,867,490

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Food (Cont.)
Kroger Co. (The)
6.40%, 08/15/17	$500,000	$479,421
8.05%, 02/01/10	930,000	955,124
SUPERVALU Inc.
7.88%, 08/01/09	250,000	248,750

		6,558,665

Health Care - Products (0.21%)
Baxter International Inc.
5.38%, 06/01/18	3,000,000	2,867,961

		2,867,961

Health Care - Services (0.78%)
Aetna Inc.
6.50%, 09/15/18	1,000,000	984,339
6.75%, 12/15/37	800,000	730,406
Community Health Systems Inc.
8.88%, 07/15/15 (a)	1,000,000	950,000
Res-Care Inc.
7.75%, 10/15/13	250,000	235,000
UnitedHealth Group Inc.
3.38%, 06/21/10	5,320,000	5,146,850
5.50%, 11/15/12	2,500,000	2,389,950

		10,436,545

Insurance (1.18%)
American International Group Inc.
8.18%, 05/15/38 (a)	900,000	144,175
Genworth Financial Inc.
6.15%, 11/15/16	2,500,000	1,094,828
John Hancock Financial Services Inc.
5.63%, 12/01/08	4,000,000	4,006,692
Lincoln National Corp.
6.05%, 04/20/17	1,100,000	726,000
Markel Corp.
7.35%, 08/15/34	1,000,000	914,329
MetLife Inc.
5.38%, 12/15/12	4,500,000	4,348,697
6.40%, 12/15/36	1,000,000	623,436

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Insurance (Cont.)
Prudential Financial Inc.
5.15%, 01/15/13	$1,750,000	$1,655,054
Travelers Companies Inc. (The)
5.80%, 05/15/18	1,250,000	1,145,661
6.25%, 03/15/37	500,000	384,567
6.25%, 06/15/37	1,000,000	866,936

		15,910,375

Iron & Steel (0.67%)
Ispat Inland ULC
9.75%, 04/01/14	8,538,000	9,025,383

		9,025,383

Lodging (0.28%)
MGM MIRAGE
6.00%, 10/01/09	3,275,000	3,062,125
8.50%, 09/15/10	750,000	690,000

		3,752,125

Machinery (0.14%)
Case New Holland Inc.
6.00%, 06/01/09	2,000,000	1,945,000

		1,945,000

Media (2.43%)
Comcast Corp.
5.70%, 05/15/18	12,650,000	11,041,514
CSC Holdings Inc.
7.63%, 04/01/11	500,000	480,000
EchoStar DBS Corp.
5.75%, 10/01/08	6,100,000	6,100,000
6.38%, 10/01/11	500,000	460,000
Liberty Media Corp.
7.75%, 07/15/09	2,750,000	2,755,151
7.88%, 07/15/09	5,500,000	5,517,078
Time Warner Cable Inc.
6.75%, 07/01/18	5,500,000	5,136,615
Time Warner Entertainment Co.
8.38%, 07/15/33	1,300,000	1,235,854

		32,726,212

Mining (0.13%)
Vale Overseas Ltd.
6.88%, 11/21/36	1,900,000	1,691,203

		1,691,203

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Office & Business Equipment (0.77%)
Xerox Corp.
3.63%, 12/18/09	$2,750,000	$2,732,235
6.35%, 05/15/18	2,250,000	2,056,727
6.88%, 08/15/11	250,000	251,898
7.13%, 06/15/10	3,000,000	3,068,760
9.75%, 01/15/09	2,200,000	2,236,630

		10,346,250

Oil & Gas (1.05%)
Burlington Resources Finance Co.
7.20%, 08/15/31	2,300,000	2,359,777
Chesapeake Energy Corp.
6.88%, 01/15/16	500,000	456,250
Enterprise Products Operating LP
7.50%, 02/01/11	3,600,000	3,707,878
Enterprise Products Operating LP Series B
4.63%, 10/15/09	2,000,000	1,957,318
5.75%, 03/01/35	1,500,000	1,140,396
Forest Oil Corp.
7.25%, 06/15/19	250,000	213,750
8.00%, 12/15/11	500,000	500,000
Marathon Oil Corp.
6.60%, 10/01/37	1,000,000	842,994
Parker Drilling Co.
9.63%, 10/01/13 (b)	500,000	485,000
Range Resources Corp.
7.50%, 05/15/16	250,000	238,750
W&T Offshore Inc.
8.25%, 06/15/14 (a)	500,000	400,000
XTO Energy Inc.
5.50%, 06/15/18	2,000,000	1,767,874

		14,069,987

Packaging & Containers (0.04%)
Crown Americas Inc.
7.63%, 11/15/13	500,000	492,500

		492,500

Pharmaceuticals (0.11%)
Bristol-Myers Squibb Co.
5.45%, 05/01/18	1,600,000	1,510,902

		1,510,902

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Pipelines (0.94%)
Colorado Interstate Gas Co.
6.80%, 11/15/15	$176,000	$166,734
Copano Energy LLC
8.13%, 03/01/16	250,000	228,750
El Paso Corp.
7.80%, 08/01/31	250,000	210,629
Kinder Morgan Energy Partners LP
5.85%, 09/15/12	3,500,000	3,399,883
6.30%, 02/01/09	3,890,000	3,884,869
Pacific Energy Partners LP
6.25%, 09/15/15	250,000	234,733
Plains All American Pipeline LP
6.70%, 05/15/36	1,000,000	861,897
TransCanada Pipelines Ltd.
6.50%, 08/15/18	3,750,000	3,637,013

		12,624,508

Real Estate (0.07%)
Westfield Capital Corp. Ltd.
4.38%, 11/15/10 (a)	1,000,000	973,600

		973,600

Real Estate Investment Trusts (0.55%)
Omega Healthcare Investors Inc.
7.00%, 01/15/16	250,000	225,000
Simon Property Group LP
5.00%, 03/01/12	2,000,000	1,901,014
5.30%, 05/30/13	2,500,000	2,335,100
5.75%, 05/01/12	3,000,000	2,914,893

		7,376,007

Retail (1.01%)
CVS Caremark Corp.
3.11%, 06/01/10	4,000,000	3,830,432
Home Depot Inc.
2.94%, 12/16/09	1,000,000	940,826
Inergy LP
6.88%, 12/15/14	750,000	656,250
8.25%, 03/01/16	250,000	230,000
J.C. Penney Co. Inc.
7.65%, 08/15/16	250,000	241,065
7.95%, 04/01/17	250,000	242,675

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Retail (Cont.)
May Department Stores Co. (The)
5.95%, 11/01/08	$4,980,000	$4,972,231
McDonald’s Corp.
5.80%, 10/15/17	1,000,000	994,429
Wal-Mart Stores Inc.
6.20%, 04/15/38	500,000	456,100
6.50%, 08/15/37	1,100,000	1,032,090

		13,596,098

Software (0.64%)
Oracle Corp.
5.25%, 01/15/16	1,500,000	1,412,210
5.75%, 04/15/18 (b)	7,750,000	7,195,914

		8,608,124

Telecommunications (4.20%)
AT&T Inc.
4.95%, 01/15/13	3,500,000	3,353,000
5.50%, 02/01/18	1,250,000	1,113,150
6.40%, 05/15/38	1,000,000	839,221
AT&T Wireless Services Inc.
8.75%, 03/01/31	1,000,000	1,105,660
BellSouth Corp.
6.55%, 06/15/34	4,000,000	3,429,320
Citizens Communications Co.
6.25%, 01/15/13	500,000	468,125
Deutsche Telekom International Finance AG
8.50%, 06/15/10	5,000,000	5,190,400
8.75%, 06/15/30	3,000,000	2,901,180
Embarq Corp.
6.74%, 06/01/13	1,750,000	1,542,485
France Telecom SA
7.75%, 03/01/11	3,300,000	3,463,317
8.50%, 03/01/31	2,000,000	2,169,794
Koninklijke KPN NV
8.00%, 10/01/10	1,500,000	1,571,820
Qwest Corp.
6.50%, 06/01/17	500,000	400,000
Rogers Wireless Inc.
6.38%, 03/01/14	2,000,000	1,912,764
7.50%, 03/15/15	750,000	762,368

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Telecommunications (Cont.)
Telecom Italia Capital SA
4.00%, 11/15/08	$3,480,000	$3,469,386
4.00%, 01/15/10	3,680,000	3,573,243
5.25%, 10/01/15	2,500,000	2,081,000
7.00%, 06/04/18 (b)	3,300,000	2,962,245
Telefonica Emisiones SAU
3.50%, 06/19/09	3,630,000	3,608,674
5.86%, 02/04/13	3,600,000	3,463,776
6.22%, 07/03/17	2,100,000	1,932,777
Verizon Communications Inc.
5.25%, 04/15/13	4,500,000	4,337,280
Vodafone Group PLC
5.63%, 02/27/17	950,000	844,455

		56,495,440

Transportation (0.44%)
CNF Inc.
6.70%, 05/01/34	2,500,000	2,033,323
CSX Corp.
5.75%, 03/15/13	2,600,000	2,479,339
6.15%, 05/01/37	1,750,000	1,356,369

		5,869,031

Total Corporate Bonds & Notes
(Cost: $442,359,556)		403,029,495

Asset-Backed Securities (5.52%)
AmeriCredit Automobile Receivables Trust Series 2007-AX Class A3
5.19%, 11/06/11	5,282,084	5,173,358
AmeriCredit Prime Automobile Receivables Series 2007-2-M Class A2B
2.87%, 11/08/10	1,822,387	1,802,896
Asset-Backed Funding Certificates Series 2005-OPT1 Class A1SS
3.45%, 07/25/35 (a)	3,672,901	3,507,357

Security	Principal	Value
Asset-Backed Securities (Cont.)
Bear Stearns Asset-Backed Securities Trust Series 2005-HE7 Class 1A3
3.62%, 07/25/35	$4,109,257	$4,055,770
Capital One Auto Finance Trust Series 2004-B Class A4
2.60%, 08/15/11	3,140,329	3,005,248
Capital One Auto Finance Trust Series 2006-B Class A3A
5.45%, 02/15/11	2,429,612	2,404,670
Capital One Auto Finance Trust Series 2007-C Class A2B
2.91%, 05/17/10	1,858,205	1,840,044
Carrington Mortgage Loan Trust Series 2007-FRE1 Class A1
3.33%, 02/25/37	4,284,242	4,094,577
Countrywide Asset-Backed Certificates Series 2004-10 Class AF4
4.51%, 07/25/32	2,599,606	2,541,986
Countrywide Asset-Backed Certificates Series 2006-25 Class 2A1
3.28%, 06/25/37	6,976,377	6,715,771
Fremont Home Loan Trust Series 2006-3 Class IIA1
3.28%, 02/25/37	3,982,347	3,902,732
Morgan Stanley Home Equity Loan Trust Series 2006-1 Class A2B
3.41%, 12/25/36	6,012,980	5,749,718
Residential Asset Securities Corp. Series 2005-KS12 Class A2
3.46%, 01/25/36	6,930,196	6,321,932
Saxon Asset Securities Trust Series 2005-4 Class A1A
3.44%, 11/25/37	5,432,564	5,060,406

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

Security	Principal	Value
Asset-Backed Securities (Cont.)
Securitized Asset-Backed Receivables LLC Trust Series 2005-FR5 Class A1A
3.50%, 08/25/35	$5,411,624	$5,158,195
Securitized Asset-Backed Receivables LLC Trust Series 2006-FR3 Class A2
3.35%, 05/25/36	6,363,403	5,974,365
Soundview Home Equity Loan Trust Series 2006-EQ1 Class A2
3.32%, 10/25/36	4,500,000	4,196,174
Structured Asset Investment Loan Trust Series 2006-3 Class A3
3.24%, 06/25/36	2,766,923	2,742,015
Total Asset-Backed Securities

(Cost: $74,305,207)		74,247,214

Collateralized Mortgage Obligations (11.53%)
Mortgage-Backed Securities (11.53%)
Banc of America Alternative Loan Trust Series 2003-5 Class 2A1
5.00%, 07/25/18	2,561,509	2,363,793
Bear Stearns Commercial Mortgage Securities Series 2006-PW14 Class A4
5.20%, 12/01/38	10,000,000	8,656,325
Bear Stearns Commercial Mortgage Securities Series 2007-PWR16 Class A4
5.90%, 06/11/40	3,000,000	2,584,697
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4
5.89%, 12/10/49	8,000,000	6,837,753

Security	Principal	Value
Collateralized Mortgage Obligations (Cont.)
Mortgage-Backed Securities (Cont.)
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class A1
5.30%, 01/15/46	$6,169,675	$6,056,498
Countrywide Alternative Loan Trust Series 2005-38 Class A3
3.56%, 09/25/35 (c)	6,098,076	4,116,201
Credit Suisse First Boston Mortgage Securities Corp. Series 1999-C1 Class A2
7.29%, 09/15/41	4,356,688	4,381,308
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-5 Class 5A1
5.00%, 08/25/19	3,621,990	3,414,859
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C3 Class A2
4.51%, 07/15/37	10,000,000	9,745,446
Eurosail PLC Series 2006-2A Class A1B
2.87%, 12/15/30 (a)	1,832,816	1,813,322
GE Capital Commercial Mortgage Corp. Series 2001-3 Class A1
5.56%, 06/10/38	5,597,200	5,557,122
Granite Master Issuer PLC Series 2007-2 Class 1A1
2.53%, 04/17/32	3,516,318	3,481,587
Greenpoint Mortgage Funding Trust Series 2007-AR1 Class 2A1A
3.41%, 03/25/47 (c)	12,521,998	7,513,199
Greenpoint Mortgage Funding Trust Series 2007-AR2 Class 1A4A
3.38%, 04/25/47 (c)	10,236,211	6,141,726

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

Security	Principal	Value
Collateralized Mortgage Obligations (Cont.)
Mortgage-Backed Securities (Cont.)
GS Mortgage Securities Corp. II Series 2007-GG10 Class A4
5.99%, 08/10/45	$4,500,000	$3,841,862
Holmes Financing PLC Series 2004-8 Class 4A2
2.93%, 07/15/40	2,400,000	2,383,447
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-CBX Class A3
4.18%, 01/12/37	1,701,000	1,665,778
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP5 Class A3
5.37%, 12/15/44	4,000,000	3,770,061
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP6 Class A3B
5.56%, 04/15/43	10,000,000	9,264,098
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-LDPX Class A1S
4.93%, 01/15/49	9,944,087	9,203,558
Lanark Master Issuer PLC Series 2007-1A Class 1A1
2.86%, 07/22/32 (a)	4,056,122	4,038,985
LB-UBS Commercial Mortgage Trust Series 2002-C4 Class A2
4.02%, 09/15/26	3,619,446	3,569,045
LB-UBS Commercial Mortgage Trust Series 2004-C1 Class A1
2.96%, 01/15/29	46,569	46,490
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A2
3.25%, 03/15/29	4,000,000	3,955,724
LB-UBS Commercial Mortgage Trust Series 2004-C7 Class A2
3.99%, 10/15/29	5,635,000	5,518,565

Security	Principal	Value
Collateralized Mortgage Obligations (Cont.)
Mortgage-Backed Securities (Cont.)
MASTR Adjustable Rate Mortgages Trust Series 2004-11 Class 2A1
3.59%, 11/25/34	$4,082	$3,042
Merrill Lynch Mortgage Trust Series 2006-C1 Class A1
5.53%, 05/12/39	6,150,373	6,062,376
Merrill Lynch Mortgage Trust Series 2006-C2 Class A1
5.60%, 08/12/43	3,244,337	3,191,311
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class A1
4.71%, 07/12/46	2,291,202	2,222,130
Permanent Financing PLC Series 4 Class 3A
2.96%, 03/10/24	6,500,000	6,433,849
Permanent Financing PLC Series 5 Class 3A
2.98%, 06/10/34	5,000,000	4,917,265
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 Class A3
5.68%, 10/15/48	10,000,000	8,833,605
Wells Fargo Mortgage-Backed Securities Trust Series 2005-16 Class A2
5.00%, 01/25/36	3,764,353	3,291,456

		154,876,483

Total Collateralized Mortgage Obligations
(Cost: $161,217,718)		154,876,483

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

Security	Principal	Value
U.S. Government & Agency Obligations (59.19%)
Mortgage-Backed Securities (51.98%)
Federal Home Loan Mortgage Corp.
2.69%, 04/15/28	$1,453,005	$1,445,247
4.19%, 10/01/33	2,826,070	2,842,673
4.28%, 03/01/34	2,987,457	3,029,183
4.50%, 08/01/20	3,074,190	3,015,532
4.50%, 10/01/23 (d)	16,000,000	15,567,500
4.56%, 11/01/33	8,527,750	8,587,321
4.62%, 04/01/38	25,905,765	25,681,679
5.00%, 10/01/20	5,564,201	5,538,016
5.00%, 12/15/34	1,589,032	134,601
5.00%, 08/01/37	27,142,988	26,456,959
5.00%, 10/01/38 (d)	4,000,000	3,895,625
5.02%, 09/01/33	1,481,300	1,504,544
5.50%, 10/01/23 (d)	10,000,000	10,060,937
5.50%, 05/15/24	3,795,425	131,289
5.50%, 03/15/25	1,603,633	71,921
5.50%, 11/15/26	11,745,916	11,979,420
5.50%, 02/15/27	28,753,078	29,281,162
5.50%, 05/15/29	4,099,673	314,038
5.50%, 10/01/32	12,766,315	12,744,554
5.50%, 05/01/34	63,801	63,593
5.50%, 10/01/34	486,155	484,567
5.50%, 12/01/36	9,253,178	9,212,826
5.50%, 10/01/38 (d)	19,000,000	18,896,094
5.58%, 01/01/37	4,749,833	4,823,850
5.78%, 06/01/36	6,969,305	7,142,246
6.00%, 10/01/23 (d)	10,000,000	10,170,313
6.00%, 01/15/24	4,337,877	4,399,298
6.00%, 05/15/27	5,577,620	5,684,715
6.00%, 07/15/27	5,735,738	5,852,166
6.00%, 12/01/28	3,901,676	3,982,628
6.00%, 02/15/34	5,614,710	5,703,121
6.00%, 09/01/34	1,608,904	1,633,738
6.00%, 09/01/38	20,000,000	20,264,962
6.00%, 10/01/38 (d)	12,000,000	12,118,125
6.38%, 11/01/36	10,672,137	11,029,655
6.50%, 05/01/21	1,461	1,513
6.50%, 09/01/21	1,326,886	1,375,018
6.50%, 01/01/36	11,931	12,258
6.50%, 08/01/36	14,106,928	14,483,046
6.50%, 10/01/38 (d)	11,000,000	11,276,719

Security	Principal	Value
U.S. Government & Agency Obligations (Cont.)
Mortgage-Backed Securities (Cont.)
Federal National Mortgage Association
4.02%, 05/01/33	$6,421,678	$6,439,675
4.27%, 08/01/33	4,970,788	5,027,254
4.44%, 06/01/35	3,481,150	3,525,358
4.50%, 10/01/23 (d)	11,850,000	11,546,344
4.50%, 08/01/35	7,847,965	7,435,204
4.55%, 06/01/35	6,090,505	6,114,009
4.62%, 10/01/33	18,918,352	19,181,218
4.70%, 02/01/36	2,761,357	2,802,853
4.99%, 07/01/35	2,460,843	2,484,632
5.00%, 01/01/18	1,053,476	1,058,259
5.00%, 09/01/18	6,837,951	6,860,451
5.00%, 12/01/18	552,315	554,133
5.00%, 01/01/19	470,268	471,816
5.00%, 06/01/19	1,091,880	1,093,801
5.00%, 08/01/19	566,171	566,265
5.00%, 09/01/19	439,354	439,427
5.00%, 11/01/19	1,108,423	1,108,606
5.00%, 01/01/20	552,513	550,878
5.00%, 05/01/20	5,307,500	5,291,792
5.00%, 06/01/20	492,956	491,497
5.00%, 11/01/33	45,511,864	44,489,571
5.00%, 12/01/33	14,402,708	14,079,193
5.00%, 03/01/34	7,262,743	7,099,606
5.00%, 09/01/35	366,980	358,164
5.08%, 04/01/37	1,887,945	1,898,824
5.10%, 01/01/36	4,065,371	4,099,845
5.12%, 07/01/35	2,165,302	2,227,468
5.24%, 05/01/35	1,816,255	1,840,396
5.43%, 01/01/37	2,449,226	2,463,867
5.46%, 07/01/36	6,194,291	6,305,225
5.50%, 09/01/19	3,678,055	3,728,088
5.50%, 10/01/19	2,584,795	2,619,956
5.50%, 07/01/33	26,514,518	26,519,038
5.50%, 01/01/34	5,971,579	5,972,597
5.50%, 07/01/34	10,077,383	10,069,653
5.50%, 02/01/35	4,277,645	4,274,364
5.50%, 03/01/35	1,000,875	999,482
5.50%, 12/01/35	4,002,834	3,997,262
5.50%, 03/01/36	3,946,217	3,938,874
5.50%, 09/01/36	12,192,748	12,194,827

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

Security	Principal	Value
U.S. Government & Agency Obligations (Cont.)
Mortgage-backed Securities (Cont.)
5.50%, 12/01/36	$5,139,630	$5,130,066
5.50%, 10/01/38 (d)	20,000,000	19,943,750
5.80%, 01/01/35	3,450,094	3,480,769
6.00%, 02/25/27	2,467,142	2,507,835
6.00%, 10/25/27	5,733,359	5,839,955
6.00%, 03/01/33	571,580	581,653
6.00%, 08/01/34	270,514	274,858
6.00%, 12/01/36	1,687,573	1,737,145
6.00%, 10/01/38 (d)	33,200,000	33,625,358
6.04%, 09/01/36	1,789,751	1,836,745
6.50%, 10/01/38 (d)	5,000,000	5,125,781
Government National Mortgage Association
5.00%, 10/01/38 (d)	7,000,000	6,864,375
5.50%, 06/15/34	1,475,262	1,480,165
5.50%, 10/01/38 (d)	7,000,000	7,006,563
6.00%, 10/01/38 (d)	40,000,000	40,581,250
6.50%, 10/01/38 (d)	9,000,000	9,240,469

		698,369,161

U.S. Government Agency Obligations (5.36%)
Federal Home Loan Mortgage Corp.
5.00%, 04/18/17	31,000,000	31,707,172
Federal National Mortgage Association
5.38%, 06/12/17 (b)	30,000,000	31,454,130
6.25%, 02/01/11	8,500,000	8,890,745

		72,052,047

U.S. Government Obligations (1.85%)
U.S. Treasury Bonds
5.38%, 02/15/31	4,100,000	4,658,945
6.13%, 08/15/29 (b)(e)	7,800,000	9,614,108
U.S. Treasury Notes
3.13%, 04/15/09 (e)	605,000	610,010
4.00%, 02/15/14 (b)(e)	9,500,000	9,984,652

		24,867,715

Total U.S. Government & Agency Obligations
(Cost: $793,542,952)		795,288,923

Security	Shares	Value
Short-Term Investments (13.47%)
Money Market Funds (13.47%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.63% (f)(g)	134,625,758	$134,625,758
BGI Cash Premier Fund LLC
2.67% (f)(g)(h)	46,365,472	46,365,472

		180,991,230

Total Short-Term Investments
(Cost: $180,991,230)		180,991,230

Total Investments In Securities (119.70%)
(Cost: $1,652,416,663)		1,608,433,345

Other Assets, Less Liabilities (-19.70%)		(264,719,175)

Net Assets (100.00%)		$1,343,714,170

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	Security valued using Level 3 inputs. See Note 1.

(d)	To-be-announced (TBA). See Note 1.

(e)	All or a portion of this U.S. Treasury Bond or Note is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

(f)	Affiliated issuer. See Note 2.

(g)	The rate quoted is the annualized seven-day yield of the fund at period end.

(h)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

As of September 30, 2008, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Notes (December 2008)	822	$175,445,625	$258,687
5-Year U.S. Treasury Notes (December 2008)	6	673,406	31
10-Year U.S. Treasury Notes (December 2008)	335	38,399,375	(692,428)
30-Year U.S. Treasury Bonds (December 2008)	422	49,446,531	(518,563)
90-Day Eurodollar (September 2009)	(325)	(78,710,938)	(348,592)
90-Day Eurodollar (December 2009)	289	69,764,600	439,910
90-Day Eurodollar (March 2010)	289	69,649,000	465,198
90-Day Eurodollar (June 2010)	289	69,471,988	411,010
90-Day Eurodollar (September 2010)	299	71,688,988	253,020
90-Day Eurodollar (December 2010)	(289)	(69,114,350)	(246,465)
90-Day Eurodollar (March 2011)	(289)	(69,049,325)	(224,790)
90-Day Eurodollar (June 2011)	(289)	(68,987,913)	(203,115)
90-Day Eurodollar (September 2011)	26	6,202,950	(30,437)

			$(436,534)

See accompanying notes to schedules of investments.

As of September 30, 2008, the Master Portfolio held the following open swap contracts:

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
Agreement with Deutsche Bank AG dated 9/17/08 to pay 7.50% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Wachovia Corp. 3.63% due 2/17/09. Expiring 9/20/13.	$500,000	$(57,669)
Agreement with Deutsche Bank AG dated 9/17/08 to pay 7.50% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Wachovia Corp. 3.63% due 2/17/09. Expiring 12/20/13.	500,000	(60,662)
Agreement with Deutsche Bank AG dated 9/19/08 to receive 3.25% per year times the notional amount. The Master Portfolio makes payment only upon a default event of General Electric Capital Corp. 6.00% due 6/15/12. Expiring 12/20/13.	4,000,000	(279,507)
Agreement with Goldman Sachs Group Inc. (The) dated 3/20/08 to pay 1.55% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 6/20/13.	46,750,000	483,088
Agreement with JPMorgan Chase & Co. dated 8/10/06 to pay 0.65% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 8.88% due 5/1/10. Expiring 9/20/13.	2,500,000	196,159
Agreement with JPMorgan Chase & Co. dated 10/16/06 to pay 0.71% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 6.70% due 5/1/34. Expiring 12/20/13.	3,000,000	235,494
Agreement with JPMorgan Chase & Co. dated 7/12/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	1,000,000	(527,409)
Agreement with JPMorgan Chase & Co. dated 7/13/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	1,500,000	(791,114)
Agreement with JPMorgan Chase & Co. dated 7/27/07 to receive 4.70% per year times the notional amount. The Master Portfolio makes payment only upon a default event of AK Steel Corp. 7.75% due 6/15/12. Expiring 9/20/12.	1,500,000	63,501
Agreement with JPMorgan Chase & Co. dated 10/1/07 to pay 3.75% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 12/20/12.	21,433,500	2,686,034
Agreement with JPMorgan Chase & Co. dated 2/20/08 to pay 5.00% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 3/20/13.	2,500,000	1,432,698
Agreement with JPMorgan Chase & Co. dated 5/20/08 to pay 5.00% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 6/20/13.	12,000,000	1,244,101
Agreement with JPMorgan Chase & Co. dated 9/25/08 to receive 8.48% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Morgan Stanley 6.60% due 4/1/12. Expiring 12/20/13.	5,250,000	(349,593)
Agreement with UBS AG dated 7/26/07 to receive 3.30% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Pride International Inc. 7.38% due 7/15/14. Expiring 9/20/12.	750,000	33,750

		$4,308,871

See accompanying notes to schedules of investments.

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Interest-Rate Swaps
Agreement with Bank of America N.A. dated 12/21/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.98%. Expiring 12/21/27.	$4,100,000	$205,917
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.98%. Expiring 12/5/10.	9,000,000	291,092
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.10%. Expiring 12/5/15.	5,000,000	249,076
Agreement with Deutsche Bank AG dated 3/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.16%. Expiring 3/28/13.	10,000,000	(464,863)
Agreement with Deutsche Bank AG dated 5/16/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.46%. Expiring 5/18/11.	5,000,000	(233,295)
Agreement with Deutsche Bank AG dated 8/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.22%. Expiring 8/24/09.	2,500,000	(43,522)
Agreement with Goldman Sachs Group Inc. (The) dated 5/17/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.53%. Expiring 5/19/11.	2,400,000	(115,850)
Agreement with Goldman Sachs Group Inc. (The) dated 5/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.43%. Expiring 5/24/11.	10,500,000	(485,602)
Agreement with Goldman Sachs Group Inc. (The) dated 10/13/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.26%. Expiring 10/17/08.	7,100,000	(7,528)
Agreement with Goldman Sachs Group Inc. (The) dated 10/13/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.27%. Expiring 10/17/11.	1,250,000	(54,248)
Agreement with Goldman Sachs Group Inc. (The) dated 5/11/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.05%. Expiring 5/16/11.	10,700,000	(388,836)
Agreement with Goldman Sachs Group Inc. (The) dated 9/25/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.11%. Expiring 9/30/13.	79,000,000	49,282
Agreement with JPMorgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.32%. Expiring 3/10/26.	2,000,000	160,544
Agreement with JPMorgan Chase & Co. dated 8/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.27%. Expiring 8/29/11.	1,000,000	(43,978)
Agreement with JPMorgan Chase & Co. dated 5/11/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.06%. Expiring 5/17/10.	14,000,000	(378,580)
Agreement with UBS AG dated 7/1/08 paying the notional amount multiplied by three-month LIBOR rate and receiving a fixed rate of 4.72%. Expiring 7/3/18.	15,000,000	(281,700)
Agreement with UBS AG dated 7/24/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.73%. Expiring 7/30/18.	9,000,000	(180,842)

		$ (1,722,933)

See accompanying notes to schedules of investments.

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of September 30, 2008, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios. The LifePath 2050 Master Portfolio commenced operations on June 30, 2008.

These notes relate only to the schedules of investments for the Active Stock, CoreAlpha Bond, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050 and S&P 500 Index Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

1.	Significant accounting policies

Security valuation

The securities and other assets of each Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP.

Effective January 1, 2008, the Master Portfolios adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Master Portfolios’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Master Portfolios’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolios’ net assets are computed and that may materially affect the value of the Master Portfolios’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Fair value pricing could result in a difference between the prices used to calculate a Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which, in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index.

The following table summarizes the inputs used in valuing the Master Portfolios’ investments as of September 30, 2008:

Investments in Securities

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant	Unobservable
Master Portfolio	Prices	Observable Inputs	Inputs	Total Fair Value
Active Stock	$1,673,329,668	$—	$—	$1,673,329,668
CoreAlpha Bond	205,858,945	1,384,803,274	17,771,126	1,608,433,345
LifePath Retirement	313,174,346	—	—	313,174,346
LifePath 2010	880,816,514	—	—	880,816,514
LifePath 2020	1,605,483,512	—	—	1,605,483,512
LifePath 2030	1,265,478,852	—	—	1,265,478,852
LifePath 2040	977,835,655	—	—	977,835,655
LifePath 2050	5,507,092	—	—	5,507,092
S&P 500 Index	2,428,169,022	—	—	2,428,169,022

Other Financial Instruments (a)

			Level 3 -
	Level 1-	Level 2 - Other	Significant
	Quoted	Significant	Unobservable
Master Portfolio	Prices	Observable Inputs	Inputs	Total Fair Value
Active Stock	$(1,061,049)	$—	$—	$(1,061,049)
CoreAlpha Bond	(436,534)	2,585,938	—	2,149,404
S&P 500 Index	(2,223,663)	—	—	(2,223,663)

(a)	Other financial instruments include futures and swap contracts, which are valued at the unrealized appreciation (depreciation) on the financial instrument.

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the three quarters ended September 30, 2008:

Master Portfolio	Balance at Beginning of Period	(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
CoreAlpha Bond	$98,570,544	$(5,001,347)	$524,328	$(58,585,075)	$(17,369,545)	$17,771,126	$(367,779)

Federal income taxes

As of September 30, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Master Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Active Stock	$1,942,717,179	$—	$(269,387,511)	$(269,387,511)
CoreAlpha Bond	1,652,535,905	6,691,721	(50,794,281)	(44,102,560)
LifePath Retirement (a)	111,141,450	332,331	(5,903,257)	(5,570,926)
LifePath 2010 (a)	327,551,455	1,265,607	(16,163,036)	(14,897,429)
LifePath 2020 (a)	714,155,939	4,466,446	(39,659,320)	(35,192,874)
LifePath 2030 (a)	640,807,728	2,141,422	(43,679,469)	(41,538,047)
LifePath 2040 (a)	546,650,832	1,781,538	(49,665,857)	(47,884,319)
LifePath 2050 (a)	3,146,980	2,348	(273,195)	(270,847)
S&P 500 Index	2,495,555,362	461,409,224	(528,795,564)	(67,386,340)

(a)	Tax cost information does not include investments in the underlying Master Portfolios.

Futures contracts

The Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios may enter into futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually transacting in the commodities or financial instruments. A futures contract is an agreement between two parties to buy and sell a particular commodity or financial instrument at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of September 30, 2008, the Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills and U.S. Treasury Bonds and Notes with face amounts of $2,000,000, $2,655,000 and $3,150,000, respectively, for initial margin requirements on outstanding futures contracts.

When issued/TBA transactions

The CoreAlpha Bond Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Master Portfolio as a purchase transaction and a sale transaction in which the Master Portfolio realizes a gain or loss. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover and higher transaction costs. The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

Swap transactions

The CoreAlpha Bond Master Portfolio may enter into swaps, including, but not limited to, interest-rate, index and credit default swaps. Swap transactions generally do not involve the delivery of securities or other underlying assets or principal. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction(s), it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction(s). In the event the other party to the swap transaction(s) were to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with conventional securities transactions. The Master Portfolio segregates liquid assets in connection with transactions in swaps.

Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments or fixed-rate payments). Index swaps (sometimes referred to as total return swaps) involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. In each case, the exchange of commitments can involve payments to be made in the same currency or in different currencies. Details of interest-rate swaps held by the Master Portfolio as of September 30, 2008 are included in its Schedule of Investments.

A credit default swap is a contract between two parties which transfers the credit risk of an entity (the “reference entity”) for a defined period whereby if there is a Credit Event then the seller of protection pays a predetermined amount to the buyer of protection. A “Credit Event” is commonly defined as the reference entity’s (a) failing to pay principal or interest on time, (b) restructuring its debt, (c) accelerating its debt, or (d) entering bankruptcy. The buyer of credit protection pays a premium to the seller of credit protection until the earlier of a Credit Event or the scheduled termination date of the credit default swap. Credit default swaps can be used to implement Barclays Global Fund Advisors’ (“BGFA”), the Master Portfolios’ investment advisor, view that a particular credit, or group of credits, will experience credit improvement. In the case of expected credit improvement, the Master Portfolio may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of the Master Portfolio to make payments upon the occurrence of a Credit Event creates leveraged exposure to the credit risk of the referenced entity. The Master Portfolio may also buy credit default protection with respect to a reference entity if, in the judgment of BGFA, there is a high likelihood of credit deterioration. In such instance, the Master Portfolio will pay a premium regardless of whether there is a Credit Event. The credit default swap market in high yield securities is comparatively new and rapidly evolving compared to the credit default swap market for more seasoned and liquid investment grade securities creating the risk that the newer markets will be less liquid and it may be difficult to exit or enter into a particular transaction. In the event of counterparty default, the Master Portfolio would have rights solely against the counterparty and will have no recourse against the reference entity as a result of the counterparty default. Details of credit default swaps held by the Master Portfolio as of September 30, 2008 are included in its Schedule of Investments.

In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated obligation that is being hedged, in the event the reference entity experiences a Credit Event. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Alternatively, if the transaction were to be physically settled, the counterparty, as seller of protection, would agree that if a specified Credit Event occurs, it would take delivery of an obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for the loss in market value of the designated obligation if the reference entity suffered a Credit Event and the credit default swap were to be cash settled. In the event that the transaction were to be physically settled on the occurrence of a specified Credit Event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an obligation specified at the time of the occurrence of the relevant Credit Event and would pay to the counterparty an amount equal to the notional amount of the transaction.

The Master Portfolio may also write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if it decides to let the swaption expire unexercised. When the Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. As of September 30, 2008, the Master Portfolio did not hold any swaptions.

Short sales

The Active Stock and CoreAlpha Bond Master Portfolios may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. Details of short positions held by the Master Portfolios as of September 30, 2008, if any, are included in the Schedules of Investments.

2.	Transactions with affiliates

The Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which Barclays Global Investors, N.A. is an affiliate, to obtain exposure to the bond and stock markets while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

Each Master Portfolio may invest in the Institutional Shares of certain money market funds managed by BGFA, the Master Portfolios’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

Each Master Portfolio may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. See Note 3 for additional information regarding the Premier Fund.

The following table provides information about the direct investment by each Master Portfolio (exclusive of short-term investments) in issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the three quarters ended September 30, 2008.

	Number of
	Shares Held			Number of
	Beginning	Gross	Gross	Shares Held	Value at		Net
Master Portfolio and	of Period	Additions	Reductions	End of Period	End of	Dividend	Realized
Name of Affiliated Issuer	(in 000s)	(in 000s)	(in 000s)	(in 000s)	Period	Income	Gain (Loss)
LifePath Retirement
iShares Cohen & Steers Realty Majors Index Fund	105	25	88	42	$3,229,225	$213,067	$(816,237)
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	143	—	143	4,343,999	36,255	—
iShares Lehman TIPS Bond Fund	294	32	69	257	26,073,303	1,460,446	374,325
iShares MSCI Canada Index Fund	66	33	5	94	2,473,879	9,449	1,939
iShares MSCI EAFE Index Fund	331	151	80	402	22,652,418	513,471	(131,499)
iShares MSCI EAFE Small Cap Index Fund	—	74	1	73	2,467,494	—	(5,232)
iShares MSCI Emerging Markets Index Fund (a)	129	73	15	187	6,471,164	83,370	(79,816)
iShares S&P MidCap 400 Index Fund	138	60	35	163	11,781,655	112,055	12,046
iShares S&P SmallCap 600 Index Fund	90	24	19	95	5,668,684	39,786	(80,789)
LifePath 2010
iShares Cohen & Steers Realty Majors Index Fund	375	48	290	133	10,173,136	690,845	(2,687,487)
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	447	—	447	13,554,177	113,124	—
iShares Lehman TIPS Bond Fund	782	66	184	664	67,294,198	3,802,128	959,110
iShares MSCI Canada Index Fund	239	77	24	292	7,683,799	29,013	457
iShares MSCI EAFE Index Fund	1,152	410	319	1,243	69,972,399	1,619,943	2,095,618
iShares MSCI EAFE Small Cap Index Fund	—	229	—	229	7,742,072	—	—
iShares MSCI Emerging Markets Index Fund (a)	474	155	43	586	20,226,569	268,537	(326,424)
iShares S&P MidCap 400 Index Fund	468	137	104	501	36,260,899	347,877	507,033
iShares S&P SmallCap 600 Index Fund	283	66	63	286	16,990,343	123,402	(255,329)

LifePath 2020
iShares Cohen & Steers Realty Majors Index Fund	1,004	145	793	356	27,275,920	1,901,966	(8,457,228)
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	1,210	—	1,210	36,676,343	306,103	—
iShares Lehman TIPS Bond Fund	888	109	239	758	76,796,746	4,405,671	1,275,796
iShares MSCI Canada Index Fund	620	214	80	754	19,870,843	81,393	(37,844)
iShares MSCI EAFE Index Fund	2,992	999	779	3,212	180,844,495	4,443,108	(3,137,808)
iShares MSCI EAFE Small Cap Index Fund	—	593	—	593	20,018,264	—	—
iShares MSCI Emerging Markets Index Fund (a)	1,192	472	159	1,505	51,972,899	737,669	(1,065,030)
iShares S&P MidCap 400 Index Fund	1,150	324	274	1,200	86,856,385	870,865	226,700
iShares S&P SmallCap 600 Index Fund	702	144	158	688	40,943,713	304,760	(672,701)
LifePath 2030
iShares Cohen & Steers Realty Majors Index Fund	935	168	748	355	27,239,343	1,808,607	(8,469,170)
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	1,153	—	1,153	34,948,309	288,750	—
iShares Lehman TIPS Bond Fund	373	59	104	328	33,179,903	1,880,547	571,725
iShares MSCI Canada Index Fund	574	207	70	711	18,718,047	76,450	(64,125)
iShares MSCI EAFE Index Fund	2,783	890	654	3,019	169,972,797	4,144,824	(5,594,847)
iShares MSCI EAFE Small Cap Index Fund	—	552	—	552	18,661,761	—	—
iShares MSCI Emerging Markets Index Fund (a)	1,115	451	186	1,380	47,650,192	681,895	(1,734,005)
iShares S&P MidCap 400 Index Fund	1,033	239	150	1,122	81,169,685	800,601	(300,115)
iShares S&P SmallCap 600 Index Fund	628	232	201	659	39,238,692	281,437	(1,084,574)
LifePath 2040
iShares Cohen & Steers Realty Majors Index Fund	805	125	617	313	24,017,479	1,557,385	(7,467,070)
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	1,018	—	1,018	30,855,065	257,518	—
iShares Lehman TIPS Bond Fund	—	107	11	96	9,739,387	235,632	(24,724)
iShares MSCI Canada Index Fund	479	289	150	618	16,277,040	65,387	(254,377)
iShares MSCI EAFE Index Fund	2,356	819	497	2,678	150,755,580	3,569,209	(4,172,543)
iShares MSCI EAFE Small Cap Index Fund	—	473	—	473	15,983,547	—	—
iShares MSCI Emerging Markets Index Fund (a)	937	483	175	1,245	42,981,045	585,206	(1,322,794)
iShares S&P MidCap 400 Index Fund	853	277	167	963	69,693,245	671,643	(823,540)
iShares S&P SmallCap 600 Index Fund	525	241	208	558	33,227,885	237,065	(1,220,447)
LifePath 2050
iShares Cohen & Steers Realty Majors Index Fund	—	1	—	1	74,456	864	—
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	3	—	3	91,870	767	—
iShares MSCI Canada Index Fund	—	4	—	4	101,989	—	—
iShares MSCI EAFE Index Fund	—	19	—	19	1,066,153	—	—
iShares MSCI EAFE Small Cap Index Fund	—	3	—	3	115,933	—	—
iShares MSCI Emerging Markets Index Fund (a)	—	9	—	9	301,758	—	(1,435)
iShares S&P MidCap 400 Index Fund	—	7	—	7	535,898	1,668	—
iShares S&P SmallCap 600 Index Fund	—	4	—	4	239,944	638	—

(a)	Shares were adjusted to reflect a three-for-one stock split effective July 24, 2008.

3.	Portfolio securities loaned

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Master Portfolio or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of September 30, 2008, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

4.	Recently issued accounting pronouncements

In March 2008, the FASB issued Financial Accounting Standards Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”). FAS 161 requires enhanced disclosures for derivative instruments and hedging activities and is effective for fiscal years and interim periods beginning after November 15, 2008. MIP is currently evaluating the impact the adoption of FAS 161 will have on the financial statements.

In September 2008, FASB issued FASB Staff Position No. 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP”). FSP requires enhanced transparency of the effect of credit derivatives and guarantees on an issuer’s financial position, financial performance and cash flows. FSP is effective for fiscal years ending after November 15, 2008. This FSP applies to certain credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees and requires additional disclosures regarding credit derivatives with sold protection. MIP is currently evaluating the impact this requirement will have on the financial statements.

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust Schedules of Investments included as Item 1 on this Form N-Q, includes the schedules of investments and notes to schedules of investments of nine series of Master Investment Portfolio (MIP). MIP is unaffiliated with registrant and neither registrant nor the certifying officers to this Form N-Q have any control over the preparation or content of the information included in MIP’s schedules of investments and notes to schedules of investments included herein.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date 11/26/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date 11/26/2008

BY	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer

Date 11/26/2008